              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION


                                ON APRIL 14, 2004


                     REGISTRATION NOS. 2-95973 AND 811-4236

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]


                      POST-EFFECTIVE AMENDMENT NO. 65 [X]


                                      AND
          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT [X]
                                    OF 1940


                              AMENDMENT NO. 66 [X]


                            ONE GROUP(R) MUTUAL FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                              1111 POLARIS PARKWAY
                           COLUMBUS, OHIO 43271-1235
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (800) 480-4111
                        (REGISTRANT'S TELEPHONE NUMBER)


                                DAVID J. KUNDERT

                              1111 POLARIS PARKWAY
                            COLUMBUS, OHIO 43271-1235
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:


ALAN G. PRIEST, ESQUIRE                         JESSICA K. DITULLIO, ESQUIRE
ROPES & GRAY LLP                                BANK ONE CORPORATION
ONE METRO CENTER                                1111 POLARIS PARKWAY
700 12TH STREET, N.W., SUITE 900                COLUMBUS, OHIO 43271-0152
WASHINGTON, D.C. 20005-3948


     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: IMMEDIATELY UPON
EFFECTIVENESS

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

     ______ Immediately upon filing pursuant to paragraph (b)


            on                   pursuant to paragraph(b)
     ------    -----------------


     ______ on 60 days after filing pursuant to paragraph (a)(1)


     ______ on _________________ pursuant to paragraph (a)(1)


        X   75 days after filing pursuant to paragraph (a)(2)
     ------

     ______ on October 31, 2003 pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:



            post-effective amendment designates a new effective date for a ------ previously filed post-effective amendment.

Part A of Post-Effective Amendment No. 64 (filed February 20, 2004) to the Trust's Registration Statement on Form N-1A is incorporated herein by reference.

[GRAPHIC]

EQUITY INVESTING

[LOGO]

[GRAPHIC]

Prospectus
One Group/R/ Strategic Small Cap Value Fund

June 28, 2004

Class A Shares
Class B Shares
Class C Shares

The Securities and Exchange Commission has not approved or disapproved the shares of the Fund as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF

   C O N T E N T S

    FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE
         One Group Strategic Small Cap Value Fund    1
                                                   -----


                              MORE ABOUT THE FUND
                  Principal Investment Strategies    4
                                                   -----
                                 Investment Risks    5
                                                   -----
                    Temporary Defensive Positions    6
                                                   -----
                               Portfolio Turnover    7
                                                   -----


   HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
                           Purchasing Fund Shares    8
                                                   -----
                                    Sales Charges    13
                                                   -----
              Sales Charge Reductions and Waivers    16
                                                   -----
                           Exchanging Fund Shares    19
                                                   -----
                            Redeeming Fund Shares    21
                                                   -----


                                   PRIVACY POLICY    24
                                                   -----


                          SHAREHOLDER INFORMATION
                                    Voting Rights    26
                                                   -----
                                Dividend Policies    26
                                                   -----
                    Tax Treatment of Shareholders    27
                                                   -----
               Shareholder Statements and Reports    28
                                                   -----
              Availability of Proxy Voting Record    28
                                                   -----
          Quarterly Portfolio Holdings Disclosure    29
                                                   -----


             MANAGEMENT OF ONE GROUP MUTUAL FUNDS
                                      The Advisor    30
                                                   -----
                                    Advisory Fees    30
                                                   -----
 Additional Compensation to Shareholder Servicing
 Agents -- Revenue Sharing and Other Arrangements    30
                                                   -----
                                The Fund Managers    31
                                                   -----
      Fund Manager Compensation and Fund Holdings    31
                                                   -----


                                LEGAL PROCEEDINGS    32
                                                   -----
                             FINANCIAL HIGHLIGHTS    41
                                                   -----
                 APPENDIX A: INVESTMENT PRACTICES    42
                                                   -----


FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

ONE GROUP(R)
--------------------------------------------------------------------------------

                          Strategic Small Cap Value Fund

  WHAT IS THE GOAL OF     The Fund seeks long-term capital appreciation
            THE FUND?     primarily by investing in equity securities of
                          small-capitalization companies.

  WHAT ARE THE FUND'S     The Fund invests mainly in equity securities of small
      MAIN INVESTMENT     domestic companies with market capitalizations of
          STRATEGIES?     $100 million to $3 billion at the time of investment.
                          In reviewing investment opportunities, Banc One
                          Investment Advisors uses a value-oriented approach and considers factors such as market capitalization, balance sheet strength, and the outlook for improving or sustained return on capital. Banc One Investment
                          Advisors will consider factors such as dividend yield, free cash flow, and management depth as secondary considerations. Stocks will be sold based on share price considerations, capitalization, valuation, perceived risk, or substantial changes in the fundamental outlook for the company or the industry. For more information about the Strategic
                          Small Cap Value Fund's investment strategies, please read "More About the Fund" and "Principal Investment
                          Strategies."

    WHAT ARE THE MAIN     The main risks of investing in the Fund and the
RISKS OF INVESTING IN     circumstances likely to adversely affect your
            THE FUND?     investment are described below. The share price of
                          the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read
                          "Investment Risks."

         MAIN RISKS       Market Risk. The Fund invests in equity securities
-------------------       (such as stocks) that are more volatile and carry
                          more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Initial public offerings ("IPOs") and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

                          Value Investing Risk. Value investing attempts to identify companies selling at a discount from Banc One Investment Advisors' estimate of their true worth. Investment advisors using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stock's intrinsic value may never be fully realized by the market or that a stock judged by Banc One Investment Advisors to be undervalued may actually be appropriately priced.

FUND SUMMARY
Strategic Small Cap Value Fund

ONE GROUP(R)
--------------------------------------------------------------------------------


                          Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

                          Short Selling Risk. As part of its investment strategy, the Fund may engage in short selling. In order to establish a short position in a security, the Fund must first borrow the security from a lender, such as a broker or other institution. The Fund may not always be able to borrow the security at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available stocks or for other reasons.

                          After short selling the borrowed security, the Fund is then obligated to 'cover' the short sale by purchasing and returning the security to the lender on a later date. The Fund may not always be able to complete or 'close out' the short position by replacing the borrowed securities at a particular time or at an acceptable price.

                          In addition, the Fund may be prematurely forced to close out a short position if the lender demands the return of the borrowed security. The Fund incurs a loss as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date when the Fund replaces the security. The Fund's loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

                          Further, if other short-sellers of the same security want to close out their positions at the same time, a 'short squeeze' can occur. A short squeeze occurs when demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price, thereby increasing the likelihood that the Fund will lose some or all of the potential profit from, or incur a loss on, the short sale.

                          Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                          This section normally would include a bar chart and average annual total return table. This information is not included because the Fund has not commenced operations as of the date of this prospectus and the Fund does not have a full calendar year of investment returns.

FUND SUMMARY
Strategic Small Cap Value Fund

--------------------------------------------------------------------------------

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
---------------------------------------------------------------------------------
(fees paid directly from your investment)/1/             CLASS A  CLASS B CLASS C
---------------------------------------------------------------------------------

Maximum Sales Charge (Load) Imposed on Purchases           5.25%   NONE    NONE
---------------------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                    NONE/2/    5.00%   1.00%
---------------------------------------------------------------------------------
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)

Redemption Fee                                             NONE    NONE    NONE
---------------------------------------------------------------------------------
Exchange Fee                                               NONE    NONE    NONE
---------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)            CLASS A  CLASS B CLASS C
---------------------------------------------------------------------------------
Investment Advisory Fees/3/                                 .74%    .74%    .74%
---------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                  .35%   1.00%   1.00%
---------------------------------------------------------------------------------
Other Expenses                                              .76%    .76%    .76%
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses/4/                    1.85%   2.50%   2.50%
---------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/5/                 (.35%)  (.25%)  (.25%)
---------------------------------------------------------------------------------
Net Expenses                                               1.50%   2.25%   2.25%
---------------------------------------------------------------------------------
/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.
/2/Except for purchases of $1 million or more. Please see "Sales Charges."
/3/The Fund has adopted a breakpoint schedule under which the investment advisory fee rate decreases as net assets increase above designated levels.
   Please see "Management of One Group Mutual Funds".
/4/Expense information is based on estimated amounts for the current fiscal year.
/5/The Distributor has contractually agreed to limit its distribution fees to
   .25% for Class A shares for a one year period beginning upon commencement of the Fund. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.50% for Class A shares, to 2.25%
   for Class B shares and to 2.25% for Class C shares for the same period.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                   CLASS A    CLASS B      CLASS B      CLASS C      CLASS C

                             ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                           REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                            THE END OF                THE END OF
                            EACH PERIOD               EACH PERIOD
------------------------------------------------------------------------------
1 Year/1/          $  670     $  728        $228         $328         $228
------------------------------------------------------------------------------
3 Years             1,044      1,055         755          755          755
------------------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:

    Class A                         $703
    Class B (with redemption)       $753
    Class B (without redemption)    $253
    Class C (with redemption)       $353
    Class C (without redemption)    $253

                          More About the Fund


                          The Fund described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

                      ----------------------------------------------------------

 PRINCIPAL INVESTMENT     This prospectus describes a mutual fund with the
           STRATEGIES     investment objective of capital appreciation. The
                          principal investment strategies that are used to meet the Fund's investment objective also are described in "Fund Summary: Investments, Risk & Performance" in the front of this prospectus. They also are described below. There can be no assurance that the Fund will achieve its investment objective. Please note that the Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.

                        FUNDAMENTAL POLICIES

  A Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.

                        ----
                          ONE GROUP STRATEGIC SMALL CAP VALUE FUND. The Fund mainly invests in equity securities of small-capitalization companies. Small-capitalization companies are defined as companies with market capitalizations ranging from $100 million to $3 billion at the time of investment. These securities may include equity securities issued by real estate investment trusts (also known as "REITs") and other real estate companies. The Fund may occasionally hold securities of companies with large capitalizations if doing so contributes to the Fund's investment objective. The Fund will ordinarily invest in between 60 to 100 small capitalization companies, but may go outside this range if market conditions warrant.

                          . Under normal circumstances, at least 80% of the Fund's assets will be invested in common and preferred stocks, rights, warrants, convertible securities, and other equity securities of small-capitalization companies. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

                          . The Fund may invest up to 25% of its net assets in foreign securities including American Depositary Receipts.

                          . The Fund may SELL SHORT stocks that Banc One Investment Advisors believes are overvalued. The value of the short positions will not exceed 10% of the Fund's net assets.

                          . The Fund also may invest up to 20% of its assets in U.S. government securities, other investment grade fixed income securities, and cash and cash equivalents. Although the Fund may use these strategies, the Fund's main investment strategy is to invest in equity securities of small-capitalization companies.

                       WHAT IS SHORT SELLING?

  Short selling a security means borrowing it from a lender and then selling it to a third party. To complete or close the short transaction, the Fund must acquire the same security in the market and return it to the lender. If the Fund can close the transaction by buying the security at a price lower than the price paid by the third party, a profit results; however, if the price rises, a loss occurs.

                          The Fund may sell stocks believed to be unattractive. The Fund's proceeds from the short sales and remaining cash balance is invested in cash and cash equivalents. In order to sell a security short, the Fund must borrow the security in order to settle the sale and buy the security at a later date to return to the lender. The Fund must maintain collateral at least equal to the current market value of the security sold short.

                      ----------------------------------------------------------

     INVESTMENT RISKS     The main risks associated with investing in the Fund
                          are described below and in "Fund Summary:
                          Investments, Risk & Performance" at the front of this prospectus.

                        ----
                          DERIVATIVES. The Fund may invest in securities that may be considered to be DERIVATIVES. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management investment risks. The Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.

                        WHAT IS A DERIVATIVE?

  Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

                        ----
                          SHORT SALES RISK. When Banc One Investment Advisors determines that a security is unattractive, the Fund may sell the security short by borrowing it from a lender and selling it to a third party at the then current market price. In order to replace the borrowed securities, i.e., 'cover the short position', the Fund will be required to purchase, exchange or convert securities to return to the security's lender. The Fund cannot guarantee that it will be able to replace a borrowed security at a particular time or at an acceptable price. If the borrowed securities have appreciated in value, the Fund will be required to pay more for the replacement securities than the amount it received for selling the security short. The potential loss on a short sale is unlimited because the loss increases as the price of the security sold short increases and the price may rise indefinitely. If the price of a borrowed security declines before the short position is covered, the Fund may realize a gain. The Fund's gain on a short sale, before transaction costs, is generally limited to the difference between the price at which it sold the borrowed security and the price it paid to purchase the security to return to the lender.

                          While the Fund has an open short position, it is always subject to the risk that the security's lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If this happens, the Fund must buy the replacement shares immediately at the stock's then current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security to close out the short position.

                          Short sales also involve other costs. The Fund must repay to the lender an amount equal to any dividends or interest that accrue while the loan is outstanding. To borrow the security, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

                          Until the Fund closes the short position, it will maintain a segregated account with a custodian containing cash, U.S. government securities or other liquid securities. These assets used to cover the Fund's short sales will not be available for any reason, including to meet redemption requests. The Fund will not make a short sale if, after giving effect to the sale, the market value of all securities sold short will exceed 10% of the value of such Fund's net assets (exclusive of the cash proceeds of the short sale).

                          Real Estate Securities. The Fund's investments in real estate securities are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can affect the profitability and liquidity of properties in the real estate market. Property values may also decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. The performance of the real estate securities in which the Fund invests is also largely dependent on the organization, skill and capital funding of the manages and operators of the underlying real estate.

                          REIT Risk. In addition to the risks facing real estate securities, the Fund's investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

                      ----------------------------------------------------------

  TEMPORARY DEFENSIVE     To respond to unusual market conditions, the Fund may
            POSITIONS     invest its assets in cash and CASH EQUIVALENTS for
                          temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments and prevent the Fund from meeting its investment objectives.

                     WHAT IS A CASH EQUIVALENT?

  Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

                          While the Fund is engaged in a temporary defensive position, it will not be pursuing its investment objectives. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

                          The Fund may invest up to 100% of its total assets invest in cash and cash equivalents.

                      ----------------------------------------------------------

   PORTFOLIO TURNOVER     The Fund may engage in active and frequent trading of
                          portfolio securities to achieve its principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

                          Higher portfolio turnover rates will likely result in higher transaction costs to the Fund and may result in additional tax consequences to you. The portfolio turnover rate for the Fund is anticipated to be in excess of 50%. Because portfolio turnover is not a determining factor in management of the Fund, the actual portfolio turnover rate may be significantly higher (i.e., over 100%). Higher portfolio turnover will likely result in higher transaction costs to the Fund and may result in additional tax consequences to you.

                          To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

                          How to Do Business with One Group Mutual Funds

                      ----------------------------------------------------------


PURCHASING FUND SHARES


      WHERE CAN I BUY     You may purchase Fund shares:
              SHARES?

                          . From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will typically be held for you by the Shareholder Servicing Agent; and

                          . Directly from One Group through One Group Dealer Services, Inc. (the "Distributor").

WHEN CAN I BUY SHARES?    .  Purchases may be made on any business day. This
                             includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good
                             Friday, Memorial Day, Independence Day, Labor Day,
                             Thanksgiving Day and Christmas Day.

                          . Purchase requests received by the Fund or an agent of the Fund in proper form before 4:00 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received by the Fund or an agent of the Fund after the NYSE closes will be effective the following business day.

                          . If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

                          . The Fund does not authorize market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. The Fund uses reasonable efforts to identify market timers and to prohibit such activity.

                            . The Fund uses a variety of methods to identify market timers including reviewing "round trips" in and out of the Fund by investors. A "round trip" includes a purchase into a Fund (by any means) followed shortly thereafter by a redemption (by any means) out of the same Fund. A "round trip" could also include a redemption out of a Fund (by any means) followed by a purchase back into the same Fund (by any means). In identifying market timers, the Distributor may also consider activity of accounts under common ownership or control. The Distributor may reject your purchase orders or temporarily or permanently revoke your exchange privilege if the Distributor believes you are engaged in market timing activities.

                            . Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Fund is unable to effectively identify market timers, long-term investors may be adversely affected. Although the Fund uses a variety of methods to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers. For example, certain accounts include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Fund.

                          . In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the order. Your Shareholder Servicing Agent may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

                          . Shares are electronically recorded. Therefore, certificates will not be issued.

  WHAT KIND OF SHARES     .  This prospectus offers Class A, Class B and Class
           CAN I BUY?        C shares, all of which are available to the
                             general public.

                          . Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled "Sales Charges".

                          CLASS A SHARES

                          . You will pay a sales charge at the time of purchase.

                          . Sales charges are reduced on investments of $50,000 or more and the amount of the reduction increases as your level of investment increases.

                          . You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

                          . Generally, there is no contingent deferred sales charge except for purchases of $1 million or more. Please see "Sales Charges".

                          . Class A shares have lower annual expenses than Class B or Class C shares as a result of lower ongoing 12b-1 fees.

                          . There is no maximum investment amount for Class A shares.

                          CLASS B SHARES

                          . You will not pay a sales charge at the time of purchase.

                          . A contingent deferred sales charge will apply on shares sold within six years (measured from the first day of the month in which the shares were purchased). The contingent deferred sales charge may be waived for certain redemptions.

                          . Class B shares have higher annual expenses than Class A shares as a result of higher ongoing 12b-1 fees.

                          . Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

                          . Class B shares should not be used for investments of more than $99,999.

                             1.You should carefully consider whether two or
                               more purchases totaling $100,000 or more are suitable in light of your own circumstances. IT IS YOUR RESPONSIBILITY TO INFORM YOUR SHAREHOLDER SERVICING AGENT OR ONE GROUP OF ANY AND ALL ACCOUNTS THAT MAY BE LINKED TOGETHER FOR THE PURPOSES OF DETERMINING WHETHER THE APPLICATION OF THE RIGHT OF ACCUMULATION OR THE USE OF A LETTER OF INTENT WOULD MAKE CLASS A SHARES A MORE SUITABLE INVESTMENT THAN CLASS B SHARES. FOR A DISCUSSION OF THE TYPES OF ACCOUNTS THAT QUALIFY FOR THE RIGHT OF ACCUMULATION AND THE LETTER OF INTENT, PLEASE READ "REDUCING YOUR CLASS A SALES CHARGES."

                             2.Although the first Class A breakpoint is at
                               investments of $50,000 or more, the length of your intended investment horizon may make Class B investments of between $50,000 and $99,999 more advantageous than an identical investment in Class A shares.

                             3.Individual purchases of $100,000 or more will be
                               rejected.

                          CLASS C SHARES

                          . You will not pay a sales charge at the time of purchase.

                          . A contingent deferred sales charge will apply on shares sold within 1 year of purchase (measured from the first day of the month in which the shares were purchased). The contingent deferred sales charge may be waived for certain redemptions.

                          . Class C shares have higher annual expenses than Class A shares as a result of higher ongoing 12b-1 fees.

                          . Class C shares do not automatically convert to another class.

                          . There is no maximum investment amount for Class C shares.

                          The Fund also issues Class I shares which have different expense levels and therefore, different performance. Call 1-800-480-4111 to obtain more information concerning the Fund's Class I shares.

   HOW MUCH DO SHARES     .  Shares are sold at net asset value ("NAV") plus a
                COST?        sales charge, if any.

                          . Each class of shares has a different NAV. This is primarily because each class has different distribution expenses.

                          . NAV per share is calculated by dividing the total market value of the Fund's investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

                          . The market value of the Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting
                             an entire country or region, or an event that affects an individual company), but before the Fund's NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Board of Trustees. A security's valuation may differ depending on the method used for determining value.

                          . The Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

     HOW DO I OPEN AN
             ACCOUNT?      1.Read the prospectus carefully, and select the
                             share class most appropriate for you.

                           2.Decide how much you want to invest.

                            .  The minimum initial investment is $1,000.

                            . You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund.

                            .  Subsequent investments must be at least $25.

                            . You should purchase no more than $99,999 of Class B shares. This is because Class A shares offer a reduced sales charge on purchases of $100,000 or more and have lower expenses. Individual purchase orders exceeding this amount will be rejected effective as of the date of this prospectus. If you have already purchased more than $99,999 of Class B shares, you and your Shareholder Servicing Agent should carefully consider whether additional Class B shares are a suitable investment. The section of this prospectus entitled "What kind of shares can I buy?" provides information that can help you choose the appropriate share class.

                            . Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. One Group reserves the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

                           3.If you are purchasing directly from One Group,
                             complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

                          Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. One Group cannot waive these requirements. One Group is required by law to reject your new Account Application if the required identifying information is not provided.

                            .  We will attempt to collect any missing
                               information required on the Account Application by either contacting you or your Shareholder Servicing Agent. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will receive the NAV next calculated after all of the required information is received.

                            . Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, One Group reserves the right to close your account at the current day's NAV. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, less any applicable contingent deferred sales charge. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

                           4.Send the completed Account Application and a check
                             to:

                             ONE GROUP MUTUAL FUNDS
                             P. O. BOX 8528
                             BOSTON, MA 02266-8528

                            .  If you choose to pay by wire, please call
                               1-800-480-4111 to notify One Group of your purchase and authorize your financial institution to wire funds to:

                               STATE STREET BANK AND TRUST COMPANY
                               ATTN: CUSTODY & SHAREHOLDER SERVICES
                               ABA 011 000 028
                               DDA 99034167
                               FBO ONE GROUP FUND
                                 (EX: ONE GROUP ABC FUND-A)
                               YOUR FUND NUMBER & ACCOUNT NUMBER
                                 (EX: FUND 123-ACCOUNT 123456789)
                               YOUR ACCOUNT REGISTRATION
                                 (EX: JOHN SMITH & MARY SMITH, JTWROS)

                          All checks must be in U.S. dollars. One Group does not accept cash, starter checks, money orders or credit card checks. One Group reserves the right to refuse "third party checks" and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to One Group Mutual Funds or the Fund are considered third party checks.

                          ALL CHECKS MUST BE PAYABLE TO ONE OF THE FOLLOWING:

                            .  One Group Mutual Funds; or

                            .  The specific Fund in which you are investing.

                           5.If you purchase shares through a Shareholder
                             Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

                           6.If you have any questions, contact your
                             Shareholder Servicing Agent or call 1-800-480-4111.

CAN I PURCHASE SHARES     Yes, for purchases after your account is opened.
  OVER THE TELEPHONE?     Simply select this option on your Account Application
                          Form and then:

                          . Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your purchase instructions.

                          . Authorize a bank transfer or initiate a wire transfer to the following wire address:

                             STATE STREET BANK AND TRUST COMPANY
                             ATTN: CUSTODY & SHAREHOLDER SERVICES
                             ABA 011 000 028
                             DDA 99034167
                             FBO ONE GROUP FUND
                               (EX: ONE GROUP ABC FUND-A)
                             YOUR FUND NUMBER & ACCOUNT NUMBER
                               (EX: FUND 123-ACCOUNT 123456789)
                             YOUR ACCOUNT REGISTRATION
                               (EX: JOHN SMITH & MARY SMITH, JTWROS)

                          . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

                          . You may revoke your right to make purchases over the telephone by sending a letter to:

                             ONE GROUP MUTUAL FUNDS
                             P.O. BOX 8528
                             BOSTON, MA 02266-8528

  CAN I AUTOMATICALLY     Yes. You may purchase additional Class A, Class B and
          INVEST ON A     Class C shares by making automatic periodic
    SYSTEMATIC BASIS?     investments from your bank account. The minimum
                          initial investment is still $1,000. To establish a Systematic Investment Plan:

                          . Select the "Systematic Investment Plan" option on the Account Application Form.

                          . Provide the necessary information about the bank account from which your investments will be made.

                          . One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

                          . You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

                             ONE GROUP MUTUAL FUNDS
                             P.O. BOX 8528
                             BOSTON, MA 02266-8528

                      ----------------------------------------------------------

        SALES CHARGES     The Distributor compensates Shareholder Servicing
                          Agents who sell shares of One Group Funds.
                          Compensation comes from sales charges, 12b-1 fees and payments by the Distributor and Banc One Investment
                          Advisors from their own resources. The tables below show the sales charges for each class of shares and the percentage of your investment that is paid as a commission to a Shareholder Servicing Agent. Payments made by the Distributor and Banc One Investment
                          Advisors from their own resources are discussed in more detail in "Management of One Group Mutual Funds."

     CLASS A SHARES       This table shows the amount of sales charge you pay
-------------------       and the commissions paid to Shareholder Servicing
                          Agents.

-----------------------------------------------------------------------------------
                             SALE CHARGE          SALES CHARGE       COMMISSION
                        AS A PERCENTAGE OF THE  AS A PERCENTAGE    AS A PERCENTAGE
    AMOUNT OF PURCHASES     OFFERING PRICE     OF YOUR INVESTMENT OF OFFERING PRICE
     LESS THAN $50,000          5.25%                5.54%              4.75%
    -------------------------------------------------------------------------------
     $50,000-$99,999            4.50%                4.71%              4.05%
    -------------------------------------------------------------------------------
     $100,000-$249,999          3.50%                3.63%              3.05%
    -------------------------------------------------------------------------------
     $250,000-$499,999          2.50%                2.56%              2.05%
    -------------------------------------------------------------------------------
     $500,000-$999,999          2.00%                2.04%              1.60%
    -------------------------------------------------------------------------------
     $1,000,000*                 NONE                 NONE               NONE
    -------------------------------------------------------------------------------

                          *If you purchase $1 million or more of Class A shares
                           and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase. These charges apply unless the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

     CLASS B SHARES       Class B shares are offered at NAV, without any
-------------------       up-front sales charges. However, if you redeem these
                          shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge
                          ("CDSC") according to the following schedule:

                      ------------------------------------
                            YEARS     CDSC AS A PERCENTAGE
                            SINCE       OF DOLLAR AMOUNT
                           PURCHASE    SUBJECT TO CHARGE
                              0-1            5.00%
                          --------------------------------
                              1-2            4.00%
                          --------------------------------
                              2-3            3.00%
                          --------------------------------
                              3-4            3.00%
                          --------------------------------
                              4-5            2.00%
                          --------------------------------
                              5-6            1.00%
                          --------------------------------
                          MORE THAN 6         NONE
                          --------------------------------

                          The Distributor pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares.

                          CONVERSION FEATURE

                          Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which the shares were purchased).

                          . After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

                          . You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax as a result of the conversion.

                          . Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

                          . If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

     CLASS C SHARES       Class C shares are offered at NAV, without any
-------------------       up-front sales charge. However, if you redeem your
                          shares within one year of the purchase date, you will be assessed a CDSC as follows:

                   -----------------------------------------
                            YEARS       CDSC AS A PERCENTAGE
                            SINCE         OF DOLLAR AMOUNT
                           PURCHASE      SUBJECT TO CHARGE
                             0-1               1.00%
                       -------------------------------------
                       AFTER FIRST YEAR         NONE
                       -------------------------------------

                          Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from the Distributor.

                          HOW THE CLASS B AND CLASS C CDSC IS CALCULATED

                          . The Fund assumes that all purchases made in a given month were made on the first day of the month.

                          . The CDSC is based on the original cost of the shares.

                          . No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

                          . To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

                          . If you exchange Class B or Class C shares of an unrelated mutual fund for Class B or Class C shares of a One Group Fund in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group Fund shares you receive in the reorganization.

         12B-1 FEES       The Fund has adopted a plan under Rule 12b-1 that
-------------------       allows it to pay distribution and shareholder
                          servicing fees for the sale and distribution of shares of the Funds. These fees are called "12b-1 fees." 12b-1 fees are paid by the One Group Funds to the Distributor as compensation for its services and expenses. The Distributor in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group Funds.

                          The 12b-1 fees vary by share class as follows:

                           1.Class A shares pay a 12b-1 fee of .35% of the
                             average daily net assets of the Fund, which is currently being waived to .25%.

                           2.Class B and Class C shares pay a 12b-1 fee of
                             1.00% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

                          12b-1 fees, together with the CDSC, help the Distributor sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

                          . The Distributor may use up to .25% of the fees for shareholder servicing and up to .75% for distribution.

                          . The Distributor may pay 12b-1 fees to its affiliates, including Banc One Investment Advisors, or any sub-advisor.

                          Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                      ----------------------------------------------------------

         SALES CHARGE
REDUCTIONS AND WAIVERS


REDUCING YOUR CLASS       In taking advantage of the methods listed below, you
    A SALES CHARGES       may link all One Group Funds in which you invest
-------------------       even if such Funds are held in accounts with
                          different Shareholder Servicing Agents, as well as all One Group Funds owned by your spouse or domestic partner and children under the age of 21 who share your residential address. IT IS YOUR RESPONSIBILITY
                          WHEN INVESTING TO INFORM YOUR SHAREHOLDER SERVICING
                          AGENT OR ONE GROUP THAT YOU WOULD LIKE TO HAVE ONE
                          OR MORE FUNDS LINKED TOGETHER FOR PURPOSES OF
                          REDUCING THE INITIAL SALES CHARGE. Additional information concerning sales load break points is available at www.onegroup.com.

                          There are several ways you can reduce the sales charges you pay on Class A shares:

                          . Right of Accumulation: To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the current market value of any Class A, Class B or Class C shares of a Fund (except Class A shares of a money market Fund) held in:

                             1.Your account(s);

                             2.Account(s) of your spouse or domestic partner;

                             3.Account(s) of children under the age of 21 who
                               share your residential address;

                             4.Trust accounts established by any of the
                               individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

                             5.Solely controlled business accounts; and

                             6.Single-participant retirement plans of any of
                               the individuals in items (1) through (3) above.

                          You should inform your Shareholder Servicing Agent if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge. Appropriate documentation may be required.

                          . Letter of Intent: Provided you satisfy the minimum initial investment requirement, you may purchase Class A shares of one or more One Group Funds (other than a money market Fund) over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at
                             once. At your request, purchases made during the previous 90 days may be included toward the amount covered by the Letter of Intent. If you elect to include purchases made during the past 90 days toward fulfillment of your Letter of Intent, the 13 month period will be deemed to begin as of the date of the earliest purchase being counted toward fulfillment of your Letter of Intent. You should inform your Shareholder Servicing Agent that you have a Letter of Intent each time you make an investment. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference.

                          To take advantage of the Right of Accumulation or Letter of Intent, complete the appropriate section of your Account Application or contact your Shareholder Servicing Agent. To determine if you are eligible for the accumulation privilege, call 1-800-480-4111. These programs may be terminated or amended at any time.

WAIVER OF THE CLASS       No sales charge is imposed on Class A shares of the
     A SALES CHARGE       Fund if the shares were:
-------------------
                           1.Bought with the reinvestment of dividends and
                             capital gains distributions.

                           2.Acquired in exchange for other One Group shares if
                             a comparable sales charge has been paid for the exchanged shares.

                           3.Bought by officers, directors or trustees,
                             retirees and employees (and their spouses and immediate family members) of:

                            .  One Group.

                            . Bank One Corporation and its subsidiaries and affiliates.

                            . The Distributor and its subsidiaries and affiliates.

                            . State Street Bank and Trust Company and its subsidiaries and affiliates.

                            . The BISYS Group, Inc. and its subsidiaries and affiliates.

                            . Broker-dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

                            . An investment sub-advisor of a One Group Fund and such sub-advisor's subsidiaries and affiliates.

                           4.Bought by:

                            . Affiliates of Bank One Corporation and certain accounts (other than IRA Accounts) for which an intermediary acts in a fiduciary, advisory, agency, custodial capacity or accounts which participate in select affinity programs with Bank One Corporation and its affiliates and subsidiaries.

                            . Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

                            . Shareholder Servicing Agents who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.

                           5.Bought with proceeds from the sale of Class I
                             shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

                           6.Bought with proceeds from the sale of Class B
                             shares of a One Group Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. Appropriate documentation may be required.

                           7.Bought with proceeds from the sale of Class A
                             shares of a One Group Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

                           8.Bought with assets of One Group.

                           9.Bought in connection with plans of reorganizations
                             of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party.

                          10.Purchased during the Fund's special offering.

                          11.Bought by a "charitable organization" as defined
                             for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

WAIVER OF THE CLASS       No sales charge is imposed on redemptions of Class B or Class C
B AND CLASS C SALES       shares of the Fund:
             CHARGE
-------------------

                           1.If you withdraw no more than a specified
                             percentage (as indicated in "Can I redeem on a systematic basis?") of the current balance of a Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. YOU NEED TO PARTICIPATE IN A MONTHLY OR QUARTERLY SYSTEMATIC WITHDRAWAL PLAN TO TAKE ADVANTAGE OF THIS WAIVER. For information on the Systematic Withdrawal Plan, please see "Can I redeem on a systematic basis?."

                           2.If you are the shareholder (or a joint
                             shareholder) or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption request and be provided with satisfactory evidence of such death or disability.

                           3.That represent a required minimum distribution
                             from your One Group IRA Account or other One Group qualifying retirement plan, but only if you are at least age 70 1/2. Only your One Group assets are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

                           4.Exchanged in connection with plans of
                             reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party.

                           5.Exchanged for Class B or Class C shares of other
                             One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read "Do I pay a sales charge on an exchange?."

                           6.If the Distributor receives notice before you
                             invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.

                          Waiver Applicable Only to Class C Shares

                           1.No sales charge is imposed on Class C shares of
                             the Fund if the shares were bought with proceeds from the sale of Class C shares of a One Group Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

             WAIVER       To take advantage of any of these sales charge
     QUALIFICATIONS       waivers, you must qualify for such waiver in
-------------------       advance. To see if you qualify, call 1-800-480-4111
                          or contact your Shareholder Servicing Agent. These waivers will not continue indefinitely and may be discontinued at any time without notice.

                      ----------------------------------------------------------

EXCHANGING FUND SHARES


          WHAT ARE MY     You may make the following exchanges:
 EXCHANGE PRIVILEGES?
                          .  Class A shares of the Fund may be exchanged for
                             Class I shares of the Fund or Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

                          . Class B shares of the Fund may be exchanged for Class B shares of another One Group Fund.

                          . Class C shares of the Short-Term Municipal Bond Fund, the Ultra Short-Term Bond Fund and the Short-Term Bond Fund (collectively, the "Short-Term Bond Funds") may be exchanged for Class C shares of any other One Group Fund, including Class C shares of any of the Short-Term Bond Funds.

                          . Class C shares of any other Fund may be exchanged for Class C shares of another One Group Fund, other than for Class C shares of the Short-Term Bond Funds.

                          One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in dollar cost averaging. To participate in the Systematic Exchange Privilege, please select it on your Account Application. To learn more about it, please call 1-800-480-4111.

                          One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days' written notice.

                          Before making an exchange request, you should read the prospectus of the One Group Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any One Group Fund by contacting your Shareholder Servicing Agent, by visiting www.onegroup.com, or by calling 1-800-480-4111.

   WHEN ARE EXCHANGES     Exchanges are processed the same business day they
           PROCESSED?     are received, provided:

                          . State Street Bank and Trust Company receives the request by 4:00 p.m. ET.

                          . You have provided One Group with all of the information necessary to process the exchange.

                          . You have contacted your Shareholder Servicing Agent, if necessary.

     DO I PAY A SALES     Generally, you will not pay a sales charge on an
CHARGE ON AN EXCHANGE?    exchange. However:

                          . You will pay a sales charge if you bought Class A shares of a Fund that does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging, unless you qualify for a sales charge waiver.

                          . If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

                             1.Your new Class B or Class C shares will be
                               subject to the CDSC of the Fund from which you exchanged.

                             2.The current holding period for your exchanged
                               Class B or Class C shares, other than exchanged Class C shares of the Short-Term Bond Funds, is carried over to your new shares.

                             3.If you exchange Class C shares of one of the
                               Short-Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

ARE EXCHANGES TAXABLE?    Generally:

                          . An exchange between Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

                          . An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

                          . You should talk to your tax advisor before making an exchange.

  ARE THERE LIMITS ON     Yes. The exchange privilege is not intended as a way
           EXCHANGES?     for you to speculate on short-term movements in the
                          market. Therefore:

                          . To prevent disruptions in the management of the Fund, One Group limits excessive exchange activity. GENERALLY, EXCHANGE ACTIVITY IS CONSIDERED TO BE EXCESSIVE IF IT EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS FROM THE SAME FUND WITHIN 30 DAYS OF EACH OTHER. FOR THIS PURPOSE, SUBSTANTIVE MEANS AN EXCHANGE OF $50,000 OR MORE.

                          . The Distributor may accept exchanges in excess of these guidelines if the Distributor believes that granting such exceptions is consistent with the best interests of the

                            Fund and is not part of a market timing strategy.
                             The Distributor shall report such exceptions to the Fund's Board of Trustees on a quarterly basis.

                          . Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange is part of a market timing strategy or will result in excessive transaction costs or otherwise adversely affect other shareholders. Please see "When can I buy shares?."

                          . Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge an annual sub-minimum account fee of $10 or redeem all shares and close the account if your account value falls below the minimum required balance.

                             1.To collect the $10 sub-minimum account fee, One
                               Group will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC.

                             2.If your account falls below the minimum required
                               balance and is closed as a result, you will not be charged a CDSC. For information on minimum required balances, please read "How do I open an account?."

                      ----------------------------------------------------------

REDEEMING FUND SHARES


    WHEN CAN I REDEEM     You may redeem all or some of your shares on any day
              SHARES?     that the Fund is open for business.

                          . Redemption requests received by the Fund or an agent of the Fund before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective that day.

                          . All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

      HOW DO I REDEEM     You may use any of the following methods to redeem
              SHARES?     your shares:

                             1.You may send a written redemption request to
                               your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

                               ONE GROUP MUTUAL FUNDS
                               P.O. BOX 8528
                               BOSTON, MA 02266-8528

                             2.You may redeem over the telephone. Please see
                               "Can I redeem by telephone?" for more
                               information.

                          . One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

                             1.The redemption is for shares worth $50,000 or
                               less; AND

                             2.The redemption is payable to the shareholder of
                               record; AND

                             3.The redemption check is mailed to the
                               shareholder at the record address or the redemption is payable by wire or bank transfer
                               (ACH) to a pre-existing bank account currently designated on your One Group account.

                          . On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

                             1.A financial institution; or

                             2.Your Shareholder Servicing Agent.

                          . State Street Bank and Trust Company may charge you a wire redemption fee. The current fee is $7.00.

                          .  Your redemption proceeds will be paid within seven
                             (7) days after receipt of the redemption request.

                          . One Group may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five (5) business days.

  WHAT WILL MY SHARES     .  If you own Class A, Class B or Class C shares and
            BE WORTH?        the Fund or an agent of the Fund receives your
                             redemption request before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive that day's NAV, minus the amount of any applicable CDSC.

      CAN I REDEEM BY     Yes, if you selected this option on your Account
           TELEPHONE?     Application Form.

                          . Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your redemption request.

                          . Your redemption proceeds will be mailed to you at your address of record or wired to the financial institution currently designated on your One Group account.

                          . One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

    CAN I REDEEM ON A     .  If you have an account value of at least $10,000,
    SYSTEMATIC BASIS?        you may elect to receive monthly, quarterly or
                             annual payments of not less than $100 each.
                             Systematic withdrawals in connection with required minimum distributions under a retirement plan may be in any amount.

                          . Select the "Systematic Withdrawal Plan" option on the Account Application Form.

                          . Specify the amount you wish to receive and the frequency of the payments.

                          . You may designate a person other than yourself as the payee.

                          .  There is no fee for this service.

                          . If you select this option, please keep in mind that:

                          . It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge. If you own Class B or Class C shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class B or Class C CDSC will be deducted
                             from those payments unless such payments are made:

                               . Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

                               . Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

                             3.The amount of the CDSC charged will depend on
                               whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in a Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Fund's Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the applicable Class B or Class C CDSC. Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current net asset value for shares of the applicable class.

                             4.If the amount of the systematic payment exceeds
                               the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

         ADDITIONAL       .  Generally, all redemptions will be for cash.
        INFORMATION          However, if you redeem shares worth $500,000 or
          REGARDING          more of a Fund's assets, the Fund reserves the
        REDEMPTIONS          right to pay part or all of your redemption
-------------------          proceeds in readily marketable securities instead
                             of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

                          . Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge an annual sub-minimum account fee of $10 or redeem all shares and close the account if your account value falls below the minimum required balance.

                             1.To collect the $10 sub-minimum account fee, One
                               Group will redeem $10 worth of shares from your account.

                             2.If your account falls below the minimum required
                               balance and is closed as a result, you will not be charged a CDSC. For information on minimum required balances, please read "How do I open an account?"

                          .  One Group may suspend your ability to redeem when:

                             1.Trading on the NYSE is restricted;

                             2.The NYSE is closed (other than weekend and
                               holiday closings);

                             3.The SEC has permitted a suspension; or

                             4.An emergency exists.

                          The Statement of Additional Information offers more details about this process.

                          . You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

                          Privacy Policy

                      ----------------------------------------------------------


                          One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

      KEY DEFINITIONS     This Privacy Policy describes the way we treat
                          nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

                            . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

                            . Customer -- a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.

                            . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

        COLLECTION OF     We collect information to service your account, to
   NONPUBLIC PERSONAL     protect you from fraud, and to make available
          INFORMATION     products and services that may be of interest to you.
                          We collect nonpublic personal information about you from the following sources:

                            . Information we receive from you on applications or other forms, on our website, or through other means;

                            .  Information we receive from you through
                               transactions, correspondence and other
                               communications with us; and

                            . Information we otherwise obtain from you in connection with providing you a financial product or service.

  INFORMATION SHARING     We do not share any nonpublic personal information
  WITH NON-AFFILIATED     about our customers or former customers with anyone,
        THIRD PARTIES     except as required or permitted by law. This means we
                          may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group
                          Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

  INFORMATION SHARING     We also may share the information described above in
 WITH JOINT MARKETERS     Collection of Nonpublic Personal Information with
                          broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements.
                          However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

    CHILDREN'S ONLINE     From our website, One Group Mutual Funds does not
PRIVACY ACT DISCLOSURE    knowingly collect or use personal information from
                          children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

             SECURITY For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

                          We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

     ONE GROUP MUTUAL     One Group Mutual Funds is committed to protecting the
       FUNDS' PRIVACY     privacy of our customers, but we understand that the
           COMMITMENT     best protection requires a partnership with you. We
                          encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

                          Shareholder Information

                      ----------------------------------------------------------


        VOTING RIGHTS     The Fund does not hold annual shareholder meetings,
                          but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change the Fund's fundamental investment objective or approve an investment advisory contract.

                          As a Fund shareholder, you have one vote for each share that you own. The Fund, and each class of shares within the Fund, vote separately on matters relating solely to the Fund or class, or which affect the Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

                      ----------------------------------------------------------

    DIVIDEND POLICIES

            DIVIDENDS     The Fund generally declares dividends on the last
                          business day of each quarter. Dividends for the Fund are distributed on the first business day of the next month after they are declared. Capital gains, if any, for the Fund are distributed at least annually.

                          The Fund pays dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

DIVIDEND REINVESTMENT     You automatically will receive all income dividends
                          and capital gain distributions in additional shares of the Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable," your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.

                          If you want to change the way in which you receive dividends and distributions, you may write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling 1-800-480-4111.

     SPECIAL DIVIDEND     Class B shares received as dividends and capital
    RULES FOR CLASS B     gains distributions will be accounted for separately.
               SHARES     Each time any Class B shares (other than those in the
                          sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

                      ----------------------------------------------------------

     TAX TREATMENT OF
         SHAREHOLDERS

          TAXATION OF     A sale, exchange or redemption of Fund shares
          SHAREHOLDER     generally may produce either a taxable gain or a
         TRANSACTIONS     loss. You are responsible for any tax liabilities
                          generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.

          TAXATION OF     The Fund will distribute substantially all of its net
        DISTRIBUTIONS     investment income (including, for this purpose, the
                          excess of net short-term capital gains over net long-term capital losses) and net capital gains
                          (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains.
                          Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

                          Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash or reinvested them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. The Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

                          Long-term capital gain rates applicable to individuals have been temporarily reduced-in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning on or before December 31, 2008.

                          Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

    TAXATION OF SHORT     The Fund's use of short sales may result in the Fund
                SALES     realizing more short-term capital gains which, to the
                          extent not offset by available losses, the Fund will be required to distribute to shareholders as ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such short sales. The rules applicable to such short sales may therefore affect the amount, timing and character of distributions to shareholders.

          TAXATION OF     Distributions by the Fund to qualified retirement
     RETIREMENT PLANS     plans generally will not be taxable. However, if
                          shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual. If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.

      TAX INFORMATION     The Form 1099 that is mailed to you every January
                          details your dividends and their federal tax category. Even though the Fund provides you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders. For additional information on the potential tax consequences of investing in the Fund, please see the Statement of Additional
                          Information.

                      ----------------------------------------------------------

          SHAREHOLDER     One Group or your Shareholder Servicing Agent will
STATEMENTS AND REPORTS    send you transaction confirmation statements and
                          quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement.
                          Your Shareholder Servicing Agent may have a different cut-off time.

                          To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.

                          If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

                          In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

                          If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-800-480-4111 or visit www.onegroup.com.

                      ----------------------------------------------------------

AVAILABILITY OF PROXY     The Trustees have delegated the authority to vote
        VOTING RECORD     proxies for securities owned by the Fund to Banc One
                          Investment Advisors. The Fund's proxy voting record will be disclosed on a quarterly basis after the close of the quarter. Information regarding how the Fund voted proxies during the Fund's first quarter of operations and for each subsequent quarter may be accessed electronically through One Group Mutual
                          Funds' website by visiting www.onegroup.com. The
                          Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security and state how each vote was cast, for example, for or against the proposal.

                      ----------------------------------------------------------

  QUARTERLY PORTFOLIO     No sooner than thirty days after the end of each
  HOLDINGS DISCLOSURE     quarter after the Fund has commenced operations, the
                          Fund will make available a complete schedule of its portfolio holdings as of the last day of the quarter.
                          You may view the Fund's schedule of portfolio holdings for the most recently completed quarter online at www.onegroup.com or request a hard copy at no charge by calling 1-800-480-4111.

                          Management of One Group Mutual Funds

                      ----------------------------------------------------------


          THE ADVISOR     Banc One Investment Advisors Corporation (1111
                          Polaris Parkway, P.O. Box 710211, Columbus, Ohio
                          43271-0211) makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. Banc One
                          Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual
                          Funds (the "Trust"). Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 31, 2004, Banc One Investment
                          Advisors managed over $188 billion in assets.

                          Banc One Investment Advisors is an indirect, wholly-owned subsidiary of Bank One Corporation. On January 14, 2004, J.P. Morgan Chase & Co. and Bank One Corporation entered into an agreement that provides for the merger of Bank One Corporation into J.P. Morgan Chase & Co. This merger is expected to be completed in mid-2004. The Distributor and Administrator of the Fund are also subsidiaries of Bank One Corporation.

                      ----------------------------------------------------------

        ADVISORY FEES     Banc One Investment Advisors is paid a fee based on
                          an annual percentage of the average daily net assets of the Fund. Under the investment advisory agreement with the Fund, Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, equal to .74% of the average daily net assets of the Fund.

                          The Fund has adopted investment advisory fee breakpoints. As the Fund's net assets increase above designated levels, the advisory fee rate applicable to the Fund decreases. Conversely, as net assets decrease below designated levels, the advisory fee rate increases. However, in no event will the advisory fee rate exceed .74% of the Fund's average daily net assets.

---------------------------------------------------------------------------------------------------
                                                   FIRST     FOR THE NEXT FOR THE NEXT  FOR ASSETS
                                                $1.5 BILLION $500 MILLION $3.5 BILLION     OVER
                                                 IN ASSETS    IN ASSETS    IN ASSETS   $5.5 BILLION
    One Group(R) Strategic Small Cap Value Fund     .74%         .70%         .65%         .60%
    -----------------------------------------------------------------------------------------------

                      ----------------------------------------------------------

           ADDITIONAL     Banc One Investment Advisors, the Fund's Distributor,
      COMPENSATION TO     and from time to time, other affiliates of Banc One
SHAREHOLDER SERVICING     Investment Advisors, at their own expense and out of
               AGENTS     their own legitimate profits, provide additional cash
   -- REVENUE SHARING     incentives to Shareholder Servicing Agents who sell
AND OTHER ARRANGEMENTS    shares of the Fund. Shareholder Servicing Agents
                          include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plans, plan sponsors and other financial intermediaries, including various affiliates of Bank
                          One Corporation, such as Banc One Capital Markets,
                          Bank One Trust Company, N.A., Bank One, N.A. (Ohio),
                          Bank One, N.A. (Chicago) and Banc One Securities
                          Corporation. These additional cash incentives, sometimes referred to as "Revenue Sharing
                          Arrangements,"
                          are payments over and above the sales charges
                          (including 12b-1 fees) and service fees paid by the Fund, which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Shareholder Servicing Agents that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and Shareholder Servicing Agent management representatives. Cash compensation may also be paid to Shareholder Servicing Agents for inclusion of the Fund on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Shareholder Servicing Agent provides shareholder services to Fund shareholders. Banc One
                          Investment Advisors and the Fund's Distributor may also pay cash compensation in the form of finder's fees that vary depending on the Fund and the dollar amount of shares sold. In addition, the Fund's
                          Distributor may on occasion pay Shareholder Servicing
                          Agents the entire front-end sales charge applicable to the Fund shares sold by the Shareholder Servicing
                          Agent or an additional commission on the sale of Fund shares subject to a CDSC. For information regarding these arrangements, please read "Cash Compensation to Shareholder Servicing Agents of One Group Mutual
                          Funds" in the Statement of Additional Information.

                      ----------------------------------------------------------

    THE FUND MANAGERS     The Fund is managed by portfolio managers teamed with
                          value style analysts. The teams meet regularly to discuss industry conditions and trends, individual stocks, the market and the economy. The research analysts provide in-depth industry analysis and recommendations, while portfolio managers determine strategy, industry weightings, Fund holdings and cash positions.

                          One Group Strategic Small Cap Value Fund. Brad Stauffer is the portfolio manager for the One Group Strategic Small Cap Value Fund. Since 2000, Mr. Stauffer has been an equity analyst for the One Group Small Cap Value Fund. Prior to that, Mr. Stauffer was a portfolio manager for State Teachers Retirement System of Ohio.

                      ----------------------------------------------------------

         FUND MANAGER     Portfolio managers and research analysts are paid a
COMPENSATION AND FUND     competitive base salary based on their level of
             HOLDINGS     experience and external market comparisons to similar
                          positions. To align their interests with those of shareholders, portfolio managers and research analysts also participate in an annual cash incentive compensation program that is tied directly to long-term relative investment performance. Relative investment performance is measured against the Fund's benchmark and/or its Lipper peer group. In addition to any cash incentive award earned as described above, portfolio managers and research analysts are eligible to participate in a deferred compensation plan tied to long-term investment performance that provides up to 100% of the cash incentive award, which vests after three years. Portfolio managers and research analysts are also eligible to participate in the Bank One Corporation restricted stock and options programs. Portfolio managers are encouraged to own shares of the Funds they help manage.

                          Legal Proceedings

                      ----------------------------------------------------------



                          On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds. Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

                          Bank One Corporation, Banc One Investment Advisors, the Fund's advisor, and its affiliates have assured the One Group Mutual Funds and the Board of Trustees that they are cooperating fully with the NYAG, the SEC and other regulators in connection with inquiries into mutual fund practices.

                          On September 8, 2003, following the announcement of the Canary Complaint, the Board's independent trustees established a Special Review Committee to assist the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to the issues raised in the Canary Complaint.

                          Also on September 8, 2003, Bank One Corporation announced certain actions in response to the Canary Complaint. Bank One Corporation announced it and its affiliates would cooperate with the NYAG and regulators to gather all necessary facts; reevaluate relevant policies and processes to ensure that they meet the highest standards in the industry; and assess whether existing policies and practices were properly followed. In addition, Bank One Corporation indicated that it would take proper disciplinary action if it was determined that any employee knowingly violated either the letter or spirit of such policies. Finally, Bank One Corporation announced that it would make appropriate restitution if its analysis showed that any of the One Group Mutual Funds' shareholders were damaged by wrongful conduct of Bank One Corporation, its affiliates, or their personnel.

                          As of April 1, 2004, the following lawsuits have been filed in connection with these circumstances. The information provided below indicates the court in which each action was initially filed. All of these actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. Other proceedings may follow.

                             1.On September 5, 2003, Andrew D. Mule, Maurice
                               Lesser and Sarah Leonard, identifying themselves as shareholders of the Strong Funds, the Janus Funds, and the One Group Funds respectively, filed a purported class action lawsuit against Strong Capital Management, Inc., Janus Capital Management, LLC, and Banc One Investment Advisors, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants received excessive compensation for investment advice, and breached their fiduciary duties to plaintiffs in violation of Section 36(b) of the Investment Company Act of 1940 ("1940 Act"). The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

                             2.On September 9, 2003, Virginia Metzger,
                               identifying herself as a One Group shareholder, filed a purported class action lawsuit against Banc One Investment Advisors and Mark Beeson, in the Supreme Court of the State of New York. The suit alleges that defendants breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, an accounting of losses, and the payment of plaintiffs' attorneys' and experts' fees.

                             3.On September 9, 2003, Allan Dworkin, identifying
                               himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Bond Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund; Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
                               Section 11 of the Securities Act of 1933 ("1933 Act"), committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934 ("1934 Act"), and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisers Act of 1940 ("Advisers Act"). The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the 1933 Act and
                               Section 20(a) of the 1934 Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

                             4.On September 10, 2003, Amy Bloomfield,
                               identifying herself as a One Group shareholder, filed a purported class action lawsuit against Mark A. Beeson, Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn, Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, One Group Equity Funds, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Edward J. Stern, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and 48 of the 1940 Act, and that they engaged in a pattern of racketeering activity in violation of Sections 1962(a), (c), and (d) of the Racketeer Influenced and Corrupt Organizations Act. The action seeks, among other things, injunctive and declaratory relief, compensatory and punitive damages, and payment of the plaintiffs' attorneys' and experts' fees.

                             5.On September 10, 2003, David Brett, identifying
                               himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Banc One Investment Advisors, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the 1940 Act. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

                             6.On September 10, 2003, Charles Tischler,
                               identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation and Banc One Investment Advisors, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the 1933 Act, violated the "control person" provision of Section 15 of the 1933 Act and breached their fiduciary duties to plaintiffs. The action seeks among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

                             7.On September 17, 2003, William Pelak,
                               identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Banc One Investment Advisors, The One Group Mutual Funds, and John Doe Defendants 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of Section 34(b) of the 1940 Act, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages, and the payment of the plaintiffs' attorneys' and experts' fees.

                             8.On September 23, 2003, Andy Huang and Aiyuan
                               Luo, identifying themselves as One Group shareholders, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal

                               Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund; Bank One Corporation; Banc One Investment Advisors, The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the 1933 Act, committed fraud in violation of Sections 10(b) of the 1934 Act, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Advisers Act. The complaint also alleges that defendants violated the "control person" provisions of
                               Section 15 of the 1933 Act and Section 20(a) of the 1934 Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

                             9.On October 2, 2003, Glen Robinson, identifying
                               himself as a One Group shareholder, filed a purported class action lawsuit against One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Balanced, One Group Diversified Equity, One Group Equity Income, One Group Equity Index, One Group Health Sciences, One Group Investor Balanced, One Group Investor Conservative Growth, One Group Investor Growth & Income, One Group Investor Growth, One Group Large Cap Growth, One Group Large Cap Value, One Group Market Expansion Index, One Group Small Cap Value, One Group Technology, One Group Arizona Municipal Bond, One Group Kentucky Municipal Bond, One Group Louisiana Municipal Bond, One Group Michigan Municipal Bond, One Group Ohio Municipal Bond, One Group West Virginia Municipal Bond, One Group Short-Term Municipal Bond, One Group Municipal Income, One Group Intermediate Tax-Free Bond, One Group Tax-Free Bond, One Group Bond, One Group Government Bond, One Group High Yield Bond, One Group Income Bond, One Group Intermediate Bond, One Group Mortgage-Backed Securities, One Group Short-Term Bond, One Group Treasury and Agency Bond, One Group Ultra Short-Term Bond, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the 1933 Act, committed fraud in violation of Sections 10(b) of the 1934 Act, and breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the 1940 Act. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the 1933 Act and Section 20(a) of the 1934 Act. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

                            10.On October 3, 2003, Norman Maged, identifying
                               himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund; Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
                               Section 11 of the 1933 Act, committed fraud in violation of Section 10(b) of the 1934 Act, and breached their fiduciary duties to plaintiffs in violation of Sections 206 and 215 of the Advisers Act. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the 1933 Act and
                               Section 20(a) of the 1934 Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

                            11.On October 9, 2003, Pamela Dunlap, identifying
                               herself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group

                               Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund; Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
                               Section 11 of the 1933 Act, committed fraud in violation of Section 10(b) of the 1934 Act, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Advisers Act. The complaint also alleges that defendants violated the "control person" provisions of
                               Section 15 of the 1933 Act and Section 20(a) of the 1934 Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

                            12.On September 30, 2003, Mark Snyder, identifying
                               himself as a shareholder of the One Group
                               International Equity Index Fund, filed a purported derivative action on behalf of the Fund against Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn, Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Mark A. Beeson, Robert L. Young, Beverly
                               J. Langley, Michael V. Wible, Gary R. Young,
                               Jessica K. Ditullio, Nancy E. Fields, Alaina V. Metz, Bank One Corporation, Banc One Investment Advisors, and One Group Mutual Funds, in the Franklin County Common Pleas Court, Columbus, Ohio. The suit alleges, among other things, that the defendants breached fiduciary duties owed the Fund, abused their control over the Fund, wasted corporate assets, and grossly mismanaged the Fund. The suit also alleges unjust enrichment. The action seeks, among other things, injunctive relief, damages, disgorgement of profits, and payment of plaintiffs attorneys' and experts' fees.

                            13.On September 30, 2003, Warren Sherman,
                               identifying himself as a shareholder of the One Group International Equity Index Fund, filed a purported derivative action on behalf of the Fund against Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn, Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Mark A. Beeson, Robert L. Young, Beverly
                               J. Langley, Michael V. Wible, Gary R. Young,
                               Jessica K. Ditullio, Nancy E. Fields, Alaina V. Metz, Bank One Corporation, Banc One Investment Advisors, and One Group Mutual Funds, in the Franklin County Common Pleas Court, Columbus, Ohio. The suit alleges, among other things, that the defendants breached fiduciary duties owed the Fund, abused their control over the Fund, wasted corporate assets, and grossly mismanaged the Fund. The suit also alleges unjust enrichment. The action seeks, among other things, injunctive relief, damages, disgorgement of profits, and payment of plaintiffs attorneys' and experts' fees.

                            14.On September 30, 2003, Jerry Huang, identifying
                               himself as a shareholder of the One Group
                               International Equity Index Fund, filed a purported derivative action on behalf of the Fund against Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn, Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Mark A. Beeson, Robert L. Young, Beverly
                               J. Langley, Michael V. Wible, Gary R. Young,
                               Jessica K. Ditullio, Nancy E. Fields, Alaina V. Metz, Bank One Corporation, Banc One Investment Advisors, and One Group Mutual Funds, in the Franklin County Common Pleas Court, Columbus, Ohio. The suit alleges, among other things, that the defendants breached fiduciary duties owed the Fund, abused their control over the Fund, wasted corporate assets, and grossly mismanaged the Fund. The suit also alleges unjust enrichment. The action seeks, among other things, injunctive relief, damages, disgorgement of profits, and payment of plaintiffs attorneys' and experts' fees.

                            15.On October 3, 2003, Ronald Gross, identifying
                               himself as a shareholder of Bank One
                               Corporation, filed a purported derivative action on behalf of Bank One Corporation against James Dimon; John H. Bryan; Stephen B. Burke; James S. Crown; Maureen A. Fay; John R. Hall; Laban P. Jackson, Jr.; John W. Kessler; Robert I. Lipp; Richard A. Manoogian; David C. Novak; John W. Rogers, Jr.; Frederick P. Stratton, Jr.; and Bank One Corporation, in the United States District Court for the District of New Jersey. The suit alleges that the defendants breached their fiduciary duties to Bank One Corporation. The action seeks, among other things, injunctive relief, damages, and payment of plaintiffs' attorneys' and experts' fees.

                            16.On October 22, 2003, Linda B. Parker,
                               identifying herself as a shareholder of the One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Mid Cap Growth Fund, One Group Equity Index Fund, One Group Investor Growth Fund and One Group Mid Cap Value Fund, filed a purported class action lawsuit against One Group Technology Fund; One Group Health Sciences Fund; One Group Diversified International Fund; One Group International Equity Index Fund; One Group Small Cap Growth Fund; One Group Small Cap Value Fund; One Group Market Expansion Index Fund; One Group Mid Cap Growth Fund; One Group Mid Cap Value Fund; One Group Diversified Mid Cap Fund; One Group Large Cap Growth Fund; One Group Large Cap Value Fund; One Group Diversified Equity Fund; One Group Equity Index Fund; One Group Equity Income Fund; One Group Balanced Fund; One Group Market Neutral Fund; One Group Investor Growth Fund; One Group Investor Growth & Income Fund; One Group Investor Balanced Fund; One Group Investor Conservative Growth Fund; One Group Tax-Free Bond Fund; One Group Arizona Municipal Bond Fund; One Group Kentucky Municipal Bond Fund; One Group Louisiana Municipal Bond Fund; One Group Michigan Municipal Bond Fund; One Group Ohio Municipal Bond Fund; One Group West Virginia Municipal Bond Fund; One Group Municipal Bond Fund; One Group Municipal Income Fund; One Group Intermediate Tax-Free Bond Fund; One Group Short-Term Municipal Bond Fund; One Group High Yield Bond Fund; One Group Income Bond Fund; One Group Bond Fund; One Group Government Bond Fund; One Group Mortgage-Backed Securities Fund; One Group Intermediate Bond Fund; One Group Treasury & Agency Fund; One Group Short-Term Bond Fund; One Group Ultra Short-Term Bond Fund; One Group Ohio Municipal Money Market Fund; One Group Michigan Municipal Money Market Fund; One Group Municipal Money Market Fund; One Group Prime Money Market Fund; One Group U.S. Government Securities Money Market Fund; One Group U.S. Treasury Securities Money Market Fund; Bank One Corporation; Banc One Investment

                               Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the 1933 Act, committed fraud in violation of Section 10(b) of the 1934 Act, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Advisers Act. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the 1933 Act and Section 20(a) of the 1934 Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits and the payment of the plaintiffs' attorneys' and experts' fees.

                            17.On October 22, 2003, Mike Sayegh brought an
                               action on behalf of the general public of the State of California against Janus Capital Corporation; Janus Capital Management LLC; Janus Investment Fund; Edward J. Stern; Canary Capital Partners LLC; Canary Investment Management LLC; Canary Capital Partners, Ltd.; Kaplan & Co. Securities Inc.; Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Bank of America Corporation; Banc of America Capital Management LLC; Banc of America Advisors LLC; Nations Fund Inc.; Robert H. Gordon; Theodore H. Sihpol III; Charles D. Bryceland; Security Trust Company; Strong Capital Management Inc.; JB Oxford & Company; Alliance Capital Management Holding L.P.; Alliance Capital Management L.P; Alliance Capital Management Corporation; AXA Financial Inc.; Alliance Bernstein Registrants; Gerald Malone; Charles Schaffran; Marsh & McLennan Companies, Inc.; Putnam Investment Trust; Putnam Investment Management LLC; Putnam Investment Funds; and Does 1-500, in the Superior Court of the State of California for the County of Los Angeles. The suit alleges violations of California's Unfair Competition Law. The action seeks, among other things, restitution and the payment of plaintiffs' attorneys' fees.

                            18.On October 30, 2003, Robert Wiley, identifying
                               himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation; Banc One Investment Advisors; One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
                               Section 11 of the 1933 Act, committed fraud in violation of Section 10(b) of the 1934 Act and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Advisers Act. The complaint also alleges that defendants violated the "control person" provisions of
                               Section 15 of the 1933 Act and Section 20(a) of the 1934 Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits and the payment of plaintiffs' attorneys' and experts' fees.

                            19.On November 3, 2003, Bernard Flucke, identifying
                               himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation; Banc One Investment Advisors; Mark Beeson; Richard R. Jandrain III; Clyde L. Carter; Karen Johnson-Grunst; One Group International Equity Index Fund; One Group Diversified International Fund; One Group Small Cap Growth Fund; One Group Mid Cap Growth Fund; One Group Mid Cap Value Fund; One Group Diversified Mid Cap Fund; Edward J. Stern; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio Eastern Division. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and
                               (b) of the 1940 Act. The action seeks, among other things, damages and the payment of plaintiffs' attorneys' and experts' fees.

                            20.On November 6, 2003, Robert Holton, identifying
                               himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation; Banc One Investment Advisors; and the One Group Mutual Funds, in the United States District Court for the Northern District of Illinois Eastern Division. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of Section 34(b) of the 1940 Act, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages and the payment of plaintiffs' attorneys' and experts' fees.

                            21.On November 25, 2003, Datren Williams,
                               individually and Datren Williams f/u/b/o
                               Ledelous Little, identifying themselves as a shareholders of the One Group Large Capital Growth Fund and the One Group Equity Index Fund (collectively for purposes of this paragraph 21, the "Funds"), filed a purported derivative action on behalf of the Funds, One Group Investment Trust and the One Group Funds against Bank One Corp., Bank One Investment Advisors, Inc., Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., Marilyn McCoy, John F. Finn, Julius L. Pallone, Donald L. Tuttle, Mark Beeson, Canary Capital Partners LLC, Canary Capital Partners, Ltd, Canary Investment Management LLC, and Edward J. Stern, in the United States District Court, for the Northern District of Illinois (Chicago Division). The suit alleges, among other things, that the defendants committed fraud in violation of
                               Section 10(b) of the 1934 Act, and violated their fiduciary duties to the Funds, One Group, and One Group Investment Trust in violation of
                               Section 36 of the 1940 Act and Section 206 of the Advisers Act. The complaint also alleges that the defendants violated the "control person" provisions of Section 20(a) of the 1934 Act. The action seeks, among other things, the replacement of the Trustees, rescission of management contracts, damages, disgorgement of profits, and payment of plaintiffs' attorneys' and experts' fees.

                          Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

FINANCIAL HIGHLIGHTS

ONE GROUP(R)
--------------------------------------------------------------------------------

This section would ordinarily contain financial highlights. Because the Fund was not in existence as of June 30, 2003, there are no financial highlights for the Fund.

                          Appendix A

                      ----------------------------------------------------------


 INVESTMENT PRACTICES     The Fund invests in a variety of securities and
                          employs a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques that may be utilized by the Fund, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional
                          Information. Following the table is a more complete discussion of risk.

                                                                      RISK
                             INSTRUMENT                               TYPE
                         -------------------------------------------------------
                             Asset-Backed Securities: Securities      Prepayment
                             secured by company receivables, home     Market
                             equity loans, truck and auto loans,      Credit
                             leases, credit card receivables and      Regulatory
                             other securities backed by other types
                             of receivables or other assets.
                             ---------------------------------------------------
                             Bankers' Acceptances: Bills of exchange  Credit
                             or time drafts drawn on and accepted by  Liquidity
                             a commercial bank. Maturities are        Market
                             generally six months or less.
                             ---------------------------------------------------
                             Call and Put Options: A call option      Management
                             gives the buyer the right to buy, and    Liquidity
                             obligates the seller of the option to    Credit
                             sell, a security at a specified price    Market
                             at a future date. A put option gives     Leverage
                             the buyer the right to sell, and
                             obligates the seller of the option to
                             buy, a security at a specified price at
                             a future date. The Fund will sell only
                             covered call and secured put options.
                             ---------------------------------------------------
                             Certificates of Deposit: Negotiable      Market
                             instruments with a stated maturity.      Credit
                                                                      Liquidity
                             ---------------------------------------------------
                             Commercial Paper: Secured and unsecured  Credit
                             short-term promissory notes issued by    Liquidity
                             corporations and other entities.         Market
                             Maturities generally vary from a few
                             days to nine months.
                             ---------------------------------------------------
                             Common Stock: Shares of ownership of a   Market
                             company.
                             ---------------------------------------------------
                             Convertible Securities: Bonds or         Market
                             preferred stock that can convert to      Credit
                             common stock.
                             ---------------------------------------------------
                             Exchange Traded Funds: Ownership in      Market
                             unit investment trusts, depositary
                             receipts, and other pooled investment
                             vehicles that hold a portfolio of
                             securities or stocks designed to track
                             the price performance and dividend
                             yield of a particular broad based,
                             sector or international index. Exchange
                             traded funds or ETFs include a wide
                             range of investments such as iShares,
                             Standard and Poor's Depository Receipts
                             ("SPDRs"), and NASDAQ 100's.
                             ---------------------------------------------------

                                                                      RISK
                             INSTRUMENT                               TYPE
                         -------------------------------------------------------
                             Foreign Securities: Securities issued    Market
                             by foreign companies, as well as         Political
                             commercial paper of foreign issuers and  Liquidity
                             obligations of foreign banks, overseas   Foreign
                             branches of U.S. banks and               Investment
                             supranational entities. Includes
                             American Depositary Receipts, Global
                             Depositary Receipts, European
                             Depositary Receipts and American
                             Depositary Securities.
                             ---------------------------------------------------
                             Futures and Related Options: A contract  Management
                             providing for the future sale and        Market
                             purchase of a specified amount of a      Credit
                             specified security, class of             Liquidity
                             securities, or an index at a specified   Leverage
                             time in the future and at a specified
                             price.
                             ---------------------------------------------------
                             Investment Company Securities: Shares    Market
                             of other mutual funds, including One
                             Group money market funds and shares of
                             other money market funds for which Banc
                             One Investment Advisors or its
                             affiliates serve as investment advisor
                             or administrator. Banc One Investment
                             Advisors will waive certain fees when
                             investing in funds for which it serves
                             as investment advisor, to the extent
                             required by law.
                             ---------------------------------------------------
                             New Financial Products: New options and  Management
                             futures contracts and other financial    Credit
                             products continue to be developed and    Market
                             the Fund may invest in such options,     Liquidity
                             contracts and products.
                             ---------------------------------------------------
                             Obligations of Supranational Agencies:   Credit
                             Obligations of supranational agencies    Foreign
                             which are chartered to promote economic  Investment
                             development and are supported by
                             various governments and governmental
                             agencies.
                             ---------------------------------------------------
                             Preferred Stock: A class of stock that   Market
                             generally pays a dividend at a
                             specified rate and has preference over
                             common stock in the payment of
                             dividends and in liquidation.
                             ---------------------------------------------------
                             Real Estate Investment Trusts            Liquidity
                             ("REITs"): Pooled investment vehicles    Management
                             that invest primarily in income          Market
                             producing real estate or real estate     Regulatory
                             related loans or interest.               Tax
                                                                      Prepayment
                             ---------------------------------------------------
                             Repurchase Agreements: The purchase of   Credit
                             a security and the simultaneous          Market
                             commitment to return the security to     Liquidity
                             the seller at an agreed upon price on
                             an agreed upon date. This is treated as
                             a loan.
                             ---------------------------------------------------
                             Restricted Securities: Securities not    Liquidity
                             registered under the Securities Act of   Market
                             1933, such as privately placed
                             commercial paper and Rule 144A
                             securities.
                             ---------------------------------------------------
                             Reverse Repurchase Agreements: The sale  Market
                             of a security and the simultaneous       Leverage
                             commitment to buy the security back at
                             an agreed upon price on an agreed upon
                             date. This is treated as a borrowing by
                             the Fund.
                             ---------------------------------------------------

                                                                     RISK
                            INSTRUMENT                               TYPE
                        --------------------------------------------------------
                            Rights and Warrants: Securities,         Market
                            typically issued with preferred stock    Credit
                            or bonds, that give the holder the
                            right to buy a proportionate amount of
                            common stock at a specified price.
                            ----------------------------------------------------
                            Securities Lending: The lending of up    Credit
                            to 33 1/3% of the Fund's total assets.   Market
                            In return, the Fund will receive cash,   Leverage
                            other securities, and/or letters of
                            credit as collateral.
                            ----------------------------------------------------
                            Structured Instruments: Debt securities  Market
                            issued by agencies and                   Management
                            instrumentalities of the U.S.            Liquidity
                            government, banks, municipalities,       Credit
                            corporations and other businesses whose  Foreign
                            interest and/or principal payments are   Investment
                            indexed to foreign currency exchange
                            rates, interest rates, or one or more
                            other referenced indices.
                            ----------------------------------------------------
                            Swaps, Caps and Floors: The Fund may     Management
                            enter into these transactions to manage  Credit
                            its exposure to changing interest rates  Liquidity
                            and other factors. Swaps involve an      Market
                            exchange of obligations by two parties.
                            Caps and floors entitle a purchaser to
                            a principal amount from the seller of
                            the cap or floor to the extent that a
                            specified index exceeds or falls below
                            a predetermined interest rate or amount.
                            ----------------------------------------------------
                            Time Deposits: Non-negotiable receipts   Liquidity
                            issued by a bank in exchange for the     Credit
                            deposit of funds.                        Market
                            ----------------------------------------------------
                            Treasury Receipts: TRs, TIGRs, and CATS. Market
                            ----------------------------------------------------
                            U.S. Government Agency Securities:       Market
                            Securities issued by agencies and        Credit
                            instrumentalities of the U.S.            U.S. Govt.
                            government. These include Ginnie Mae,    Agency
                            Fannie Mae, and Freddie Mac.
                            ----------------------------------------------------
                            U.S. Treasury Obligations: Bills,        Market
                            notes, bonds, STRIPS and CUBES.
                            ----------------------------------------------------
                            Variable and Floating Rate Instruments:  Credit
                            Obligations with interest rates which    Liquidity
                            are reset daily, weekly, quarterly or    Market
                            some other period and which may be
                            payable to the Fund on demand.
                            ----------------------------------------------------
                            When-Issued Securities and Forward       Market
                            Commitments: Purchase or contract to     Leverage
                            purchase securities at a fixed price     Liquidity
                            for delivery at a future date.           Credit
                            ----------------------------------------------------
                            Zero Coupon Debt Securities: Bonds and   Credit
                            other debt that pay no interest, but     Market
                            are issued at a discount from their      Zero Coupon
                            value at maturity. When held to
                            maturity, their entire return equals
                            the difference between their issue
                            price and their maturity value.
                            ----------------------------------------------------

                      ----------------------------------------------------------

     INVESTMENT RISKS     Below is a more complete discussion of the types of
                          risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others.

                          . Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

                          . Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

                               Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

                               Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

                          . Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

                          . Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

                          . Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

                          . Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

                          . Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

                          . Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, the Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

                          . Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of certain securities could be changed by Congress thereby affecting the value of outstanding securities.

                          . Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

                          . U.S. Government Agency Securities. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae, Ginnie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

                          . Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

                      ----------------------------------------------------------
                          If you want more information about the Fund, the following documents are free upon request:

                          ANNUAL/SEMI-ANNUAL REPORTS. Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholder when such reports are prepared. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                          STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference.

                          HOW CAN I GET MORE INFORMATION? You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1-800-480-4111, or by writing the Fund at:

                             ONE GROUP(R) MUTUAL FUNDS
                             1111 POLARIS PARKWAY
                             COLUMBUS, OHIO 43271-1235

                                 OR VISITING

                             WWW.ONEGROUP.COM

                          You can also review and copy the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Fund from the EDGAR Database on the SEC's web site at http:// www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

                          (Investment Company Act File No. 811-4236)

                                                             [LOGO] ONE GROUP/R/
                          TOG-F-120 (6/04)                          Mutual Funds

Prospectus
One Group/R/ Strategic Small Cap Value

[LOGO]

June 28, 2004

Class I Shares

For Institutional Clients

The Securities and Exchange Commission has not approved or disapproved the shares of the Fund as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF

   CONTENTS


FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE
     One Group Strategic Small Cap Value Fund   1
                                              -----



            MORE ABOUT THE FUND
Principal Investment Strategies   4
                                -----
               Investment Risks   5
                                -----
  Temporary Defensive Positions   7
                                -----
             Portfolio Turnover   7
                                -----



HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
                        Purchasing Fund Shares   8
                                               -----
                        Exchanging Fund Shares   12
                                               -----
                         Redeeming Fund Shares   13
                                               -----



PRIVACY POLICY   16
               -----



                SHAREHOLDER INFORMATION
                          Voting Rights   18
                                        -----
                      Dividend Policies   18
                                        -----
          Tax Treatment of Shareholders   18
                                        -----
     Shareholder Statements and Reports   20
                                        -----
    Availability of Proxy Voting Record   20
                                        -----
Quarterly Portfolio Holdings Disclosure   21
                                        -----



       MANAGEMENT OF ONE GROUP MUTUAL FUNDS
                                The Advisor   22
                                            -----
                              Advisory Fees   22
                                            -----
     Additional Compensation to Shareholder
    Servicing Agents -- Revenue Sharing and
                         Other Arrangements   22
                                            -----
                          The Fund Managers   23
                                            -----
Fund Manager Compensation and Fund Holdings   23
                                            -----



               LEGAL PROCEEDINGS   24
                                 -----
            FINANCIAL HIGHLIGHTS   34
                                 -----
APPENDIX A: INVESTMENT PRACTICES   35
                                 -----


  ONE GROUP(R)       Strategic Small Cap Value Fund



FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

WHAT IS THE GOAL OF THE FUND?
The Fund seeks long-term capital appreciation primarily by investing in equity securities of small-capitalization companies.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests mainly in equity securities of small domestic companies with market capitalizations of $100 million to $3 billion at the time of investment. In reviewing investment opportunities, Banc One Investment Advisors uses a value-oriented approach and considers factors such as market capitalization, balance sheet strength, and the outlook for improving or sustained return on capital. Banc One Investment Advisors will consider factors such as dividend yield, free cash flow, and management depth as secondary considerations. Stocks will be sold based on share price considerations, capitalization, valuation, perceived risk, or substantial changes in the fundamental outlook for the company or the industry. For more information about the Strategic Small Cap Value Fund's investment strategies, please read "More About the Fund" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Initial public offerings ("IPOs") and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Value Investing Risk. Value investing attempts to identify companies selling at a discount from Banc One Investment Advisors' estimate of their true worth. Investment advisors using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stock's intrinsic value may never be fully realized by the market or that a stock judged by Banc One Investment Advisors to be undervalued may actually be appropriately priced.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, smaller
                                      1

  FUND SUMMARY       Strategic Small Cap Value Fund


companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Short Selling Risk. As part of its investment strategy, the Fund may engage in short selling. In order to establish a short position in a security, the Fund must first borrow the security from a lender, such as a broker or other institution. The Fund may not always be able to borrow the security at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available stocks or for other reasons.

After short selling the borrowed security, the Fund is then obligated to 'cover' the short sale by purchasing and returning the security to the lender on a later date. The Fund may not always be able to complete or 'close out' the short position by replacing the borrowed securities at a particular time or at an acceptable price.

In addition, the Fund may be prematurely forced to close out a short position if the lender demands the return of the borrowed security. The Fund incurs a loss as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date when the Fund replaces the security. The Fund's loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Further, if other short-sellers of the same security want to close out their positions at the same time, a 'short squeeze' can occur. A short squeeze occurs when demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price, thereby increasing the likelihood that the Fund will lose some or all of the potential profit from, or incur a loss on, the short sale.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This section normally would include a bar chart and average annual total return table. This information is not included because the Fund has not commenced operations as of the date of this prospectus and the Fund does not have a full calendar year of investment returns.

  FUND SUMMARY       Strategic Small Cap Value Fund



FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
------------------------------------------------------------------------------
(fees paid directly from your investment)                              CLASS I
------------------------------------------------------------------------------
Redemption Fee on shares less than 90 days (as a percentage of amount
 redeemed/exchanged)                                                    NONE
------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                          CLASS I
------------------------------------------------------------------------------
Investment Advisory Fees/1/                                              .74%
------------------------------------------------------------------------------
Other Expenses                                                           .76%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses/2/                                 1.50%
------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/                               .25%
------------------------------------------------------------------------------
Net Expenses                                                            1.25%
------------------------------------------------------------------------------

/1/The Fund has adopted a breakpoint schedule under which the investment advisory fee rate as net assets increase above designated levels. Please see "Management of One Group Mutual Funds."
/2/Expense information is based on estimated amounts for the current fiscal year.
/3/Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total fund operating expenses to 1.25% for Class I shares for a one year period beginning upon commencement of the Fund.

EXAMPLES
--------------------------------------------------------------------------------
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

1 YEAR/1/             3 YEARS
------------------------------------------------------------------
  $127                 $450
------------------------------------------------------------------
/1/Without contractual fee waivers, 1 Year expenses would be $153.

--------------------------------------------------------------------------------


More About the Fund

The Fund described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

This prospectus describes a mutual fund with the investment objective of capital appreciation. The principal investment strategies that are used to meet the Fund's investment objective also are described in "Fund Summary:
Investments, Risk & Performance" in the front of this prospectus. They also are described below. There can be no assurance that the Fund will achieve its investment objective. Please note that the Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.

                         FUNDAMENTAL POLICIES

A Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.

ONE GROUP STRATEGIC SMALL CAP VALUE FUND. The Fund mainly invests in equity securities of small-capitalization companies. Small-capitalization companies are defined as companies with market capitalizations ranging from $100 million to $3 billion at the time of investment. These securities may include equity securities issued by real estate investment trusts (also known as "REITs") and other real estate companies. The Fund may occasionally hold securities of companies with large capitalizations if doing so contributes to the Fund's investment objective. The Fund ordinarily invests in between 60 to 100 small capitalization companies, but may go outside this range if market conditions warrant.

.. Under normal circumstances, at least 80% of the Fund's assets will be invested in common and preferred stocks, rights, warrants, convertible securities, and other equity securities of small-capitalization companies. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

.. The Fund may invest up to 25% of its net assets in foreign securities including American Depositary Receipts.

.. The Fund may SELL SHORT stocks that Banc One Investment Advisors believes are overvalued. The value of the short positions will not exceed 10% of the Fund's net assets.

.. The Fund also may invest up to 20% of its assets in U.S. government securities, other investment grade fixed income securities, and cash and cash equivalents. Although the Fund may use these strategies, the Fund's main investment strategy is to invest in equity securities of small-capitalization companies.

--------------------------------------------------------------------------------



                          WHAT IS SHORT SELLING?

Short selling a security means borrowing it from a lender and then selling it to a third party. To complete or close the short transaction, the Fund must acquire the same security in the market and return it to the lender. If the Fund can close the transaction by buying the security at a price lower than the price paid by the third party, a profit results; however, if the price rises, a loss occurs.

The Fund may sell stocks believed to be unattractive. The Fund's proceeds from the short sales and remaining cash balance is invested in cash and cash equivalents. In order to sell a security short, the Fund must borrow the security in order to settle the sale and buy the security at a later date to return to the lender. The Fund must maintain collateral at least equal to the current market value of the security sold short.

INVESTMENT RISKS

.. The main risks associated with investing in the Fund are described below and in "Fund Summary: Investments, Risk & Performance" at the front of this prospectus.

.. DERIVATIVES. The Fund may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management investment risks. The Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.

                         WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

SHORT SALES RISK. When Banc One Investment Advisors determines that a security is unattractive, the Fund may sell the security short by borrowing it from a lender and selling it to a third party at the then current market price. In order to replace the borrowed securities, i.e., 'cover the short position', the Fund will be required to purchase, exchange or convert securities to return to the security's lender. The Fund cannot guarantee that it will be able to replace a borrowed security at a particular time or at an acceptable price. If the borrowed securities have appreciated in value, the Fund will be required to pay more for the replacement securities than the amount it received for selling the security short. The potential loss on a short sale is unlimited because the loss increases as the price of the security sold short increases and the price may rise indefinitely. If the price of a borrowed security declines before the short position is covered, the Fund may realize a gain. The Fund's gain on a short sale, before transaction costs, is generally limited to the difference between the price at which it sold the borrowed security and the price it paid to purchase the security to return to the lender.

--------------------------------------------------------------------------------



While the Fund has an open short position, it is always subject to the risk that the security's lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If this happens, the Fund must buy the replacement shares immediately at the stock's then current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security to close out the short position.

Short sales also involve other costs. The Fund must repay to the lender an amount equal to any dividends or interest that accrue while the loan is outstanding. To borrow the security, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund closes the short position, it will maintain a segregated account with a custodian containing cash, U.S. government securities or other liquid securities. These assets used to cover the Fund's short sales will not be available for any reason, including to meet redemption requests. The Fund will not make a short sale if, after giving effect to the sale, the market value of all securities sold short will exceed 10% of the value of such Fund's net assets (exclusive of the cash proceeds of the short sale).

Real Estate Securities. The Fund's investments in real estate securities are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can affect the profitability and liquidity of properties in the real estate market. Property values may also decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. The performance of the real estate securities in which the Fund invests is also largely dependent on the organization, skill and capital funding of the managers and operators of the underlying real estate.

REIT Risk. In addition to the risks facing real estate securities, the Fund's investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

--------------------------------------------------------------------------------



TEMPORARY DEFENSIVE POSITIONS

To respond to unusual market conditions, the Fund may invest its assets in cash and CASH EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments and prevent the Fund from meeting its investment objectives.

                      WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it will not be pursuing its investment objectives. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

The Fund may invest up to 100% of its total assets in cash and cash equivalents.

PORTFOLIO TURNOVER

The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Fund and may result in additional tax consequences to you. The portfolio turnover rate for the Fund is anticipated to be in excess of 50%. Because portfolio turnover is not a determining factor in management of the Fund, the actual portfolio turnover rate may be significantly higher (i.e., over 100%). Higher portfolio turnover will likely result in higher transaction costs to the Fund and may result in additional tax consequences to you.

To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

--------------------------------------------------------------------------------


How to Do Business with One Group Mutual Funds

PURCHASING FUND SHARES

WHERE CAN I BUY SHARES?
You may purchase Fund shares:

.. From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will typically be held for you by the Shareholder Servicing Agent; and

..  Directly from One Group through One Group Dealer Services, Inc. (the
   "Distributor").

WHO MAY PURCHASE CLASS I SHARES?
Class I shares may be purchased by:

.. Institutional investors such as corporations, pension and profit sharing plans, and foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of Bank One Corporation. Accounts may be opened with the Fund's transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.

..  If you have questions about eligibility, please call 1-877-691-1118.

.. The Fund also issues other share classes which have different sales charges, expense levels and, therefore, different performance. Please call 1-877-691-1118 to obtain more information concerning the Fund's other share classes.

WHEN CAN I BUY SHARES?
.. Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays:
   New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

.. Purchase requests received by the Fund or an agent of the Fund in proper form before 4:00 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received by the Fund or an agent of the Fund after the NYSE closes will be effective the following business day.

.. If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

.. The Fund does not authorize market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. The Fund uses reasonable efforts to identify market timers and to prohibit such activity.

--------------------------------------------------------------------------------



  . The Fund uses a variety of methods to identify market timers including reviewing "round trips" in and out of the Fund by investors. A "round trip" includes a purchase into a Fund (by any means) followed shortly thereafter by a redemption (by any means) out of the same Fund. A "round trip" could also include a redemption out of a Fund (by any means) followed by a purchase back into the same Fund (by any means). In identifying market timers, the Distributor may also consider activity of accounts under common ownership or control. The Distributor may reject your purchase orders or temporarily or permanently revoke your exchange privilege if the Distributor believes you are engaged in market timing activities.

  . Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Fund is unable to effectively identify market timers, long-term investors may be adversely affected. Although the Fund uses a variety of methods to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers. For example, certain accounts include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for market timing activity, the netting effect often makes it more difficult to apply redemption fees and locate and eliminate market timers from the Fund.

.. In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the order. Your Shareholder Servicing Agent may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

.. Shares are electronically recorded. Therefore, certificates will not be issued.

HOW MUCH DO SHARES COST?
..  Shares are sold at net asset value ("NAV").

.. NAV per share is calculated by dividing the total market value of the Fund's investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

.. The market value of the Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund's NAV is calculated that security may be valued at its fair value in accordance with policies and procedures adopted by the Board of Trustees. A

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 security's valuation may differ depending on the method used for determining value.

.. The Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?
1.Read the prospectus carefully.

2.Decide how much you want to invest.

  .  The minimum initial investment is $200,000.

  . You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund.

  .  Subsequent investments must be at least $5,000.

  . Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. One Group reserves the right to waive any investment minimum.
     For further information on investment minimum waivers, call 1-877-691-1118.

3.If you are purchasing directly from One Group, complete the Account
  Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

  Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. One Group cannot waive these requirements. One Group is required by law to reject your new Account Application if the required identifying information is not provided.

  . We will attempt to collect any missing information required on the Account Application by either contacting you or your Shareholder Servicing Agent. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will receive the NAV next calculated after all of the required information is received.

  . Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, One Group reserves

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    the right to close your account at the current day's NAV. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, less any applicable contingent deferred sales charge. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

4.Send the completed Account Application and a check to:

  ONE GROUP MUTUAL FUNDS
  P. O. BOX 8528
  BOSTON, MA 02266-8528

  . If you choose to pay by wire, please call 1-877-691-1118, and authorize a wire to:

     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY AND SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167
     FBO ONE GROUP FUND
       (EX: ONE GROUP ABC FUND-I)
     YOUR FUND NUMBER & ACCOUNT NUMBER
       (EX: FUND 123-ACCOUNT 123456789)
     YOUR ACCOUNT REGISTRATION
       (EX: ABC CORPORATION)

All checks must be in U.S. dollars. One Group does not accept cash, starter checks, money orders or credit card checks. One Group reserves the right to refuse "third party checks" and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to One Group Mutual Funds or the Fund are considered third party checks.

ALL CHECKS MUST BE PAYABLE TO ONE OF THE FOLLOWING:

  .  One Group Mutual Funds; or

  .  The specific Fund in which you are investing.

5.If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

6.If you have any questions, contact your Shareholder Servicing Agent or call 1-877-691-1118.

CAN I PURCHASE SHARES OVER THE TELEPHONE?
Yes, for purchases after your account is opened. Simply select this option on your Account Application Form and then:

.. Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your purchase instructions.

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..  Authorize a bank transfer or initiate a wire transfer to the following wire address:

  STATE STREET BANK AND TRUST COMPANY
  ATTN: CUSTODY & SHAREHOLDER SERVICES
  ABA 011 000 028
  DDA 99034167
  FBO ONE GROUP FUND
    (EX: ONE GROUP ABC FUND-I)
  YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
  YOUR ACCOUNT REGISTRATION
    (EX: ABC CORPORATION)

.. One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

.. You may revoke your right to make purchases over the telephone by sending a letter to:

  ONE GROUP MUTUAL FUNDS
  P.O. BOX 8528
  BOSTON, MA 02266-8528

EXCHANGING FUND SHARES

WHAT ARE MY EXCHANGE PRIVILEGES?
You may exchange:

.. Class I shares of the Fund for Class A shares of the Fund or for Class A or Class I shares of another One Group Fund.

.. One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days' written notice.

..  Before making an exchange request, you should read the prospectus of the One
   Group Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any One Group Fund by contacting your Shareholder Servicing Agent, by visiting www.onegroup.com, or by calling 1-877-691-1118.

WHEN ARE EXCHANGES PROCESSED?
Exchanges are processed the same business day they are received, provided:

..  State Street Bank and Trust Company receives the request by 4:00 p.m. ET.

.. You have provided One Group with all of the information necessary to process the exchange.

..  You have contacted your Shareholder Servicing Agent, if necessary.

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ARE EXCHANGES TAXABLE?
Generally:

.. An exchange between Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

.. An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

..  You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?
Yes. The exchange privilege is not intended as a way for you to speculate on short- term movements in the market. Therefore:

.. To prevent disruptions in the management of the Fund, One Group limits excessive exchange activity. GENERALLY, EXCHANGE ACTIVITY IS CONSIDERED TO BE EXCESSIVE IF IT EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS FROM THE SAME FUND WITHIN 30 DAYS OF EACH OTHER. FOR THIS PURPOSE, SUBSTANTIVE MEANS AN EXCHANGE OF $50,000 OR MORE.

.. The Distributor may accept exchanges in excess of these guidelines if the Distributor believes that granting such exceptions is consistent with the best interests of the Fund is not part of a market timing strategy. The Distributor shall report such exceptions to the Fund's Board of Trustees on a quarterly basis.

.. Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange is part of a market timing strategy or will result in excessive transaction costs or otherwise adversely affect other shareholders. Please see "When can I buy shares?."

.. Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge an annual sub-minimum account fee of $10 or redeem all shares and close the account if your account value falls below the minimum required balance.

   1.To collect the $10 sub-minimum account fee, One Group will redeem $10 worth of shares from your account. For information on minimum required balances, please read "How do I open an account?."

REDEEMING FUND SHARES

WHEN CAN I REDEEM SHARES?
You may redeem all or some of your shares on any day that the Fund is open for business.

.. Redemption requests received by the Fund or an agent of the Fund before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective that day.

.. All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

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HOW DO I REDEEM SHARES?
You may use any of the following methods to redeem your shares:

   1.You may send a written redemption request to your Shareholder Servicing
     Agent, if applicable, or to State Street Bank and Trust Company at the following address:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

   2.You may redeem over the telephone. Please see "Can I redeem by telephone?"
     for more information.

.. One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

   1.The redemption is for shares worth $50,000 or less; AND

   2.The redemption is payable to the shareholder of record; AND

   3.The redemption check is mailed to the shareholder at the record address or the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account currently designated on your One Group account.

.. On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

   1.A financial institution; or

   2.Your Shareholder Servicing Agent.

..  State Street Bank and Trust Company may charge you a wire redemption fee.
   The current fee is $7.00.

.. Your redemption proceeds will be paid within seven (7) days after receipt of the redemption request.

.. One Group may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five (5) business days.

WHAT WILL MY SHARES BE WORTH?
.. If the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV minus the amount of any applicable redemption fee. Please read "How much do shares cost?."

CAN I REDEEM BY TELEPHONE?
Yes, if you selected this option on your Account Application Form.

.. Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your redemption request.

.. Your redemption proceeds will be mailed to you at your address of record or wired to the financial institution currently designated on your One Group account.

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..  One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

.. Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of the Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

.. Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge an annual sub-minimum account fee of $10 or redeem all shares and close the account if your account value falls below the minimum required balance.

   1.To collect the $10 sub-minimum account fee, One Group will redeem $10 worth of shares from your account.

   2.If your account falls below the minimum required balance and is closed as a result, you will not be charged a redemption fee. For information on minimum required balances, please read "How do I open an account?."

..  One Group may suspend your ability to redeem when:

   1.Trading on the NYSE is restricted;

   2.The NYSE is closed (other than weekend and holiday closings);

   3.The SEC has permitted a suspension; or

   4.An emergency exists.

The Statement of Additional Information offers more details about this process.

.. You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Privacy Policy

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

KEY DEFINITIONS
This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

  . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

  . Customer -- a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.

  . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

COLLECTION OF NONPUBLIC PERSONAL INFORMATION
We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

  . Information we receive from you on applications or other forms, on our website, or through other means;

  . Information we receive from you through transactions, correspondence and other communications with us; and

  . Information we otherwise obtain from you in connection with providing you a financial product or service.

INFORMATION SHARING WITH NON-AFFILIATED THIRD PARTIES
We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange

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transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

INFORMATION SHARING WITH JOINT MARKETERS
We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

CHILDREN'S ONLINE PRIVACY ACT DISCLOSURE
From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

SECURITY
For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

ONE GROUP MUTUAL FUNDS' PRIVACY COMMITMENT
One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

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Shareholder Information

VOTING RIGHTS

The Fund does not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change the Fund's fundamental investment objective or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. The Fund, and each class of shares within the Fund, vote separately on matters relating solely to the Fund or class, or which affect the Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

DIVIDEND POLICIES

DIVIDENDS
The Fund generally declares dividends on the last business day of each quarter. Dividends for the Fund are distributed on the first business day of the next month after they are declared. Capital gains, if any, for the Fund are distributed at least annually.

The Fund pays dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

DIVIDEND REINVESTMENT
You automatically will receive all income dividends and capital gain distributions in additional shares of the Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable," your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.

If you want to change the way in which you receive dividends and distributions, you may write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling 1-800-480-4111.

TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS
A sale, exchange or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your

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transactions. For more information about your specific tax situation, please consult your tax advisor.

TAXATION OF DISTRIBUTIONS
The Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash or reinvested them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. The Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Long-term capital gain rates applicable to individuals have been temporarily reduced-in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning on or before December 31, 2008.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

TAXATION OF SHORT SALES
The Fund's use of short sales may result in the Fund realizing more short-term capital gains which, to the extent not offset by available losses, the Fund will be required to distribute to shareholders as ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such short sales. The rules applicable to such short sales may therefore affect the amount, timing and character of distributions to shareholders.

TAXATION OF RETIREMENT PLANS
Distributions by the Fund to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual. If you are considering purchasing shares with qualified retirement plan assets, you should

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consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.

TAX INFORMATION
The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Fund provides you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders. For additional information on the potential tax consequences of investing in the Fund, please see the Statement of Additional Information.

SHAREHOLDER STATEMENTS AND REPORTS

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.

To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.

If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-800-480-4111 or visit www.onegroup.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to Banc One Investment Advisors. The Fund's proxy voting record will be disclosed on a quarterly basis after the close of the quarter. Information regarding how the Fund voted proxies during the Fund's first quarter of operations and for each subsequent quarter may be accessed electronically through One Group Mutual Funds' website by visiting www.onegroup.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each

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portfolio security and state how each vote was cast, for example, for or against the proposal.

QUARTERLY PORTFOLIO HOLDINGS DISCLOSURE

No sooner than thirty days after the end of each quarter after the Fund has commenced operations, the Fund will make available a complete schedule of its portfolio holdings as of the last day of the quarter. You may view the Fund's schedule of portfolio holdings for the most recently completed quarter online at www.onegroup.com or request a hard copy at no charge by calling 1-800-480-4111.

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Management of One Group Mutual Funds

THE ADVISOR

Banc One Investment Advisors Corporation (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds (the "Trust"). Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 31, 2004, Banc One Investment Advisors managed over $188 billion in assets.

Banc One Investment Advisors is an indirect, wholly-owned subsidiary of Bank One Corporation. On January 14, 2004, J.P. Morgan Chase & Co. and Bank One Corporation entered into an agreement that provides for the merger of Bank One Corporation into J.P. Morgan Chase & Co. This merger is expected to be completed in mid-2004. The Distributor and Administrator of the Fund are also subsidiaries of Bank One Corporation.

ADVISORY FEES

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of the Fund. Under the investment advisory agreement with the Fund, Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, equal to .74% of the average daily net assets of the Fund.

The Fund has adopted investment advisory fee breakpoints. As the Fund's net assets increase above designated levels, the advisory fee rate applicable to the Fund decreases. Conversely, as net assets decrease below designated levels, the advisory fee rate increases. However, in no event will the advisory fee rate exceed .74% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

                                    FIRST     FOR THE NEXT FOR THE NEXT FOR ASSETS
                                 $1.5 BILLION $500 MILLION $3.5 BILLION OVER $5.5
                                  IN ASSETS    IN ASSETS    IN ASSETS    BILLION
One Group(R) Strategic Small Cap
Value Fund                           .74%         .70%         .65%        .60%
----------------------------------------------------------------------------------

ADDITIONAL COMPENSATION TO SHAREHOLDER SERVICING AGENTS -- REVENUE SHARING AND OTHER ARRANGEMENTS

Banc One Investment Advisors, the Fund's Distributor, and from time to time, other affiliates of Banc One Investment Advisors, at their own expense and out of their own legitimate profits, provide additional cash incentives to Shareholder Servicing Agents who sell shares of the Fund. Shareholder Servicing Agents include


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investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plans, plan sponsors and other financial intermediaries, including various affiliates of Bank One Corporation, such as Banc One Capital Markets, Bank One Trust Company, N.A., Bank One, N.A. (Ohio), Bank One, N.A. (Chicago) and Banc One Securities Corporation. These additional cash incentives, sometimes referred to as "Revenue Sharing Arrangements," are payments over and above the sales charges (including 12b-1 fees) and service fees paid by the Fund, which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Shareholder Servicing Agents that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and Shareholder Servicing Agent management representatives. Cash compensation may also be paid to Shareholder Servicing Agents for inclusion of the Fund on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Shareholder Servicing Agent provides shareholder services to Fund shareholders. Banc One Investment Advisors and the Fund's Distributor may also pay cash compensation in the form of finder's fees that vary depending on the Fund and the dollar amount of shares sold. In addition, the Fund's Distributor may on occasion pay Shareholder Servicing Agents the entire front-end sales charge applicable to the Fund shares sold by the Shareholder Servicing Agent or an additional commission on the sale of Fund shares subject to a CDSC. For information regarding these arrangements, please read "Cash Compensation to Shareholder Servicing Agents of One Group Mutual Funds" in the Statement of Additional Information.

THE FUND MANAGERS

The Fund is managed by portfolio managers teamed with value style analysts. The teams meet regularly to discuss industry conditions and trends, individual stocks, the market and the economy. The research analysts provide in-depth industry analysis and recommendations, while portfolio managers determine strategy, industry weightings, Fund holdings and cash positions.

One Group Strategic Small Cap Value Fund. Brad Stauffer is the portfolio manager for the One Group Strategic Small Cap Value Fund. Since 2000, Mr. Stauffer has been an equity analyst for the One Group Small Cap Value Fund. Prior to that, Mr. Stauffer was a portfolio manager for State Teachers Retirement System of Ohio.

FUND MANAGER COMPENSATION AND FUND HOLDINGS

Portfolio managers and research analysts are paid a competitive base salary based on their level of experience and external market comparisons to similar positions. To align their interests with those of shareholders, portfolio managers and research analysts also participate in an annual cash incentive compensation program that is tied directly to long-term relative investment performance. Relative investment performance is measured against the Fund's benchmark and/or its Lipper peer group. In addition to any cash incentive award earned as described above, portfolio managers and research analysts are eligible to participate in a deferred compensation plan tied to long-term investment performance that provides up to 100% of the cash incentive award, which vests after three years. Portfolio managers and research analysts are also eligible to participate in the Bank One Corporation restricted stock and options programs. Portfolio managers are encouraged to own shares of the Funds they help manage.


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Legal Proceedings

On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds. Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

Bank One Corporation, Banc One Investment Advisors, the Fund's advisor, and its affiliates have assured the One Group Mutual Funds and the Board of Trustees that they are cooperating fully with the NYAG, the SEC and other regulators in connection with inquiries into mutual fund practices.

On September 8, 2003, following the announcement of the Canary Complaint, the Board's independent trustees established a Special Review Committee to assist the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to the issues raised in the Canary Complaint.

Also on September 8, 2003, Bank One Corporation announced certain actions in response to the Canary Complaint. Bank One Corporation announced it and its affiliates would cooperate with the NYAG and regulators to gather all necessary facts; reevaluate relevant policies and processes to ensure that they meet the highest standards in the industry; and assess whether existing policies and practices were properly followed. In addition, Bank One Corporation indicated that it would take proper disciplinary action if it was determined that any employee knowingly violated either the letter or spirit of such policies. Finally, Bank One Corporation announced that it would make appropriate restitution if its analysis showed that any of the One Group Mutual Funds' shareholders were damaged by wrongful conduct of Bank One Corporation, its affiliates, or their personnel.

As of April 1, 2004, the following lawsuits have been filed in connection with these circumstances. The information provided below indicates the court in which each action was initially filed. All of these actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. Other proceedings may follow.

   1.On September 5, 2003, Andrew D. Mule, Maurice Lesser and Sarah Leonard, identifying themselves as shareholders of the Strong Funds, the Janus Funds, and the One Group Funds respectively, filed a purported class action lawsuit against Strong Capital Management, Inc., Janus Capital Management, LLC, and Banc One Investment Advisors, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants received excessive compensation for investment advice, and breached their fiduciary duties to plaintiffs in violation of Section 36(b) of the Investment Company Act of 1940 ("1940 Act"). The action seeks, among


                                      24

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     other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

   2.On September 9, 2003, Virginia Metzger, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Banc One Investment Advisors and Mark Beeson, in the Supreme Court of the State of New York. The suit alleges that defendants breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, an accounting of losses, and the payment of plaintiffs' attorneys' and experts' fees.

   3.On September 9, 2003, Allan Dworkin, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Bond Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund; Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
     Section 11 of the Securities Act of 1933 ("1933 Act"), committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934 ("1934 Act"), and breached their fiduciary duties to plaintiffs in violation of
     Section 206 and 215 of the Investment Advisers Act of 1940 ("Advisers Act"). The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the 1933 Act and Section 20(a) of the 1934 Act. The action seeks, among other things, damages, rescission of the plaintiffs'


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     contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

   4.On September 10, 2003, Amy Bloomfield, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Mark A. Beeson, Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John
     F. Finn, Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, One Group Equity Funds, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Edward J. Stern, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and 48 of the 1940 Act, and that they engaged in a pattern of racketeering activity in violation of Sections 1962(a), (c), and (d) of the Racketeer Influenced and Corrupt Organizations Act. The action seeks, among other things, injunctive and declaratory relief, compensatory and punitive damages, and payment of the plaintiffs' attorneys' and experts' fees.

   5.On September 10, 2003, David Brett, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Banc One Investment Advisors, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and
     (b) of the 1940 Act. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

   6.On September 10, 2003, Charles Tischler, identifying himself as a One
     Group shareholder, filed a purported class action lawsuit against Bank One Corporation and Banc One Investment Advisors, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the 1933 Act, violated the "control person" provision of Section 15 of the 1933 Act and breached their fiduciary duties to plaintiffs. The action seeks among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

   7.On September 17, 2003, William Pelak, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Banc One Investment Advisors, The One Group Mutual Funds, and John Doe Defendants 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of
     Section 34(b) of the 1940 Act, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting

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     for all damages, and the payment of the plaintiffs' attorneys' and experts' fees.

   8.On September 23, 2003, Andy Huang and Aiyuan Luo, identifying themselves as One Group shareholders, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund; Bank One Corporation; Banc One Investment Advisors, The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the 1933 Act, committed fraud in violation of Sections 10(b) of the 1934 Act, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Advisers Act. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the 1933 Act and
     Section 20(a) of the 1934 Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

   9.On October 2, 2003, Glen Robinson, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Balanced, One Group Diversified Equity, One Group Equity Income, One


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     Group Equity Index, One Group Health Sciences, One Group Investor
     Balanced, One Group Investor Conservative Growth, One Group Investor Growth & Income, One Group Investor Growth, One Group Large Cap Growth, One Group Large Cap Value, One Group Market Expansion Index, One Group Small Cap Value, One Group Technology, One Group Arizona Municipal Bond, One Group Kentucky Municipal Bond, One Group Louisiana Municipal Bond, One Group Michigan Municipal Bond, One Group Ohio Municipal Bond, One Group West Virginia Municipal Bond, One Group Short-Term Municipal Bond, One Group Municipal Income, One Group Intermediate Tax-Free Bond, One Group Tax-Free Bond, One Group Bond, One Group Government Bond, One Group High Yield Bond, One Group Income Bond, One Group Intermediate Bond, One Group Mortgage-Backed Securities, One Group Short-Term Bond, One Group Treasury and Agency Bond, One Group Ultra Short-Term Bond, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, Mark Beeson, Richard
     R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
     Section 11 of the 1933 Act, committed fraud in violation of Sections 10(b) of the 1934 Act, and breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the 1940 Act. The complaint also alleges that defendants violated the "control person" provisions of
     Section 15 of the 1933 Act and Section 20(a) of the 1934 Act. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

  10.On October 3, 2003, Norman Maged, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond

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     Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan
     Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund; Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
     Section 11 of the 1933 Act, committed fraud in violation of Section 10(b) of the 1934 Act, and breached their fiduciary duties to plaintiffs in violation of Sections 206 and 215 of the Advisers Act. The complaint also alleges that defendants violated the "control person" provisions of
     Section 15 of the 1933 Act and Section 20(a) of the 1934 Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

  11.On October 9, 2003, Pamela Dunlap, identifying herself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund; Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the 1933 Act, committed fraud in violation of
     Section 10(b) of the 1934 Act,

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     and breached their fiduciary duties to plaintiffs in violation of Section
     206 and 215 of the Advisers Act. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the 1933 Act and Section 20(a) of the 1934 Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

  12.On September 30, 2003, Mark Snyder, identifying himself as a shareholder of the One Group International Equity Index Fund, filed a purported derivative action on behalf of the Fund against Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn, Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Mark A. Beeson, Robert L. Young, Beverly J. Langley, Michael V. Wible, Gary R. Young, Jessica K. Ditullio, Nancy E. Fields, Alaina V. Metz, Bank One Corporation, Banc One Investment Advisors, and One Group Mutual Funds, in the Franklin County Common Pleas Court, Columbus, Ohio. The suit alleges, among other things, that the defendants breached fiduciary duties owed the Fund, abused their control over the Fund, wasted corporate assets, and grossly mismanaged the Fund. The suit also alleges unjust enrichment. The action seeks, among other things, injunctive relief, damages, disgorgement of profits, and payment of plaintiffs attorneys' and experts' fees.

  13.On September 30, 2003, Warren Sherman, identifying himself as a shareholder of the One Group International Equity Index Fund, filed a purported derivative action on behalf of the Fund against Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn, Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Mark A. Beeson, Robert L. Young, Beverly J. Langley, Michael V. Wible, Gary R. Young, Jessica K. Ditullio, Nancy E. Fields, Alaina V. Metz, Bank One Corporation, Banc One Investment Advisors, and One Group Mutual Funds, in the Franklin County Common Pleas Court, Columbus, Ohio. The suit alleges, among other things, that the defendants breached fiduciary duties owed the Fund, abused their control over the Fund, wasted corporate assets, and grossly mismanaged the Fund. The suit also alleges unjust enrichment. The action seeks, among other things, injunctive relief, damages, disgorgement of profits, and payment of plaintiffs attorneys' and experts' fees.

  14.On September 30, 2003, Jerry Huang, identifying himself as a shareholder of the One Group International Equity Index Fund, filed a purported derivative action on behalf of the Fund against Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn, Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Mark A. Beeson, Robert L. Young, Beverly J. Langley, Michael V. Wible, Gary R. Young, Jessica K. Ditullio, Nancy E. Fields, Alaina V. Metz, Bank One Corporation, Banc One Investment Advisors, and One Group Mutual Funds, in the Franklin County Common Pleas Court, Columbus, Ohio. The suit alleges, among other things, that the defendants breached fiduciary duties owed the Fund, abused their control over the Fund, wasted corporate assets, and grossly mismanaged the Fund. The suit also alleges unjust enrichment. The action seeks, among other things, injunctive relief, damages,

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     disgorgement of profits, and payment of plaintiffs attorneys' and experts'
     fees.

  15.On October 3, 2003, Ronald Gross, identifying himself as a shareholder of Bank One Corporation, filed a purported derivative action on behalf of Bank One Corporation against James Dimon; John H. Bryan; Stephen B. Burke; James S. Crown; Maureen A. Fay; John R. Hall; Laban P. Jackson, Jr.; John
     W. Kessler; Robert I. Lipp; Richard A. Manoogian; David C. Novak; John W. Rogers, Jr.; Frederick P. Stratton, Jr.; and Bank One Corporation, in the United States District Court for the District of New Jersey. The suit alleges that the defendants breached their fiduciary duties to Bank One Corporation. The action seeks, among other things, injunctive relief, damages, and payment of plaintiffs' attorneys' and experts' fees.

  16.On October 22, 2003, Linda B. Parker, identifying herself as a shareholder of the One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Mid Cap Growth Fund, One Group Equity Index Fund, One Group Investor Growth Fund and One Group Mid Cap Value Fund, filed a purported class action lawsuit against One Group Technology Fund; One Group Health Sciences Fund; One Group Diversified International Fund; One Group International Equity Index Fund; One Group Small Cap Growth Fund; One Group Small Cap Value Fund; One Group Market Expansion Index Fund; One Group Mid Cap Growth Fund; One Group Mid Cap Value Fund; One Group Diversified Mid Cap Fund; One Group Large Cap Growth Fund; One Group Large Cap Value Fund; One Group Diversified Equity Fund; One Group Equity Index Fund; One Group Equity Income Fund; One Group Balanced Fund; One Group Market Neutral Fund; One Group Investor Growth Fund; One Group Investor Growth & Income Fund; One Group Investor Balanced Fund; One Group Investor Conservative Growth Fund; One Group Tax-Free Bond Fund; One Group Arizona Municipal Bond Fund; One Group Kentucky Municipal Bond Fund; One Group Louisiana Municipal Bond Fund; One Group Michigan Municipal Bond Fund; One Group Ohio Municipal Bond Fund; One Group West Virginia Municipal Bond Fund; One Group Municipal Bond Fund; One Group Municipal Income Fund; One Group Intermediate Tax-Free Bond Fund; One Group Short-Term Municipal Bond Fund; One Group High Yield Bond Fund; One Group Income Bond Fund; One Group Bond Fund; One Group Government Bond Fund; One Group Mortgage-Backed Securities Fund; One Group Intermediate Bond Fund; One Group Treasury & Agency Fund; One Group Short-Term Bond Fund; One Group Ultra Short-Term Bond Fund; One Group Ohio Municipal Money Market Fund; One Group Michigan Municipal Money Market Fund; One Group Municipal Money Market Fund; One Group Prime Money Market Fund; One Group U.S. Government Securities Money Market Fund; One Group U.S. Treasury Securities Money Market Fund; Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of

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     Section 11 of the 1933 Act, committed fraud in violation of Section 10(b)
     of the 1934 Act, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Advisers Act. The complaint also alleges that defendants violated the "control person" provisions of
     Section 15 of the 1933 Act and Section 20(a) of the 1934 Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits and the payment of the plaintiffs' attorneys' and experts' fees.

  17.On October 22, 2003, Mike Sayegh brought an action on behalf of the general public of the State of California against Janus Capital Corporation; Janus Capital Management LLC; Janus Investment Fund; Edward
     J. Stern; Canary Capital Partners LLC; Canary Investment Management LLC; Canary Capital Partners, Ltd.; Kaplan & Co. Securities Inc.; Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Bank of America Corporation; Banc of America Capital Management LLC; Banc of America Advisors LLC; Nations Fund Inc.; Robert H. Gordon; Theodore H. Sihpol III; Charles D. Bryceland; Security Trust Company; Strong Capital Management Inc.; JB Oxford & Company; Alliance Capital Management Holding L.P.; Alliance Capital Management L.P; Alliance Capital Management Corporation; AXA Financial Inc.; Alliance Bernstein Registrants; Gerald Malone; Charles Schaffran; Marsh & McLennan Companies, Inc.; Putnam Investment Trust; Putnam Investment Management LLC; Putnam Investment Funds; and Does 1-500, in the Superior Court of the State of California for the County of Los Angeles. The suit alleges violations of California's Unfair Competition Law. The action seeks, among other things, restitution and the payment of plaintiffs' attorneys' fees.

  18.On October 30, 2003, Robert Wiley, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation; Banc One Investment Advisors; One Group Mutual Funds; Edward
     J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the 1933 Act, committed fraud in violation of Section 10(b) of the 1934 Act and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Advisers Act. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the 1933 Act and
     Section 20(a) of the 1934 Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits and the payment of plaintiffs' attorneys' and experts' fees.

--------------------------------------------------------------------------------



  19.On November 3, 2003, Bernard Flucke, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation; Banc One Investment Advisors; Mark Beeson; Richard R. Jandrain III; Clyde L. Carter; Karen Johnson-Grunst; One Group International Equity Index Fund; One Group Diversified International Fund; One Group Small Cap Growth Fund; One Group Mid Cap Growth Fund; One Group Mid Cap Value Fund; One Group Diversified Mid Cap Fund; Edward J. Stern; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio Eastern Division. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the 1940 Act. The action seeks, among other things, damages and the payment of plaintiffs' attorneys' and experts' fees.

  20.On November 6, 2003, Robert Holton, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation; Banc One Investment Advisors; and the One Group Mutual Funds, in the United States District Court for the Northern District of Illinois Eastern Division. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of Section 34(b) of the 1940 Act, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages and the payment of plaintiffs' attorneys' and experts' fees.

  21.On November 25, 2003, Datren Williams, individually and Datren Williams f/u/b/o Ledelous Little, identifying themselves as a shareholders of the One Group Large Capital Growth Fund and the One Group Equity Index Fund (collectively for the purposes of this paragraph 21, the "Funds"), filed a purported derivative action on behalf of the Funds, One Group Investment Trust and the One Group Funds against Bank One Corp., Bank One Investment Advisors, Inc., Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., Marilyn McCoy, John F. Finn, Julius L. Pallone, Donald L. Tuttle, Mark Beeson, Canary Capital Partners LLC, Canary Capital Partners, Ltd, Canary Investment Management LLC, and Edward J. Stern, in the United States District Court, for the Northern District of Illinois (Chicago Division). The suit alleges, among other things, that the defendants committed fraud in violation of Section 10(b) of the 1934 Act, and violated their fiduciary duties to the Funds, One Group, and One Group Investment Trust in violation of Section 36 of the 1940 Act and Section 206 of the Advisers Act. The complaint also alleges that the defendants violated the "control person" provisions of Section 20(a) of the 1934 Act. The action seeks, among other things, the replacement of the Trustees, rescission of management contracts, damages, disgorgement of profits, and payment of plaintiffs' attorneys' and experts' fees.

Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

--------------------------------------------------------------------------------


Financial Highlights

This section would ordinarily contain financial highlights. Because the Fund was not in existence as of June 30, 2003, there are no financial highlights for the Fund.

--------------------------------------------------------------------------------


Appendix A

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques that may be utilized by the Fund, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

                                                                     RISK
INSTRUMENT                                                           TYPE
Asset-Backed Securities: Securities secured by company               Prepayment
receivables, home equity loans, truck and auto loans, leases,        Market
credit card receivables and other securities backed by other types   Credit
of receivables or other assets.                                      Regulatory
-------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts drawn on      Credit
and accepted by a commercial bank. Maturities are generally six      Liquidity
months or less.                                                      Market
-------------------------------------------------------------------------------
Call and Put Options: A call option gives the buyer the right to     Management
buy, and obligates the seller of the option to sell, a security at a Liquidity
specified price at a future date. A put option gives the buyer the   Credit
right to sell, and obligates the seller of the option to buy, a      Market
security at a specified price at a future date. The Fund will sell   Leverage
only covered call and secured put options.
-------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a stated        Market
maturity.                                                            Credit
                                                                     Liquidity
-------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term                   Credit
promissory notes issued by corporations and other entities.          Liquidity
Maturities generally vary from a few days to nine months.            Market
-------------------------------------------------------------------------------
Common Stock: Shares of ownership of a company.                      Market
-------------------------------------------------------------------------------
Convertible Securities: Bonds or preferred stock that can convert    Market
to common stock.                                                     Credit
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                     RISK
INSTRUMENT                                                           TYPE
Exchange Traded Funds: Ownership in unit investment trusts,          Market
depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based,
sector or international index. Exchange traded funds or ETFs include a wide range of investments such as iShares, Standard and Poor's Depository Receipts ("SPDRs"), and NASDAQ 100's.
-------------------------------------------------------------------------------
Foreign Securities: Securities issued by foreign companies, as       Market
well as commercial paper of foreign issuers and obligations of       Political
foreign banks, overseas branches of U.S. banks and supranational     Liquidity
entities. Includes American Depositary Receipts, Global              Foreign
Depositary Receipts, European Depositary Receipts and American       Investment
Depositary Securities.
-------------------------------------------------------------------------------
Futures and Related Options: A contract providing for the future     Management
sale and purchase of a specified amount of a specified security,     Market
class of securities, or an index at a specified time in the future   Credit
and at a specified price.                                            Liquidity
                                                                     Leverage
-------------------------------------------------------------------------------
Investment Company Securities: Shares of other mutual funds,         Market
including One Group money market funds and shares of other
money market funds for which Banc One Investment Advisors or its affiliates serve as investment advisor or administrator. Banc
One Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor, to the extent required by law.
-------------------------------------------------------------------------------
New Financial Products: New options and futures contracts and        Management
other financial products continue to be developed and the Fund       Credit
may invest in such options, contracts and products.                  Market
                                                                     Liquidity
-------------------------------------------------------------------------------
Obligations of Supranational Agencies: Obligations of                Credit
supranational agencies which are chartered to promote                Foreign
economic development and are supported by various                    Investment
governments and governmental agencies.
-------------------------------------------------------------------------------
Preferred Stock: A class of stock that generally pays a dividend at  Market a specified rate and has preference over common stock in the payment of dividends and in liquidation.
-------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs"): Pooled investment           Liquidity
vehicles that invest primarily in income producing real estate or    Management
real estate related loans or interest.                               Market
                                                                     Regulatory
                                                                     Tax
                                                                     Prepayment
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                  RISK
INSTRUMENT                                                        TYPE
Repurchase Agreements: The purchase of a security and the         Credit
simultaneous commitment to return the security to the seller      Market
at an agreed upon price on an agreed upon date. This is treated   Liquidity
as a loan.
----------------------------------------------------------------------------
Restricted Securities: Securities not registered under the        Liquidity
Securities Act of 1933, such as privately placed commercial       Market
paper and Rule 144A securities.
----------------------------------------------------------------------------
Reverse Repurchase Agreements: The sale of a security and the     Market
simultaneous commitment to buy the security back at an            Leverage
agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.
----------------------------------------------------------------------------
Rights and Warrants: Securities, typically issued with            Market
preferred stock or bonds, that give the holder the right to buy a Credit proportionate amount of common stock at a specified price.
----------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of the Fund's    Credit
total assets. In return, the Fund will receive cash, other        Market
securities, and/or letters of credit as collateral.               Leverage
----------------------------------------------------------------------------
Structured Instruments: Debt securities issued by agencies and    Market
instrumentalities of the U.S. government, banks,                  Management
municipalities, corporations and other businesses whose           Liquidity
interest and/or principal payments are indexed to foreign         Credit
currency exchange rates, interest rates, or one or more other     Foreign
referenced indices.                                               Investment
----------------------------------------------------------------------------
Swaps, Caps and Floors: The Fund may enter into these             Management
transactions to manage its exposure to changing interest rates    Credit
and other factors. Swaps involve an exchange of obligations by    Liquidity
two parties. Caps and floors entitle a purchaser to a principal   Market
amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount.
----------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in        Liquidity
exchange for the deposit of funds.                                Credit
                                                                  Market
----------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs, and CATS.                          Market
----------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by           Market
agencies and instrumentalities of the U.S. government. These      Credit
include Ginnie Mae, Fannie Mae, and Freddie Mac.                  U.S. Govt.
                                                                  Agency
----------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and CUBES. Market
----------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                     RISK
INSTRUMENT                                                           TYPE
Variable and Floating Rate Instruments: Obligations with interest    Credit
rates which are reset daily, weekly, quarterly or some other period  Liquidity
and which may be payable to the Fund on demand.                      Market
------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments: Purchase or          Market
contract to purchase securities at a fixed price for delivery at a   Leverage
future date.                                                         Liquidity
                                                                     Credit
------------------------------------------------------------------------------
Zero Coupon Debt Securities: Bonds and other debt that pay no        Credit
interest, but are issued at a discount from their value at maturity. Market
When held to maturity, their entire return equals the difference     Zero
between their issue price and their maturity value.                  Coupon
------------------------------------------------------------------------------

--------------------------------------------------------------------------------


INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others.

.. Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

.. Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

    Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

    Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

.. Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

.. Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

.. Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in

--------------------------------------------------------------------------------


 interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

.. Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

.. Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

.. Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, the Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

.. Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of certain securities could be changed by Congress thereby affecting the value of outstanding securities.

.. Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

.. U.S. Government Agency Securities. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae, Ginnie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

.. Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

--------------------------------------------------------------------------------


If you want more information about the Fund, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS. Additional information about the Fund's investments will be available in the annual and semi-annual reports to shareholders when such reports are prepared. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1-800-480-4111, or by writing the Fund at:

    ONE GROUP(R) MUTUAL FUNDS
    1111 POLARIS PARKWAY
    COLUMBUS, OHIO 43271-1235

    OR VISITING

    WWW.ONEGROUP.COM

You can also review and copy the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Fund from the EDGAR Database on the SEC's web site at http:// www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)


TOG-F-    (6/04)
[LOGO] ONE GROUP/R/ Mutual Funds

Part B of Post-Effective Amendment No.64 (filed February 20, 2004) to the Trust's Registration Statement on Form N-1A is incorporated herein by reference.

                      STATEMENT OF ADDITIONAL INFORMATION

                           ONE GROUP(R) MUTUAL FUNDS

ONE GROUP STRATEGIC SMALL CAP VALUE FUND (THE "STRATEGIC SMALL CAP VALUE FUND"
                                OR THE "FUND")

                                 June 28, 2004

   This Statement of Additional Information is not a prospectus, but supplements and should be read in conjunction with the Prospectuses for the Fund dated June 28, 2004 (each a "PROSPECTUS" and, together, the "PROSPECTUSES"). This Statement of Additional Information is incorporated in its entirety into the Fund's Prospectuses. A copy of each Prospectus is available without charge by writing to One Group Administrative Services, Inc., at 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 or by calling toll free (800) 480-4111.

                               TABLE OF CONTENTS

                                                                              Page
                                                                              ----
THE TRUST....................................................................   1
INVESTMENT OBJECTIVES AND POLICIES...........................................   2
Additional Information on Fund Instruments...................................   2
   Asset-Backed Securities...................................................   2
   Bank Obligations..........................................................   2
   Commercial Paper..........................................................   3
   Common Stock..............................................................   3
   Convertible Securities....................................................   3
   Demand Features...........................................................   3
   Exchange Traded Funds.....................................................   3
   Foreign Investments.......................................................   4
   Futures and Options Trading...............................................   5
   Government Securities.....................................................  11
   Impact of Initial Public Offerings on Smaller Funds.......................  11
   Investment Company Securities.............................................  11
   New Financial Products....................................................  11
   PERCS.....................................................................  11
   Preferred Stock...........................................................  12
   Real Estate Investment Trusts ("REITs")...................................  12
   Repurchase Agreements.....................................................  12
   Reverse Repurchase Agreements.............................................  13
   Restricted Securities.....................................................  13
   Securities Lending........................................................  14
   Short Sales...............................................................  14
   Structured Instruments....................................................  15
   Swaps, Caps and Floors....................................................  16
   Treasury Receipts.........................................................  17
   U.S. Treasury Obligations.................................................  17
   Variable and Floating Rate Instruments....................................  17
   Warrants..................................................................  18
   When-Issued Securities and Forward Commitments............................  18
   Investment Restrictions...................................................  19
   Fundamental Policies......................................................  19
   Non-Fundamental Policies..................................................  20
PORTFOLIO TURNOVER...........................................................  20
TAX INFORMATION..............................................................  21
   Additional Tax Information Concerning The Fund............................  21
VALUATION....................................................................  24
ADDITIONAL INFORMATION REGARDING THE CALCULATION OF PER SHARE NET ASSET VALUE  25
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................  25
   Exchanges.................................................................  25
   Purchases-In-Kind.........................................................  26
   Redemptions...............................................................  26
   Systematic Withdrawal Plan................................................  26
   Cut-Off Times for Purchase, Redemption and Exchange Orders................  26
MANAGEMENT OF THE TRUST......................................................  27
   Management Information....................................................  27
   Board of Trustees.........................................................  29
       Standing Committees of the Board......................................  29
       Disinterested Trustee Positions.......................................  29
       Ownership of Securities...............................................  30
       Approval of Investment Advisory Agreement.............................  30
   Investment Advisor........................................................  32
   Code of Ethics............................................................  33
   Portfolio Transactions....................................................  33

                                                                    Page
                                                                    ----
           Administrator...........................................  35
           Distributor.............................................  36
           Distribution Plan.......................................  36
           Custodian, Transfer Agent and Dividend Disbursing Agent.  37
           The Subcustodian........................................  38
           Experts.................................................  38
        ADDITIONAL INFORMATION.....................................  39
           Proxy Voting Policies and Procedures....................  39
           Description of Shares...................................  39
           Special Note Regarding Purchase Limit on Class B Shares.  41
           Shareholder and Trustee Liability.......................  41
           Quarterly Portfolio Holdings Disclosure.................  41
           Miscellaneous...........................................  42
           Financial Statements....................................  42
        APPENDIX A--Description of Ratings......................... A-1
        APPENDIX B--Proxy Voting Policies and Procedures........... B-1

                                   THE TRUST

   One Group Mutual Funds (the "TRUST") is an open-end management investment company. The Trust was formed as a Massachusetts Business Trust on May 23, 1985. The Trust changed its name from The One Group(R) to One Group Mutual Funds in March, 1999. The Trust consists of fifty-three series of units of beneficial interest ("SHARES") each representing interests in separate investment portfolios.

   Information relating to the funds of the Trust other than the Strategic
Small Cap Value Fund is contained in separate prospectuses and a separate Statement of Additional Information dated February 28, 2004 and may be obtained by writing the Distributor for the Trust, One Group Dealer Services, Inc., 1111 Polaris Parkway, Columbus, Ohio 43240, or by calling toll free 1 (800)
480-4111. Each fund of the Trust, including the Strategic Small Cap Value Fund, is referred to herein as a ONE GROUP FUND and, together, as the ONE GROUP FUNDS.

   The Fund is diversified as defined under the Investment Company Act of 1940, as amended (the "1940 ACT"). Shares of the Fund will be offered in four separate classes: Class A, Class B, Class C and Class I.

   Much of the information contained herein expands upon subjects discussed in the Prospectuses for the Fund. No investment in a particular class of Shares of the Fund should be made without first reading the Fund's Prospectus offering such class.

                      INVESTMENT OBJECTIVES AND POLICIES

   The following policies supplement the Fund's investment objective and policies as set forth in the Fund's Prospectuses. The Fund is advised by Banc One Investment Advisors Corporation ("BANC ONE INVESTMENT ADVISORS" or the "ADVISOR").

Additional Information on Fund Instruments

Asset-Backed Securities

   Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. Asset-backed securities also include other securities backed by other types of receivables or other assets. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

   Prepayment Risks. The issuers of asset-backed securities may be able to repay principal in advance if interest rates fall. Also, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. If asset-backed securities are pre-paid, the Fund may have to reinvest the proceeds from the securities at a lower rate. In addition, potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, the Fund may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.

Bank Obligations

   Bank obligations consist of bankers' acceptances, certificates of deposit, and time deposits.

   Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. To be eligible for purchase by the Fund, a bankers' acceptance must be guaranteed by a domestic or foreign bank or savings and loan association having, at the time of investment, total assets in excess of $1 billion (as of the date of its most recently published financial statements).

   Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. To be eligible for purchase by the Fund, a certificate of deposit must be issued by (i) a domestic or foreign branch of a U.S. commercial bank which is a member of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, or (ii) a domestic savings and loan association, the deposits of which are insured by the Federal Deposit Insurance Corporation provided that, in each case, at the time of purchase, such institution has total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase in excess of the equivalent of $1 billion.

   The Fund may also invest in Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States. The Fund may also invest in yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. The Fund may also invest in obligations (including banker's acceptances and certificates of deposit) denominated in foreign currencies (see "Foreign Investments" herein).

   Time deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid. Time deposits will be maintained only at banks or savings and loan associations from which the Fund could purchase certificates of deposit. The Fund may utilize Demand Deposits in connection with its day-to-day operations.

Commercial Paper

   Commercial paper consists of promissory notes issued by corporations. Although such notes are generally unsecured, the Fund may also purchase secured commercial paper. In the event of a default of an issuer of secured commercial paper, the Fund may hold the securities and other investments that were pledged as collateral even if it does not invest in such securities or investments. In such a case, the Fund would take steps to dispose of such securities or investments in a commercially reasonable manner. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return. The Fund only purchases commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one Nationally Recognized Statistical Rating Organization ("NRSRO") (such as A-2 or better by Standard & Poor's Rating Service ("S&P"), Prime-2 or better by Moody's Investors Service, Inc. ("MOODY'S"), F-2 or better by Fitch Ratings ("FITCH") or R-2 or better by Dominion Bond Rating Service Limited ("DOMINION")) or if unrated, determined by Banc One Investment Advisors to be of comparable quality.

   The Fund may also invest in Canadian commercial paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer.

Common Stock

   Common stock represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

Convertible Securities

   Convertible securities are similar to both fixed income and equity securities. Convertible securities may be issued as bonds or preferred stock. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Fund bases its selection of convertible securities, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. In some cases, the issuer may cause a convertible security to convert to common stock. In other situations, it may be advantageous for the Fund to cause the conversion of convertible securities to common stock.

Demand Features

   The Fund may acquire securities that are subject to puts and standby commitments ("DEMAND FEATURES") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. The Fund expects that it will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security.

   Under a "STAND-BY COMMITMENT," a dealer would agree to purchase, at the Fund's option, specified securities at a specified price. The Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options. The Fund will generally limit its investments in stand-by commitments to 25% of its total assets.

   The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemption requests and remain as fully invested as possible.

Exchange Traded Funds

   The Fund may invest in Exchange Traded Funds ("ETFs"). Exchange Traded Funds are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. Broad based ETFs typically track a broad group of stocks from different industries and market sectors. For example, iShares S&P 500 Index Fund and Standard and Poor's Depositary Receipts are ETFs that track the S&P 500. Sector ETFs track companies represented in related industries within a sector of the economy. For example, iShares Dow Jones U.S. Healthcare Sector Index Fund is a sector ETF that tracks the Dow Jones Healthcare sector. International ETFs track a group of stocks from a specific country. Similarly, iShares MSCI-Australia tracks the Morgan Stanley Capital International Index for Australia Stocks.

   ETFs also may hold a portfolio of debt securities. For example, iShares Lehman 1-3 Year Treasury Bond Fund invests in a portfolio of publically issued, U.S. Treasury securities designed to track the Lehman Brothers 1-3 Year Treasury Index. Similarly, iShares GS $ Investor Corporate Bond Fund is designed to track a segment of the U.S. investment grade corporate bond market as defined by the GS $ Investop Index.

   ETFs invest in a securities portfolio that includes substantially all of the securities (in substantially the same weights) as the securities included in the designated index. ETFs are traded on an exchange, and, in some cases may not be redeemed. The results of ETFs will not match the performance of the designated index due to reductions in the performance attributable to transaction and other expenses, including fees paid by the ETF to service providers. ETFs are subject to risks specific to the performance of a few component securities if such securities represent a highly concentrated weighting in the designated index. ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in trust, less fees and expenses of the trust.

   The investment vehicles issuing ETFs are not actively managed. Rather, the investment vehicle's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the investment vehicle was not fully invested in such securities.

   Select sector ETFs and other types of ETFs continue to be developed. As new products are developed, the Fund may invest in them to the extent consistent with the Fund's investment objective, policies and restrictions.

   The Fund will limit its investments in any one issue of ETFs to 5% of the Fund's total assets and 3% of the outstanding voting securities of the ETF issue. Moreover, the Fund's investments in all ETFs will not exceed 10% of the Fund's total assets, when aggregated with all other investments in investment companies.

Foreign Investments

   The Fund may invest in certain obligations or securities of foreign issuers. Possible investments include equity securities and debt securities (e.g., bonds and commercial paper) of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers' Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, and Europaper. Securities of foreign issuers may include sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs"). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities. EDRs and GDRs are not listed on the New York Stock Exchange. As a result, it may be difficult to obtain information about EDRs and GDRs.

Risk Factors of Foreign Investments

   Political and Exchange Risks. Foreign investments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

   Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.

   Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment, and engage in business practices, different from those of domestic issuers of similar securities or obligations. In addition, foreign issuers are usually not subject to the same degree of regulation as domestic issuers, and their securities may trade on relatively small markets, causing their securities to experience potentially higher volatility and more limited liquidity than securities of domestic issuers. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by the accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks.

   Currency Risk. Foreign securities are typically denominated in foreign currencies. The value of the Fund's investments denominated in foreign currencies and any funds held in foreign currencies will be affected by:

       .  Changes in currency exchange rates;

       .  The relative strength of those currencies and the U.S. dollar; and

       .  Exchange control regulations.

   Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The exchange rates between the U.S. dollar and other currencies are determined by the forces of supply and demand in foreign exchange markets.

   During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities.

   Limitations on the Use of Foreign Investments. Investments in all types of foreign obligations or securities will not exceed 25% of the net assets of the Strategic Small Cap Value Fund.

                          FUTURES AND OPTIONS TRADING

   The Fund may enter into futures contracts, options, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested, reducing transaction costs, or managing interest rate risk.

Futures Contracts

   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. Futures contracts may be issued with respect to fixed-income securities, foreign currencies, single stocks or financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission (the "CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts between the clearing members of the exchange. The Fund only invests in futures contracts to the extent it could invest in the underlying instrument directly.

Margin Requirements

   The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits:

  . are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded;

  . may be maintained in cash or certain other liquid assets by the Fund's custodian for the benefit of the FCM; and

  .   are similar to good faith deposits or performance bonds.

   Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Trust will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which it does business and by depositing margin payments in a segregated account with the Trust's custodian.

SEC Segregation Requirements

   In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission (the "SEC"). Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). However, segregation of assets is not required if the Fund "covers" a long position. For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).

Liquidity Impact of Margin and SEC Segregation Requirements

   Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets will be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

Limits on Futures Contracts

   The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. In addition, the Fund will not enter into futures contracts to the extent that the value of the futures contracts held would exceed 25% of the Fund's total assets.

Purpose of Utilizing Futures

   The Fund's primary purpose in entering into futures contracts is to protect the Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. Conversely, if the Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

   If the Fund owns Treasury bonds and the portfolio manager expects interest rates to increase, the Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Fund selling

Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of the Fund's interest rate futures contract will increase, thereby keeping the net asset value of the Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, the Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

   Risk Factors in Futures Transactions

      Liquidity. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

      Risk of Loss. Futures contracts entail risks. Although the Fund believes that the use of such contracts will benefit the Fund, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts if the Advisor's investment judgment proves incorrect. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund.

      The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Fund will only engage in futures transactions when it is believed these risks are justified and will engage in futures transactions primarily for risk management purposes.

      Correlation Risk. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests--for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities--which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

   Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

                               Options Contracts

   The Fund may use options on securities or futures contracts to reduce investment risk. An option gives the buyer of the option the right (but not the obligation) to purchase a futures contract or security at a specified price (the "strike price"). The purchase price of an option is referred to as its "premium." Options have limited life spans, usually tied to the delivery or settlement date of the underlying futures contract or security. If an option is not exercised prior to its expiration, it becomes worthless. This means the buyer has lost the premium paid, while the seller (the "writer") has received a premium without being required to perform. Increased market volatility and relatively longer remaining life spans generally increase the value of options by increasing the probability of market swings favorable to the holder and unfavorable to the writer during the life of the option.

  . A CALL OPTION gives the buyer the right to purchase a security at a specified price (the "exercise price") at any time until a certain date. So long as the obligation of the writer of a call option continues, the writer may be required to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer closes the transaction by purchasing an option identical to that previously sold. To secure the writer's obligation under a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. A call option is "in-the-money" if the strike price is below current market levels and "out-of-the-money" if the strike price is above current market level.

  . A PUT OPTION gives the buyer the right to sell the underlying futures contract or security. The writer of a put option must purchase futures contracts or securities at a strike price if the option is exercised. A put option is "in-the-money" if the strike price is above current market levels and "out-of-the-money" if the strike price is below current market levels.

  . A COVERED OPTION is an option written by a party who owns the underlying position.

  .   AN OPENING TRANSACTION is the initial purchase or sale of an option.

  . A CLOSING TRANSACTION is a transaction which effectively ends an option writer's financial exposure to an existing option obligation. A closing transaction involves entering into an option contract that has the reverse effect of that being closed out. Such an option will be on the same security with the same exercise price and expiration date as the option contract originally opened. The premium which the Fund will pay in executing a closing purchase transaction may be higher (or lower) than the premium received when the option was written, depending in large part upon the relative price of the underlying security at the time of each transaction. Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security.

   Purchasing Call Options

   The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

   Writing (Selling) Covered Call Options

   The Fund may write covered call options and purchase options to close out options previously written by the Fund. The Fund's purpose in writing covered call options is to generate additional premium income. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option. Generally, the Fund will write covered call options on securities which, in the opinion of the Advisor, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund. The Fund will write only covered call options. This means that the Fund will only write a call option on a security which the Fund already owns.

   Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked options, which the Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline.

   The security covering the call will be maintained in a segregated account with the Fund's custodian. Unlike one who owns a security not subject to an option, the Fund has no control over when it may be required to sell the underlying security, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. Thus, the security could be "called away" at a price substantially below the fair market value of the security. Additionally, when a security is called away, the Fund's turnover rate will increase, which would cause the Fund to incur additional brokerage expenses. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

   The Fund does not consider a security covered by a call to be "pledged" as that term is used in the Fund's policy which limits the pledging of its assets. Call options written by the Fund will normally have expiration dates of less than nine months from the date written.

   The premium received is the market value of an option. In determining whether a particular call option should be written, the Advisor will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

   From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

   The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing transaction on a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

   Purchasing Put Options

   The Fund may also purchase put options to protect their portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by the transaction cost.

   Writing (Selling) Secured Puts

   The Fund may write secured puts. For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer at the strike price of the option which may be substantially in excess of the fair market value of the security. If a secured put option expires unexercised, the writer realizes a gain in the amount of the premium.

   Engaging in Straddles and Spreads

   The Fund also may engage in straddles and spreads. In a straddle transaction, the Fund either buys a call and a put or sells a call and a put on the same security. In a spread, the Fund purchases and sells a call or a put. The Fund will sell a straddle when Banc One Investment Advisors believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits the Fund to make a hedged investment that the price of a security will increase or decline.

   Risk Factors in Options Transactions

      Risk of Loss in Purchasing Transactions. When the Fund purchases an option, it runs the risk of losing its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities. In addition, there may be imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of the options.

      Risk of Loss in Writing (Selling) Options. When it writes a covered call option, the Fund runs the risk that it will be forced to sell a security it owns at below its market value or, alternatively, incur a loss in otherwise extinguishing its obligation under the covered call option. When it writes a secured put option, the Fund runs the risk that it will be required to buy a security at above its market price or, alternatively, incur a loss in otherwise extinguishing its obligation under the secured put option.

      Judgment of Advisor. The successful use of the options strategies depends on the ability of the Advisor to assess interest rate and market movements correctly and to accurately calculate the fair price of the option. The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. The Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option; however, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

      Liquidity. If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A lack of liquidity may limit the Fund's ability to realize its profits or limit its losses.

      Market Restrictions. Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until option trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation ("OCC") or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

       Foreign Investment Risks. Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign option markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

   Limitations on the use of Options

   The Fund will limit the writing of put and call options to 25% of its net assets. The Fund may enter into over-the-counter option transactions. There will be an active over-the-counter market for such options which will establish their pricing and liquidity. Broker-dealers with whom the Trust will enter into such option transactions shall have a minimum net worth of $20,000,000.

Government Securities

   Securities issued by U.S. government agencies or instrumentalities may not be guaranteed by the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when Banc One Investment Advisors believes the credit risk presented by the obligations to be minimal.

   Obligations of certain agencies and instrumentalities, such as the Government National Mortgage Association ("GINNIE MAE") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association ("FANNIE MAE"), are supported by the right of the issuer to borrow from the Treasury; and still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("FREDDIE MAC"), are supported only by the credit of the instrumentality.

Impact of Initial Public Offerings on Smaller Funds

   Initial public offerings ("IPOs") and other investment techniques may have a magnified performance impact on a fund with a small asset base. A smaller Fund may not experience similar performance as its assets grow.

Investment Company Securities

   The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Other investment company securities may include securities of a money market fund of the Trust, and securities of other money market funds for which Banc One Investment Advisors or its affiliate serves as investment advisor or administrator. Because other investment companies employ an investment advisor, such investments by the Fund may cause shareholders to bear duplicate fees. Banc One Investment Advisors will waive its fee attributable to the assets of the investing fund invested in a money market fund of the Trust and in other funds advised by Banc One Investment Advisors.

New Financial Products

   New options and futures contracts and other financial products, and various combinations of options and futures contracts continue to be developed. These various products may be used to adjust the risk and return characteristics of the Fund's investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer's credit risk. If market conditions do not perform consistently with expectations, the performance of the Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

PERCS*

   The Fund may invest in Preferred Equity Redemption Cumulative Stock ("PERCS") which is a form of convertible preferred stock that actually has more of an equity component than it does fixed income characteristics. These instruments permit companies to raise capital via a surrogate for common equity. PERCS are preferred stock which convert to common stock after a specified period of time, usually three years, and are considered the equivalent of equity by the ratings agencies. Issuers pay holders a substantially higher dividend yield than that on the underlying common, and in exchange, the holder's appreciation is capped, usually at about 30 percent. PERCS are callable at any time. The PERC is mandatorily convertible into common stock, but is callable at any time at an initial call price that reflects a substantial premium to the stock's issue price. PERCS offer a higher dividend than that available on the common stock, but in exchange the investors agree to the company placing a cap on the potential price appreciation. The call price declines daily in an amount that reflects the incremental dividend that holders enjoy. PERCS are listed on an exchange where the common stock is listed.

   *PERCS is a registered trademark of Morgan Stanley, which does not sponsor and is in no way affiliated with One Group.

Preferred Stock

   Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company's financial condition and on overall market and economic conditions.

Real Estate Investment Trusts ("REITs")

   The Fund may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

   Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.

   REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

   Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:

  .   limited financial resources;

  .   infrequent or limited trading; and

  .   more abrupt or erratic price movements than larger company securities.

   In addition, small capitalization stocks, such as REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

Repurchase Agreements

   Under the terms of a repurchase agreement, the Fund would acquire securities from a seller, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

   If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement. Additionally, the Fund would suffer a loss to the extent that the disposition of such securities by the Fund were delayed pending court action or prevented by applicable law. Under the Federal Bankruptcy Code, repurchase agreements where the underlying securities are direct obligations of, or are fully guaranteed as to principal and interest by, the United States or any agency of the United States qualify for an exclusion from the automatic stay of creditors' rights. With respect to repurchase agreements where the underlying securities are government securities, the Fund would be entitled, as against a claim by a trustee in bankruptcy to retain the underlying government securities. However, the Fund may also invest in repurchase agreements where the underlying securities are equity securities or non-governmental securities. These repurchase agreements do not qualify for preferential treatment under the bankruptcy code and are subject to additional risks. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered by the SEC to be loans by the Fund under the 1940 Act.

   Repurchase Agreement Counterparties. Repurchase counterparties include Federal Reserve member banks with assets in excess of $1 billion and registered broker dealers which Banc One Investment Advisors deems creditworthy under guidelines approved by the Board of Trustees.

Reverse Repurchase Agreements

   The Fund may borrow money for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. The Fund would enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund entered into a reverse repurchase agreement, it would place in a segregated custodial account assets, such as cash or liquid securities consistent with the Fund's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered by the SEC to be borrowings by the Fund under the 1940 Act.

Restricted Securities

   The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and other restricted securities. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, that agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in
Section 4(2) commercial paper, thus providing liquidity. The Fund believes that
Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including Section 4(2) commercial paper and Rule 144A Securities, as determined by Banc One Investment Advisors, as liquid and not subject to the investment limitation applicable to illiquid securities.

   The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 ("RULE 144A"). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed Banc One Investment Advisors to consider the following criteria in determining the liquidity of certain restricted securities:

  .   the frequency of trades and quotes for the security;

  . the number of dealers willing to purchase or sell the security and the number of other potential buyers;

  .   dealer undertakings to make a market in the security; and

  .   the nature of the security and the nature of the marketplace trades.

   Certain Section 4(2) commercial paper programs cannot rely on Rule 144A because, among other things, they were established before the adoption of the rule. However, the Trustees may determine for purposes of the Trust's liquidity requirements that an issue of 4(2) commercial paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

  . The 4(2) paper must not be traded flat or in default as to principal or interest;

  . The 4(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by Banc One Investment Advisors to be of equivalent quality;

  . Banc One Investment Advisors must consider the trading market for the specific security, taking into account all relevant factors, including but not limited to whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or is administered by a direct issuer pursuant to a direct placement program;

  . Banc One Investment Advisors shall monitor the liquidity of the 4(2) commercial paper purchased and shall report to the Board of Trustees promptly if any such securities are no longer determined to be liquid if such determination causes the Fund to hold more than 15% of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of One Group Mutual Funds, unless Banc One Investment Advisors is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund's holdings of illiquid assets to less than 15% of its net assets; and

  . Banc One Investment Advisors shall report to the Board of Trustees on the appropriateness of the purchase and retention of liquid restricted securities under these guidelines no less frequently than quarterly.

Securities Lending

   To generate additional income, the Fund may lend up to 33 1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. government or its agencies, shares of an investment trust or mutual fund, letters of credit or any combination of cash, such securities, shares, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Fund receives payments from the borrowers equivalent to the dividends and interest which would have been earned on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, commercial paper, repurchase agreements, variable and floating rate instruments, restricted securities, asset-backed securities, and the other types of investments permitted by the Fund's prospectus. Collateral is marked to market daily to provide a level of collateral at least equal to the market value plus accrued interest of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by Banc One Investment Advisors to be of good standing under guidelines established by the Trust's Board of Trustees and when, in the judgment of Banc One Investment Advisors, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Fund or the borrower at any time, and are therefore, not considered to be illiquid investments. The Fund does not have the right to vote proxies for securities on loan. However, Banc One Investment Advisors will terminate a loan and regain the right to vote if it were considered material with respect to an investment.

Short Sales

   The Fund may engage in short sales. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the value of such security. Prior to initiating a short sale, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time it must be returned to the lender. Until the Fund closes the short position by replacing the borrowed security, it will maintain a segregated account with a custodian containing cash, U.S. government securities or other liquid assets. The price at the time the Fund is required to replace the borrowed security may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest attributable to the borrowed security that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium to the lender, which would increase the cost of the security sold. The net proceeds of the short sale plus additional cash will be retained by the prime broker to the extent necessary to meet margin requirements and provide a collateral cushion in the event the value of the securities sold short increases. Until the short position is closed out, the Fund also will incur transaction costs in effecting short sales.

   The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund may realize a gain if the security declines in price between those dates. The amount of the gain will be decreased and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

   In addition to the risks described above and in the prospectuses, there is the risk that the Fund may not be able to engage in short sales under SEC regulations. Under current SEC regulations, short sales may be made only if the security to be sold is trading at an "uptick" or "plus tick" or at a "zero plus tick" except as otherwise permitted. A security is trading at an uptick or plus tick market if the last sale price for the security was at a higher price than the sale preceding it. A security is trading at a zero plus tick if the last sale price is unchanged but higher than the last preceding different sale.

Structured Instruments

   Structured instruments are debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), banks, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. Structured instruments are commonly considered to be derivatives.

   The terms of such structured instruments provide that their principal and/or interest payments are adjusted upwards or downwards to reflect changes in the reference index while the structured instruments are outstanding. In addition, the reference index may be used in determining when the principal is redeemed. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the reference index and the effect of changes in the reference index on principal and/or interest payment.

   While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by Banc One Investment Advisors, principal and/or interest payments on the structured instrument may be substantially less than expected. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture). In that respect, the risks of default associated with structured instruments may be similar to those associated with swap contracts. See "Swaps, Caps and Floors."

   The Fund will invest only in structured securities that are consistent with its investment objective, policies and restrictions and Banc One Investment Advisors' outlook on market conditions. In some cases, depending on the terms of the reference index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero; however, the Fund will not invest in structured instruments if the terms of the structured instrument provide that the Fund may be obligated to pay more than its initial investment in the structured instrument, or to repay any interest or principal that has already been collected or paid back.

   Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, the Fund's ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Fund will treat such instruments as illiquid, and will limit its investments in such instruments to no more than 15% of the Fund's net assets, when combined with all other illiquid investments of the Fund.

Swaps, Caps and Floors

   The Fund may enter into swaps, caps and floors (collectively, "SWAP CONTRACTS") on various securities (such as U.S. Government securities), securities indexes, interest rates, prepayment rates, foreign currencies or other financial instruments or indexes, in order to protect the value of the Fund from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the Fund's investments are traded. Some transactions may reduce the Fund's exposure to market fluctuations while others may tend to increase market exposure. The Fund may enter into these transactions to manage their exposure to changing interest rates or other market factors or for non-hedging purposes. Although different from options, futures, and options on futures, Swap Contracts are used by the Fund for similar purposes (i.e., risk management, hedging, and as a substitute for direct investments in underlying securities) and therefore, expose the Fund to generally the same risks and opportunities as those investments.

   Swap Contracts typically involve an exchange of obligations by two sophisticated parties. For example, in an interest rate swap, the Fund may exchange with another party their respective rights to receive interest, such as an exchange of fixed rate payments for floating rate payments.

   Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

   Caps and floors are variations on swaps. The purchase of a cap entitles the purchaser to receive a principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. Caps and floors are similar in many respects to over-the-counter options transactions, and may involve investment risks that are similar to those associated with options transactions and options on futures contracts.

   Because Swap Contracts are individually negotiated, they remain the obligation of the respective counterparties, and there is a risk that a counterparty will be unable to meet its obligations under a particular swap contract. If a counterparty defaults on a swap contract with the Fund, the Fund may suffer a loss. To address this risk, the Fund will usually enter into interest rate swaps on a net basis, which means that the two payment streams (one from the Fund to the counterparty, one to the Fund from the counterparty) are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

   Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal, except for the purposes of collateralization as discussed below. Accordingly, the risk of loss with respect to interest rate swaps entered into on a net basis would be limited to the net amount of the interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In addition, the Fund may incur a market value adjustment on securities held upon the early termination of the swap. To protect against losses related to counterparty default, the Fund may enter into swaps that require transfers of collateral for changes in market value.

   In contrast, currency swaps and other types of swaps may involve the delivery of the entire principal value of one designated currency or financial instrument in exchange for the other designated currency or financial instrument. Therefore, the entire principal value of such swaps may be subject to the risk that the other party will default on its contractual delivery obligations.

   In addition, because Swap Contracts are individually negotiated and ordinarily non-transferable, there also may be circumstances in which it would be impossible for the Fund to close out its obligations under the swap contract prior to its maturity. Under such circumstances, the Fund might be able to negotiate another swap contract with a different counterparty to offset the risk associated with the first swap contract. Unless the Fund is able to negotiate such an offsetting swap contract, however, the Fund could be subject to continued adverse developments, even after Banc One Investment Advisors has determined that it would be prudent to close out or offset the first swap contract.

   The Fund will not enter into any mortgage swap, interest rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated in one of the top two rating categories by at least one NRSRO, or if unrated, determined by Banc One Investment Advisors to be of comparable quality.

   The use of swaps involves investment techniques and risks different from and potentially greater than those associated with ordinary Fund securities transactions. If Banc One Investment Advisors is incorrect in its expectations of market values, interest rates, or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used. In addition, in certain circumstances entry into a swap contract that substantially eliminates risk of loss and the opportunity for gain in an "appreciated financial position" will accelerate gain to the Fund.

   The Staff of the SEC is presently considering its position with respect to swaps, caps and floors as senior securities. Pending a determination by the Staff, the Fund will either treat swaps, caps and floors as being subject to their senior securities restrictions or will refrain from engaging in swaps, caps and floors. Once the Staff has expressed a position with respect to swaps, caps and floors, the Fund intends to engage in swaps, caps and floors, if at all, in a manner consistent with such position. To the extent the net amount of an interest rate or mortgage swap is held in a segregated account, consisting of cash or liquid portfolio securities, the Funds and Banc One Investment Advisors believe that swaps do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian.

Treasury Receipts

   The Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). Receipts in which an entity other than the government separates the interest and principal components are not considered government securities unless such securities are issued through the Treasury STRIPS program.

U.S. Treasury Obligations

   The Fund may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). The Fund may also invest in Inflation Indexed Treasury Obligations.

Variable and Floating Rate Instruments

   Certain obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes.

   VARIABLE AMOUNT MASTER DEMAND NOTES are demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as set forth above for commercial paper. Banc One Investment Advisors will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

   Subject to its investment objective policies and restrictions, the Fund may acquire VARIABLE AND FLOATING RATE INSTRUMENTS. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. The Fund may purchase EXTENDABLE COMMERCIAL NOTES. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months.

   A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by the Fund will be determined by Banc One Investment Advisors under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, Banc One Investment Advisors will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by the Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. The Fund may purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund's assets at a favorable rate of return.

   Limitations on the Use of Variable and Floating Rate Notes. Variable and floating rate instruments for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 15% of the Fund's net assets only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which the Fund may purchase demand instruments that are not illiquid. If not rated, such instruments must be found by Banc One Investment Advisors, under guidelines established by the Trust's Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments.

Warrants

   Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely. In some situations, it may be advantageous for the Fund to exercise a warrant to preserve the value of the investment. If a warrant is exercised, the Fund may hold common stock in its portfolio even if it does not invest in common stock.

When-Issued Securities and Forward Commitments

   The Fund may purchase securities on a "when-issued" and forward commitment basis. When the Fund agrees to purchase securities on this basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Fund may purchase securities on a when-issued basis when deemed by Banc One Investment Advisors to present attractive investment opportunities. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. The Fund generally will not pay for such securities or earn interest on them until received. Although the purchase of securities on a when-issued basis is not considered to be leveraging, it has the effect of leveraging. When Banc One Investment Advisors purchases a when-issued security, the Fund's custodian will set aside cash or liquid securities to satisfy the purchase commitment. In such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. In addition, when the Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous.

   In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid portfolio securities in an amount sufficient to meet the purchase price. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that they own. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

   Limitations on the Use of When-Issued Securities and Forward
Commitments. The Fund does not intend to purchase "when-issued" securities for speculative purposes but only for the purpose of acquiring portfolio securities. Because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of Banc One Investment Advisors to manage the Fund might be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of the Fund's total assets. The Fund may dispose of a when-issued security or forward commitment prior to settlement if Banc One Investment Advisors deems it appropriate to do so.

Investment Restrictions

   The following investment restrictions are FUNDAMENTAL and may be changed with respect to the Fund only by a vote of a majority of the outstanding Shares of the Fund. See "ADDITIONAL INFORMATION--Miscellaneous" in this Statement of Additional Information. Additional investment restrictions may be found in the Prospectuses.

FUNDAMENTAL POLICIES

   The Fund may not:

      1. Purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund's status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      2. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities; for purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

      3. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectuses and the Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the SEC.

      4. Underwrite the securities of other issuers except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."

      5. Purchase or sell commodities or commodity contracts (including futures contracts), except that for bona fide hedging and other permissible purposes the Fund may purchase or sell financial futures contracts and may purchase call or put options on financial futures contracts.

      6. Invest in any issuer for purposes of exercising control or management.

      7. Purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

      8. Issue senior securities except with respect to any permissible borrowings.

      9. Purchase or sell real estate (however, the Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

   The Fund may:

      1. Borrow money to the extent permitted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or as permitted by order or interpretation of the SEC. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

NON-FUNDAMENTAL POLICIES

   The following investment restrictions are NON-FUNDAMENTAL except as noted otherwise and therefore can be changed by the Board of Trustees without prior shareholder approval.

   The Fund may not:

      1. Invest in illiquid securities in an amount exceeding, in the aggregate 15% of the Fund's net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

   The foregoing percentages apply at the time of purchase of a security. Banc One Investment Advisors shall report to the Board of Trustees promptly if any of the Fund's investments are no longer determined to be liquid or if the market value of Fund assets has changed if such determination or change causes the Fund to hold more than 15% of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the Trust, unless Banc One Investment Advisors is able to dispose of illiquid assets without loss in an orderly manner in an amount that reduces the Fund's holdings of illiquid assets to less than 15% of its net assets.

   The Fund may not:

      1. Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Temporary Defensive Positions

   To respond to unusual market conditions, the Fund may invest its assets in cash or CASH EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Fund from meeting its investment objectives. The percentage of assets that the Fund may invest in cash or cash equivalents is described in the Fund's Prospectuses. Cash equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds, and bank money market deposit accounts.

Portfolio Turnover

   The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less.

   The portfolio turnover rate for the Fund is anticipated to be in excess of 50%. Because portfolio turnover is not a determining factor in management of the Fund, the actual portfolio turnover rate may be significantly higher (i.e., over 100%). Higher portfolio turnover will likely result in higher transaction costs to the Fund and may result in additional tax consequences to you.

                                TAX INFORMATION

Additional Tax Information Concerning the Fund

   The Fund is treated as a separate entity for federal income tax purposes and is not combined with One Group's other funds. The Fund intends to meet the requirements necessary to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If the Fund so qualifies, it will pay no federal income tax on the earnings it distributes to shareholders and it will eliminate or reduce to a nominal amount the federal income taxes to which it may be subject.

   In order to qualify as a regulated investment company, the Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or foreign currencies (to the extent such currency gains are directly related to the Fund's principal business of investing in stock or securities, or options or futures with respect to stock or securities) or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and (2) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may limit the range of the Fund's investments. If the Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its income distributed to shareholders, provided the Fund distributes during its taxable year at least 90% of the sum of (a) its taxable net investment income (very generally, dividends, interest, certain other income, and the excess, if any, of net short-term capital gain over net long-term loss), and (b) its net tax-exempt interest. The Fund intends to make sufficient distributions to shareholders to qualify for this special tax treatment.

   If the Fund failed to qualify as a regulated investment company receiving special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, in order to requalify for taxation as a regulated investment company, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

   Generally, regulated investment companies that do not distribute in each calendar year an amount at least equal to the sum of (i) 98% of their "ordinary income" (as defined) for the calendar year, (ii) 98% of their capital gain net income (as defined) for the one-year period ending on October 31 of such calendar year (or later if the company is permitted to elect and so elects), and (iii) any undistributed amounts from the previous year, are subject to a non-deductible excise tax equal to 4% of the underdistributed amounts. For purposes of the excise tax, the Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. A dividend paid to shareholders in January generally is deemed to have been paid on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November, or December of the preceding year. The Fund of the Trust intends to make sufficient distributions to avoid liability for the excise tax.

   For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund has owned for more than one year and that are properly designated by the Fund as capital gain dividends ("CAPITAL GAIN DIVIDENDS") will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

   For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by the Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120- day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is
(a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

   Technical corrections legislation is pending which would change the preceding rule by substituting "121-day" for "120-day" and "181-day" for "180-day". The Treasury Department and the Internal Revenue Service have indicated that taxpayers may apply the qualified dividend income rules as if these technical corrections have already been enacted.

   In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. Only qualified dividend income received by the Fund after December 31, 2002 is eligible for pass-through treatment. If the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

   Long-term capital gain rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning on or before December 31, 2008. The sale, exchange or redemption of Fund Shares by a shareholder may give rise to a taxable gain or loss to that shareholder. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the shareholder has held the Shares for more than 12 months, and otherwise as short-term capital gain or loss.

   Distributions in excess of the Fund's current and accumulated "earnings and profits" will be treated by a shareholder receiving such distributions as a return of capital to the extent of such shareholder's basis in its Shares in the Fund, and thereafter as capital gain. A return of capital is not taxable, but reduces a shareholder's basis in its Shares. Shareholders not subject to tax on their income generally will not be required to pay tax on amounts distributed to them. Dividends and distributions on the Fund's Shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of Shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

   If a shareholder sells Shares at a loss within six months of purchase, any loss will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such Shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of Shares held for six months or less will be treated as long-term to the extent of any long-term capital gain distributions received by the shareholder with respect to the Shares. All or a portion of any loss realized upon a taxable disposition of Fund Shares will be disallowed if other Fund Shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased Shares will be adjusted to reflect the disallowed loss.

   When a shareholder redeems Fund Shares worth $500,000 or more of the Fund's assets, the Fund may elect to pay the redemption price in whole or in part in cash or in whole or in part in readily marketable securities held by the Fund. If the Fund elects to pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund, the redeeming shareholder will be taxed on the difference between the fair market value of the assets received on redemption and such shareholder's basis in the redeemed Shares of the Fund.

   According to Treasury regulations, if a shareholder recognized a loss with respect to the Fund's Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the

Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their individual tax advisers to determine the applicability of these regulations in light of their individual circumstances.

   Certain investment and hedging activities of the Fund, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, swaps, short sales, foreign currencies, and foreign securities will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules). In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders and cause differences between the Fund's book income and taxable income. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

   Certain securities purchased by the Fund (such as STRIPS, CUBES, TRs, TIGRs, and CATS), described under "INVESTMENT OBJECTIVES AND POLICIES - Additional Information on Fund Instruments, are sold at original issue discount and thus do not make periodic cash interest payments. Similarly, zero-coupon bonds do not make periodic interest payments. The Fund will be required to include as part of its current income for tax purposes the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes substantially all of its net investment income to its shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when Banc One Investment Advisors would not otherwise have chosen to sell such securities and may result in a taxable gain or loss.

   The Fund's investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). The Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT will generally not constitute qualified dividend income.

   Under technical corrections legislation currently pending in Congress, REITs will generally be able to pass through the tax treatment of tax-qualified dividends they receive. The Treasury Department and the Internal Revenue Service have indicated that taxpayers may apply the qualified dividend income rules as if this technical correction has already been enacted.

   Some of the REITs in which the Fund may invest will be permitted to hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly.

   In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. Under current law, if a charitable remainder trust (defined in section 664 of the Code) realizes any unrelated business taxable income for a taxable year, it will lose its tax-exempt status for the year. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a Share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Fund does not intend to invest directly in residual interests in REMICs or to invest in REITS in which a substantial portion of the assets will consist of residual interests in REMICs.

   The Fund may invest a portion of its assets in one or more exchange traded funds ("ETFs"). ETFs are index funds or trusts that are listed on an exchange. Investment by the Fund in an ETF qualifying as a regulated investment company under Subchapter M of the Code will receive the same tax treatment as an investment in a regulated investment company that is not listed on an exchange. Specifically, such shares are automatically diversified per the requirements of Subchapter M (in the same manner as cash). In addition, dividends received by the Fund from an ETF or an unlisted regulated investment company may qualify as qualified dividend income to the extent of the ETF's or the unlisted regulated investment company's underlying qualifying dividend income, when the Fund meets the holding period requirements in the ETF's or non-listed regulated investment company's shares and certain other requirements are met.

   The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to, and the proceeds of Share sales, exchanges, or redemptions made by, any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

   In some circumstances, enhanced certification and filing requirements are imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

   The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Fund. No attempt is made to present herein a complete explanation of the federal income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of Shares of the Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and (if applicable) foreign taxes. In addition, the foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

                                   VALUATION

   Domestic equity securities (including options, futures, and options on futures) traded in the over-the-counter market or on a primary exchange shall be valued at the closing price as determined by the primary exchange, typically at 4:00 pm Eastern Time ("ET"). If no sale occurred on the valuation date, the securities are valued at the mean of the latest bid and ask quotations as of the closing of the primary exchange, typically at 4:00 pm ET. Securities for which quotations are either (1) not readily available, or (2) determined by Banc One Investment Advisors to not accurately reflect their value are valued at their fair value using procedures approved by the Board of Trustees. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available quotations. Securities traded on more than one exchange will be valued at the last sale price on the principal exchange if available, and if such price is not available, will be valued at the last price on the secondary exchange. The NASD National Market System is considered an exchange.

   Fixed income securities are valued at the latest quoted sale price available at 4:00 pm ET. If no sale occurred on the valuation date, the securities are valued at the mean of the latest bid and ask quotations available at 4:00 pm ET. Securities for which there is no current trade activity and no bid/ask quotations are valued by an approved independent pricing service based on their proprietary calculation models. Securities with less than 61 days to maturity are valued at amortized cost. Amortized cost is not used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

   Securities for which quotations are either (1) not readily available, (2) not provided by an approved pricing service or (3) determined by Banc One Investment Advisors to not accurately reflect their value are valued at their fair value using procedures approved by the Board of Trustees.

   Except as noted below, foreign securities are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. In either case, this value is then converted into its U.S. dollar equivalent at the time of the net asset value determination, typically 4:00 p.m. Such bid quotation shall be obtained from an independent pricing service approved by the Board of Trustees as of 4:00 p.m. ET.

   U.K. securities, depending on which principal market the security trades, will be valued using the last available sale price or the latest mid-market price. Canadian securities, which are traded both in Canada and the United States, are valued at the latest available sale price or absent such a price, the mean of the latest bid/ask quotations on the exchange in which the security was purchased. Securities traded in South America and Central America shall be valued at their latest sale price as of 4:00 pm ET. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations as of 4:00 pm ET.

   Fair Value Procedures. In certain situations, the Fund's securities may be valued by another method that the Fund believes accurately reflects fair value in accordance with procedures approved by the Board. Fair value situations could include, but are not limited to, the following: (1) a significant event that affects the value of the Fund's securities (e.g., news relating to natural disasters affecting the issuer's operations or earnings announcements); (2) extremely illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may be defaulted or de-listed from an exchange and are no longer trading or (5) any other circumstances in which Banc One Investment Advisors believes that market quotations are not readily available.

ADDITIONAL INFORMATION REGARDING THE CALCULATION OF PER SHARE NET ASSET VALUE

   The net asset value of the Fund is determined and its Class I, Class A, Class B and Class C Shares are priced as of the times specified in the Fund's Prospectuses. The net asset value per Share of the Fund's Class I, Class A, Class B and Class C is calculated by determining the value of the respective class's proportional interest in the securities and other assets of the Fund, less (i) such class's proportional share of general liabilities and (ii) the liabilities allocable only to such class, and dividing such amount by the number of Shares of the class outstanding. The net asset value of the Fund's Class I, Class A, Class B and Class C Shares may differ from each other due to the expense of the Distribution and Shareholders Services Plan fee applicable to the Fund's Class A, Class B and Class C Shares.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

   All of the classes of Shares in the Fund are sold on a continuous basis by One Group Dealer Services, Inc. (the "DISTRIBUTOR"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders.

   Class I Shares in the Fund may be purchased, through procedures established by the Distributor, by institutional investors, including affiliates of Bank One Corporation and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity.

   Class A, Class B and Class C Shares may be purchased by any investor that does not meet the purchase eligibility criteria, described above, with respect to Class I Shares. In addition to purchasing Class A, Class B and Class C Shares directly from the Distributor, an investor may purchase Class A, Class B and Class C Shares through a financial institution, such as a bank or insurance company (each a "SHAREHOLDER SERVICING AGENT") that has established a shareholder servicing agreement with the Distributor, or through a broker-dealer that has established a dealer agreement with the Distributor. Questions concerning the eligibility requirements for each class of the Fund's Shares may be directed to the Distributor at 1-800-480-4111. As disclosed in the Prospectus, sales loads for Trustees and other affiliates of the Fund are waived due to their familiarity with the Fund.

Exchanges

   The exchange privileges described in the Prospectuses may be exercised only in those states where the Shares of the Fund or such other One Group Fund may be legally sold.

Purchases-in-Kind

   Generally, all purchases must be made in cash. However, if a shareholder purchases Shares worth $10,000,000 or more, the Fund reserves the right to accept payment in readily marketable securities instead of cash in accordance with procedures approved by the Board of Trustees. If payment is made in securities, the Fund will value the securities in the same manner in which it computes its net asset value.

Redemptions

   The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when:

    (a)trading on the New York Stock Exchange (the "EXCHANGE") is broadly restricted by the applicable rules and regulations of the SEC;

    (b)the Exchange is closed for other than customary weekend and holiday closing;

    (c)the SEC has by order permitted such suspension; or

    (d)the SEC has declared a market emergency.

Systematic Withdrawal Plan

   Systematic withdrawals may be made on a monthly, quarterly or annual basis. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

      (i) monthly and constitute no more than 1/12 of 10% of your then-current balance in the Fund each month; or

      (ii) quarterly and constitute no more than 1/4 of 10% of your then-current balance in the Fund each quarter.

   If you withdraw more than the limits stated above in any given systematic withdrawal payment, you will be charged a CDSC for the amount of the withdrawal over the limit for that month or quarter.

   For accounts that allow systematic withdrawals only as a fixed dollar amount per month or quarter, the applicable Class B or Class C CDSC is waived provided that, on the date of the systematic withdrawal, the fixed dollar amount to be withdrawn, when multiplied by 12 in the case of monthly payments or by four in the case of quarterly payments, does not exceed 10% of your then-current balance in the Fund. If on any given systematic withdrawal date that amount would exceed 10%, you will be charged a CDSC on the entire amount of that systematic withdrawal payment. This calculation is repeated on each systematic withdrawal date.

   For accounts that allow systematic withdrawals on a percentage basis, a Class B or Class C CDSC will be charged only on that amount of a systematic payment that exceeds the limits set forth above for that month or quarter.

   Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of Shares held by the then-current net asset value for Shares of the applicable class.

Cut-Off Times for Purchase, Redemption and Exchange Orders

   Orders to purchase, exchange or redeem Shares received by the Fund, or by a Shareholder Servicing Agent authorized to receive such orders, by the cut-off times indicated in the Prospectuses will be processed at the net asset value next calculated after the order is received by the Fund or the Shareholder Servicing Agent. Under a variety of different types of servicing agreements, Shareholder Servicing Agents that are authorized to receive purchase, exchange and redemption orders from investors are permitted to transmit those orders that are received by the Shareholder Servicing Agent before the cut-off times in the Fund's Prospectuses by the cut-off times stated in those agreements, which are generally later than the cut-off times stated in the Fund's Prospectuses.

                            MANAGEMENT OF THE TRUST

Management Information

   The following table provides information concerning each Trustee and officer of the Trust.

                                         Term of                                                Number of
                                         Office/                                              Portfolios in     Other
                        Positions held   Length                    Principal                  Fund Complex  Directorships
                           with the      of Time                 Occupation(s)                 Overseen by   Held by the
Name, Address, and Age*     Trust        Served               During Past 5 Years                Trustee       Trustee
----------------------- -------------- ----------- ------------------------------------------ ------------- -------------
 Peter C. Marshall        Trustee,     Indefinite/ From March 2002 until present,                   61        None
 1111 Polaris Parkway     Chairman     7/12/85-    self-employed as a business consultant.
  Suite B2                             present     From March 2000 through February 2002,
  Columbus, OH 43240                               Senior Vice President, W.D. Hoard, Inc.
  12/10/42                                         (corporate parent of DCI Marketing, Inc.).
                                                   From November 1993 to March 2000,
                                                   President DCI Marketing, Inc.

 Frederick W. Ruebeck     Trustee      Indefinite/ Since April 2000, Advisor Jerome P.              61        None
 1111 Polaris Parkway                  7/26/90-    Green & Associates, LLC (a broker-
  Suite B2                             present     dealer). From January 2000 to April 2000,
  Columbus, OH 43240                               self-employed as a consultant. From June
  10/8/39                                          1988 to December 1999, Director of
                                                   Investments, Eli Lilly and Company.

 Robert A. Oden           Trustee      Indefinite/ From July 1, 2002 to present, President,         61        None
 1111 Polaris Parkway                  6/25/97-    Carleton College. From 1995 to July 1,
  Suite B2                             present     2002, President, Kenyon College.
  Columbus, OH 43240
  9/11/46

 John F. Finn             Trustee      Indefinite/ Since 1975, President of Gardner, Inc.           61        Cardinal
 1111 Polaris Parkway                  5/21/98-    (wholesale distributor to outdoor power                    Health,
  Suite B2                             present     equipment industry)                                        Inc.
  Columbus, OH 43240                                                                                          (CAH)
  11/15/47

 Marilyn McCoy            Trustee      Indefinite/ Since 1985, Vice President of                    61        None
 1111 Polaris Parkway                  4/28/99-    Administration and Planning,
  Suite B2                             present     Northwestern University.
  Columbus, OH 43240
  3/18/48

 Julius L. Pallone        Trustee      Indefinite/ Since 1994, President, J.L. Pallone              61        None
  1111 Polaris Parkway                 4/28/99-    Associates (insurance consultant)
  Suite B2                             present
  Columbus, OH 43240
  5/26/30

 Donald L. Tuttle         Trustee      Indefinite/ Since 1995, Vice President, Association          61        None
  1111 Polaris Parkway                 4/28/99-    for Investment Management and Research.
  Suite B2                             present
  Columbus, OH 43240
  10/6/34

 David J. Kundert         President    Indefinite/ Since 1995, Chairman and Chief                  N/A             N/A
 1111 Polaris Parkway                  10/15/03-   Executive Officer, Banc One Investment
  Suite B2                             present     Management Group. Since 1992,
  Columbus, OH 43240                               President and Chief Executive Officer,
  10/28/42                                         Banc One Investment Advisors
                                                   Corporation. Director, Banc One
                                                   Investment Advisors Corporation, One
                                                   Group Dealer Services, Inc., and One
                                                   Group Administrative Services, Inc.

                                              Term of                                              Number of
                                              Office/                                            Portfolios in     Other
                            Positions held    Length                   Principal                 Fund Complex  Directorships
                               with the       of Time                Occupation(s)                Overseen by   Held by the
Name, Address, and Age          Trust         Served              During Past 5 Years               Trustee       Trustee
----------------------      --------------- ----------- ---------------------------------------- ------------- -------------
Nadeem Yousaf               Treasurer       Indefinite/ From August 1999 to present, Vice             N/A           N/A
 BISYS Fund Services, Inc.                  11/13/03-   President Financial Services, BISYS Fund
 3435 Stelzer Road                          present     Services, Inc. From March 1997 to June
 Columbus, OH 43219                                     1999, Director of Canadian Operations,
 1/26/69                                                Investors Bank and Trust.

Beverly J. Langley          Vice President/ Indefinite/ From August 15, 2003 to November 13,          N/A           N/A
 1111 Polaris Parkway       AML             11/13/03-   2003, Vice President of One Group
 Suite B2                   Compliance      present     Mutual Funds. From June 1992 to present,
 Columbus, OH 43240         Officer                     Senior Compliance Director of Banc One
 10/4/56                                                Investment Advisors Corporation.

Scott E. Richter            Secretary       Indefinite/ From February 2003 to present, Senior         N/A           N/A
 1111 Polaris Parkway                       10/15/03-   Associate General Counsel, Bank One
 Suite B2                                   present     Corporation. From November 1998 to
 Columbus, OH 43240                                     January 2003, Deputy General Counsel,
 7/4/56                                                 Institutional Division, INVESCO. From
                                                        January 1997 to October 1998, Associate
                                                        General Counsel, Piper Capital
                                                        Management.

Jessica K. Ditullio         Assistant       Indefinite/ From August 1990 to present, Counsel,         N/A           N/A
 1111 Polaris Parkway       Secretary       1/1/00-     Bank One Corporation.
 Suite B2                                   present
 Columbus, OH 43240
 9/19/62

Nancy E. Fields             Assistant       Indefinite/ From October 1999 to present, Director,       N/A           N/A
 1111 Polaris Parkway       Secretary       1/1/00-     Mutual Fund Administration, One Group
 Suite B2                                   present     Administrative Services, Inc. and Senior
 Columbus, OH 43240                                     Project Manager, Mutual Funds, One
 6/22/49                                                Group Dealer Services, Inc. From July
                                                        1999 to October 1999, Project Manager,
                                                        One Group, Banc One Investment
                                                        Advisors Corporation. From January 1998
                                                        to July 1999, Vice President, Ohio
                                                        Bankers Association. From July 1990
                                                        through December 1997, Vice President,
                                                        Client Services, BISYS Fund Services,
                                                        Inc.

Alaina V. Metz              Assistant       Indefinite/ From June 1995 to present, Vice               N/A           N/A
 BISYS Fund Services, Inc.  Secretary       11/95-      President, BISYS Fund Service Inc.
 3435 Stelzer Road                          present
 Columbus, Ohio 43219
 4/7/67

* None of the Trustees are "interested persons" of the Trust, as defined in the 1940 Act.

   Banc One Investment Advisors, the investment adviser to the Trust, is an "affiliated person" of the Trust within the meaning of that term under the 1940 Act. Certain individuals, who are also officers of the Trust and who oversee 62 Portfolios in the Fund Complex, hold or have held positions with Banc One Investment Advisors as follows: David J. Kundert has served as President and Chief Executive Officer since 1992; Nancy E. Fields served as Project Manager, One Group, from July 1999 to October 1999; and Beverly J. Langley has served as Senior Compliance Director since June 1992.

Board of Trustees

   Overall responsibility for management of the Trust rests with the Board of Trustees of the Trust who were elected by the shareholders of the Trust. The seven Trustees of the Trust are responsible for making major decisions about the Fund's and other One Group Funds' investment objectives and policies, but delegate the day-to-day administration of the Fund and the other One Group Funds to the officers of the Trust.

   Standing Committees of the Board. There are four standing committees of the Board of Trustees. The Audit Committee is comprised of all seven members of the Board of Trustees. The purposes of the Audit Committee are: (a) to oversee the Trust's accounting and financial reporting policies and practices; (b) to oversee the quality and objectivity of the Trusts' financial statements and the independent auditor therefor; (c) to act as a liaison between the Trusts' independent auditors and the full Board of Trustees; and (d) to act as a qualified legal compliance committee. The Audit Committee met twice during the past fiscal year. The Board of Trustees has determined that Peter C. Marshall and Donald L. Tuttle are "Audit Committee Financial Experts" as that term is defined in pertinent regulations of the U.S. Securities and Exchange Commission.

   The Nominations Committee identifies candidates to fill vacancies on the Board of Trustees. Peter C. Marshall and Frederick W. Ruebeck are members of the Nominations Committee. The Nominations Committee did not meet during the past fiscal year. The Nominations Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of One Group Mutual Funds.

   The Special Proxy Voting Committee considers and determines how to vote on behalf of the One Group Funds with respect to specific votes referred to it by Banc One Investment Advisors. Votes referred to the Special Proxy Voting Committee are limited to those identified by Banc One Investment Advisors as both (i) involving a material conflict of interest of the investment adviser, and (ii) to be impractical and inappropriate to resolve by following the voting recommendation, if any, of an independent firm. Peter C. Marshall, John F. Finn, and Frederick W. Ruebeck are members of the Special Proxy Voting Committee. The Special Proxy Voting Committee was formed on May 15, 2003 and did not meet during the last fiscal year.

   The Special Review Committee assists the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to issues raised in the complaint (the "Canary Complaint") filed by the New York Attorney General against Canary Capital Partners, LLC, et al. (collectively, "Canary") on September 3, 2003 which alleged, among other things, that Canary had engaged in improper trading practices with certain One Group Funds in the Trust. For more information regarding the Canary Complaint, please see the section entitled "Legal Proceedings" in the Fund's Prospectus. The members of the Special Review Committee are Peter C. Marshall, Julius L. Pallone and Frederick
W. Ruebeck. The Special Review Committee was formed on September 8, 2003 and did, as a result, not meet during the last fiscal year.

   Disinterested Trustee Positions. During 2002 and 2003, each of the Trustees was also a trustee for One Group Investment Trust, which has nine portfolios.

   Ownership of Securities.   As of December 31, 2003, each of the Trustees
beneficially owned Shares of the Fund and the funds within the Fund Complex (which includes the One Group Funds and the series of One Group Investment Trust), either directly or through participation in the Fund Complex's (which includes One Group Investment Trust) Deferred Compensation Plans, in the following dollar ranges:

                                                      Aggregate Dollar Range of
                                                 Equity Securities in All Registered
                       Dollar Range of Equity       Investment Companies overseen
                     Securities in the Strategic        by the Trustee in the
Name of Trustee         Small Cap Value Fund           Family of Mutual Funds
---------------      --------------------------- -----------------------------------
Peter C. Marshall...            None                   (greater than)$100,000*

Frederick W. Ruebeck            None                   (greater than)$100,000*

Robert A. Oden......            None                   (greater than)$100,000*

John F. Finn........            None                   (greater than)$100,000*

Marilyn McCoy.......            None                   (greater than)$100,000*

Julius L. Pallone...            None                   (greater than)$100,000*

Donald L. Tuttle....            None                   (greater than)$100,000*

*  Valued as of December 31, 2003.

   Approval of Investment Advisory Agreement. The investment advisory agreement with Banc One Investment Advisors was formally considered by the Board of Trustees at meetings held in February 2004, which included detailed discussions held outside the presence of fund management and Banc One Investment Advisors. In conducting its review, the Board of Trustees, all of whom are independent trustees for purposes of the 1940 Act, were advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services provided, including investment and shareholder service performance; (2) the competitiveness of the Fund's fees, costs and expense ratios with those of comparable products; (3) possible economies of scale; (4) the profitability of Banc One Investment Advisors as compared to profitability of other advisers in the industry; and
(5) other costs and benefits to Banc One Investment Advisors and its affiliates arising from the relationship with the Fund. In analyzing these factors, the Board reviewed and considered highly detailed expense and performance comparison information provided by Lipper Inc. (an independent provider of mutual fund data). These materials compared the expenses and performance of the Fund to a broad or general universe of funds and to a "peer group" of funds. The Board further reviewed staffing information including investment management processes including formulation of investment strategies and the decision making process with respect to individual securities, conflicts of interest, and brokerage practices. In connection with the Board's analysis, Banc One Investment Advisors also provided information on employee compensation and performance-based bonuses for portfolio management staff.

   As disclosed elsewhere in this Statement of Additional Information, Banc One Investment Advisors has soft dollar arrangements by which brokers provide research to Banc One Investment Advisors in return for allocating brokerage to such brokers. The Board also considered the costs and benefits to affiliates of Banc One Investment Advisors such as those associated with the assumption of duties as administrator to the Trust by One Group Administrative Services, Inc. The Board also considered the business reputation and financial resources of Banc One Investment Advisors and its ultimate corporate parent, Bank One Corporation.

   Based on its review, the Board of Trustees approved the Investment Advisory Agreement and determined the compensation payable under such agreement to be fair and reasonable in light of the services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.

   The Trustees of the Trust receive compensation for each meeting of the Board of Trustees attended. The Compensation Table below sets forth the total compensation to the Trustees from the Trust for the fiscal year ended June 30, 2003.

                              COMPENSATION TABLE

                                                         Pension or        Estimated       Total
                                  Aggregate          Retirement Benefits    Annual     Compensation
                                 Compensation        Accrued as Part of  Benefits Upon From the Fund
Name of Person, Position  From the Portfolios(1),(2) Portfolio Expenses   Retirement    Complex(3)
------------------------  -------------------------- ------------------- ------------- -------------
Peter C. Marshall,.......          $128,420                  NA               NA         $130,000
   Trustee
Charles I. Post,.........          $ 81,471                  NA               NA         $ 82,500
   Trustee (Retired) (4)
Frederick W. Ruebeck,....          $108,653                  NA               NA         $110,000
   Trustee
Robert A. Oden, Jr.,.....          $108,653(5)               NA               NA         $110,000
   Trustee
John F. Finn,............          $108,653(6)               NA               NA         $110,000
   Trustee
Marilyn McCoy,...........          $108,653(6)               NA               NA         $110,000
   Trustee
Julius L. Pallone,.......          $108,653                  NA               NA         $110,000
   Trustee
Donald L. Tuttle,........          $108,653                  NA               NA         $110,000
   Trustee

--------
(1) Figures are for the Trust's fiscal year ended June 30, 2003. For the fiscal year ending June 30, 2003, each Trustee received one fee for services to both One Group Investment Trust and One Group Mutual Funds (collectively, the "Trusts"). The fee was allocated to each Trust on the basis of relative net assets. The amount reflected relates only to the fees allocated to the One Group Mutual Funds.

(2) Pursuant to an Amended and Restated Deferred Compensation Plan for Trustees of One Group Mutual Funds and One Group Investment Trust (the "DEFERRED COMPENSATION PLAN") adopted at the February 13, 2002 Board of Trustee's meeting, the Trustees may defer all or a part of their compensation payable by the Trust. Under the Deferred Compensation Plan, the Trustees may specify Class I Shares of one or more funds of One Group Mutual Funds to be used to measure the performance of a Trustee's deferred compensation account. A Trustee's deferred compensation account will be paid at such times as elected by the Trustee subject to certain mandatory payment provisions in the Deferred Compensation Plan (e.g., death of a Trustee).

(3) "Fund Complex" comprises the forty-nine Funds of the Trust and the nine Portfolios of One Group Investment Trust that were operational as of June 30, 2003. Compensation for the "Portfolio Complex" is for the fiscal year ended June 30, 2003.

(4) Charles I. Post served as Trustee of One Group Investment Trust and One Group Mutual Funds until his retirement on March 31, 2003. The compensation table reflects the total compensation that was paid to Mr. Post for the fiscal year ending June 30, 2003.

(5) Includes $30,000 of deferred compensation.

(6) Includes $108,653 of deferred compensation.

Investment Advisor and Sub-Advisor

                   BANC ONE INVESTMENT ADVISORS CORPORATION

   Investment advisory services to each of the One Group Funds are provided by Banc One Investment Advisors. Banc One Investment Advisors makes the investment decisions for the assets of the Fund. In addition, Banc One Investment Advisors continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust's Shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of any bank affiliate of Banc One Investment Advisors and are not insured by the FDIC or issued or guaranteed by the U.S. government or any of its agencies.

   Banc One Investment Advisors is an indirect, wholly-owned subsidiary of BANK ONE CORPORATION, a bank holding company incorporated in the state of Delaware. BANK ONE CORPORATION operates banking offices in 14 states and in selected international markets. BANK ONE CORPORATION also engages in other business related to banking and finance, including credit card and merchant processing, consumer and education finance, mortgage lending and servicing, insurance, venture capital, investment and merchant banking, trust, brokerage, investment management, leasing, community development and data processing. These activities are conducted through bank subsidiaries and nonbank subsidiaries. On a consolidated basis, BANK ONE CORPORATION had assets of over $188 billion as of March 31, 2004.

   On January 14, 2004, J.P. Morgan Chase & Co. and Bank One Corporation entered into an agreement that provides for the merger of Bank One Corporation into J.P. Morgan Chase & Co. This merger is expected to be completed in mid-2004. The Distributor and Administrator of the Fund are also subsidiaries of Bank One Corporation.

   Banc One Investment Advisors represents a consolidation of the investment advisory staffs of a number of bank affiliates of Bank One Corporation, which have considerable experience in the management of open-end management investment company portfolios, including One Group Mutual Funds (formerly, One Group, The One Group and the Helmsman Funds) since 1985.

   All investment advisory services are provided to the Fund by Banc One Investment Advisors pursuant to an investment advisory agreement dated January 11, 1993 (the "INVESTMENT ADVISORY AGREEMENT"). The Investment Advisory Agreement will continue in effect as to the Fund from year to year, if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of a majority of the outstanding Shares of the Fund (as defined under "ADDITIONAL INFORMATION--Miscellaneous" in this Statement of Additional Information), and a majority of the Trustees who are not parties to the investment advisory agreement or interested persons (as defined in the 1940
Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement may be terminated as to the Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of the Fund, or by the Fund's Advisor as the case may be. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

   For the one year period beginning upon commencement of operations of the Fund, Banc One Investment Advisors and One Group Administrative Services, Inc. have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Fund. The last column in the table below shows the percentage fee that Banc One Investment Advisors is entitled to under the Investment Advisory Agreement. The fee is based on the annual percentages of the average daily net assets of the Fund.

                                 Caps for Total Annual Operating Expenses
                                 ---------------------------------------
               Fund              Class A    Class B   Class C   Class I   Advisory Fee
               ----              -------    -------   -------   -------   ------------
  Strategic Small Cap Value Fund  1.50%      2.25%     2.25%     1.25%        0.74%

   In addition, the Distributor has contractually agreed to limit its distribution fees for the Fund for a one-year period beginning upon commencement of the Fund. This limitation is disclosed in the applicable Fund's Prospectuses.

   The Fund has adopted a breakpoint schedule under which the investment advisory fee rate decreases as net assets increase above designated levels. Please see "Management of One Group Mutual Funds" in the Fund's Prospectuses.

   The Investment Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Banc One Investment Advisors in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

Code of Ethics

   The Trust, Banc One Investment Advisors, and One Group Dealer Services, Inc. have adopted codes of ethics under Rule 17j-1 of the 1940 Act. The Trust's code of ethics includes policies which require "access persons" (as defined in Rule 17j-1) to: (i) place the interest of Trust Shareholders first; (ii) conduct personal securities transactions in a manner that avoids any actual or potential conflict of interest or any abuse of a position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of his or her position with the Trust or with a One Group Fund. The Trust's code of ethics prohibits any access person from: (i) employing any device, scheme or artifice to defraud the Trust or a One Group Fund; (ii) making to the Trust any untrue statement of a material fact or omit to state to the Trust or a One Group Fund a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;
(iii) engaging in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Trust or a One Group Fund; or (iv) engaging in any manipulative practice with respect to the Trust or a One Group Fund. The Trust's code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by a One Group Fund so long as such investment transactions are not in contravention of the above noted policies and prohibitions.

   Banc One Investment Advisors' code of ethics requires that all employees must: (i) place the interest of the accounts which are managed by Banc One Investment Advisors first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee's position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their position. Employees of Banc One Investment Advisors are also prohibited from certain mutual fund trading activity including "excessive trading" of shares of a mutual fund as such term is defined in the applicable mutual fund's prospectus or SAI and effecting or facilitating a mutual fund transaction to engage in market timing. Banc One Investment Advisors' code of ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by a One Group Fund subject to certain restrictions. However, all employees are required to preclear securities trades (except for certain types of securities such as mutual fund shares and U.S. government securities).

   One Group Dealer Services' code of ethics requires that all employees of One Group Dealer Services must: (i) place the interest of the accounts which are managed by affiliates of One Group Dealer Services first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee's position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their positions. Employees of One Group Dealer Services are also prohibited from certain mutual fund trading activity including "excessive trading" of shares of a mutual fund as such term is defined in the applicable mutual fund's prospectus or SAI or effecting or facilitating a mutual fund transaction to engage in market timing. One Group Dealer Services' code of ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by the One Group Funds subject to the policies and restrictions in such code of ethics.

Portfolio Transactions

   Pursuant to the Investment Advisory Agreements, Banc One Investment Advisors determines, subject to the general supervision of the Board of Trustees of the Trust and in accordance with the Fund's investment objective and restrictions, which securities are to be purchased and sold by the Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While Banc One Investment Advisors generally seeks competitive spreads or commissions, the Trust may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

   Allocation of transactions, including their frequency, to various broker-dealers is determined by Banc One Investment Advisors based on its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, in selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, Banc One Investment Advisors is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended ("1934 Act")) provided to the Fund and/or other accounts over which Banc One Investment Advisors or its affiliates exercise investment discretion. Banc One Investment Advisors may cause the Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that Banc One Investment Advisors determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of Banc One Investment Advisors to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy. Shareholders of the Fund should understand that the services provided by such brokers may be useful to Banc One Investment Advisors in connection with its services to other clients.

   Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by Banc One Investment Advisors and does not reduce the advisory fees payable to Banc One Investment Advisors by the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

   In an effort to minimize the potential conflicts of interest that arise with the types of "soft-dollar" transactions described above:

  . Banc One Investment Advisors will not enter into any new soft-dollar arrangements whereby a broker is paying for services; and

  . All soft-dollar arrangements that were in existence as of December 31, 2003 whereby a broker is paying for services will terminate as they are fulfilled and will not be renewed by Banc One Investment Advisors.

   Because Banc One Investment Advisors may have soft-dollar commitments that were entered into prior to December 31, 2003, it is expected that there may be annual invoices for bills that are paid by soft-dollar brokers for services that are not to be delivered until 2004. In addition, Banc One Investment Advisors may have unused soft dollar credits in connection with brokerage commissions for periods prior to December 31, 2003. Such soft dollar credits will be used to pay for services from the broker until the soft dollar credit balance is zero. Finally, Banc One Investment Advisors entered into soft-dollar arrangements for services that were provided by brokers prior to December 31, 2003, but for which Banc One Investment Advisors has not yet fulfilled its soft-dollar commitments under those arrangements.

   While Banc One Investment Advisors is in the process of terminating soft dollar arrangements for research services (such as Bloomberg or Factset). Banc One Investment Advisors will continue to have some soft-dollar arrangements for broker research. Total elimination of soft dollar arrangements is presently impeded by the fact that many brokers do not assign a hard dollar value to the research they provide, but rather bundle the cost of such research into their commission structure. It is noted in this regard that some research that is available only under a bundled commission structure is particularly important to the investment process. This being the case, Banc One Investment Advisors will continue to have some soft dollar arrangements in place. Such arrangements will be limited to research and will be consistent with best execution.

   In the last fiscal year, Banc One Investment Advisors paid brokerage commissions to brokers who provided research services to Banc One Investment Advisors. For the fiscal year ended June 30, 2003, total compensation paid to such brokers by the One Group Funds amounted to $36,222,964.

   The Trust will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with its investment advisors or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of Bank One Corporation subsidiary banks with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

   Investment decisions for each One Group Fund of the Trust are made independently from those for the other One Group Funds or any other investment company or account managed by Banc One Investment Advisors. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Banc One Investment Advisors of the given Fund believes to be equitable to the Fund and such other investment company or account. In some instances, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, Banc One Investment Advisors may aggregate the securities to be sold or purchased by it for the Fund with those to be sold or purchased by it for other One Group Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreements, in making investment recommendations for the Trust, Banc One Investment Advisors will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of Banc One Investment Advisors or their parents or subsidiaries or affiliates and, in dealing with its commercial customers, Banc One Investment Advisors and its respective parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

Administrator

   Effective November 1, 2000, One Group Administrative Services, Inc., 1111 Polaris Parkway, Columbus, Ohio 43240 began serving as administrator for the Trust ("ONE GROUP ADMINISTRATIVE SERVICES" or the "ADMINISTRATOR"). One Group Administrative Services is an affiliate of Banc One Investment Advisors, the advisor of the Trust, and an indirect wholly-owned subsidiary of Bank One Corporation.

   The Administrator assists in supervising all operations of each One Group Fund to which it serves (other than those performed under the Advisory Agreement, the Custodian Agreement and the Transfer Agency Agreement for the
Fund). Under the Administration Agreement, the Administrator has agreed to maintain the necessary office space for the Fund, to price the Fund securities of the Fund and compute the net asset value and net income of the Fund on a daily basis, to maintain the Fund's financial accounts and records, and to furnish certain other services required by the Fund with respect to the Fund. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, and generally assists in all aspects of the Trust's operations other than those performed under the Advisory Agreement, the Custodian Agreement and the Transfer Agency Agreement. Under the Administration Agreement, the Administrator may, at its expense, subcontract with any entity or person concerning the provision of services under the Administration Agreement.

   Unless sooner terminated, the Administration Agreement between the Trust and One Group Administrative Services will continue in effect through October 31, 2004. The Administration Agreement thereafter shall be renewed automatically for successive one year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement may be terminated with respect to the Trust only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause.

   The Administrator is entitled to a fee for its services, which is calculated daily and paid monthly, at the annual rates specified below for the Fund as follows:

   The Administrator is entitled to the following compensation, for its services, which is calculated daily and paid monthly for each of the One Group Funds other than the Institutional Money Market Funds and the Funds of Funds:
Compensation for each of the One Group Funds other than Institutional Money Market Funds and Funds of Funds shall be at annual rates of the Fund's average daily net assets as follows: twenty one-hundredths of one percent (.20%) of amounts included in that portion of the aggregate daily net assets of all One Group Funds other than the Institutional Money Market Funds and the Funds of Funds subject to the Administration Agreement equal to or less than $1,500,000,000; eighteen one-hundredths of one percent (.18%) of amounts included in the portion of the aggregate daily net assets of all One Group Funds other than the Institutional Money Market Funds and the Funds of Funds subject to the Administration Agreement between $1,500,000,000 and $2,000,000,000; and sixteen one-hundredths of one percent (.16%) of amounts included in that portion of the aggregate daily net assets of all One Group Funds other than the Institutional Money Market Funds and the Funds of Funds subject to the Administration Agreement in excess of $2,000,000,000. The fees pertaining to the Fund shall be computed daily in amounts strictly proportionate to the amount of the Fund's average daily net assets as a percentage of the aggregate daily net assets of all One Group Funds other than the Institutional Money Market Funds and the Funds of Funds subject to this Agreement, and shall be paid periodically.

   The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the One Group Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

Distributor

   One Group Dealer Services, Inc., 1111 Polaris Parkway, Columbus, Ohio ("ONE GROUP DEALER SERVICES" or the "DISTRIBUTOR"), serves as distributor to the Fund and the other series of the Trust pursuant to a Distribution Agreement dated as of April 1, 2002. One Group Dealer Services is an affiliate of Banc One Investment Advisors and an indirect wholly-owned subsidiary of Bank One Corporation. Unless otherwise terminated, the Distribution Agreement will continue in effect until November 30, 2004 and will continue thereafter for successive one-year terms if approved at least annually by: (a) the vote of a majority of those members of the Trust's Board of Trustees who are not parties to this Agreement or interested persons of any such party, cast in person at a meeting for the purpose of voting on such approval and (b) the vote of the Trust's Board of Trustees or the vote of a majority of the outstanding voting securities of such Fund. The Distribution Agreement may be terminated without penalty on not less than 60 days prior written notice, by the Trust's Board of Trustees, by vote of majority of the outstanding voting securities of the Trust or by the Distributor. The Distribution Agreement may also be terminated in the event of its assignment, as defined in the 1940 Act. One Group Dealer Services is a broker-dealer registered with the SEC, and is a member of the National Association of Securities Dealers, Inc.

Distribution Plan

   The Distribution and Shareholder Services Plan with respect to Class A and Service Class Shares was amended and restated on August 14, 2003. The Distribution and Shareholder Services Plan with respect to Class B Shares and Class C Shares was amended and restated on August 14, 2003 (together with the Distribution Plan with respect to Class A and Service Class Shares, the "DISTRIBUTION PLANS"). Both Distribution and Shareholder Services Plans were approved by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interests in the Distributions Plans.

   In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plans may be terminated with respect to the Class A Shares, Class B Shares, Class C Shares or Service Class Shares of any One Group Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A Shares, Class B Shares, Class C Shares or Service Class Shares, respectively, of that One Group Fund. The Distribution Plans may be amended by vote of the Trust's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plans that would materially increase the distribution fee with respect to the Class A Shares, Class B Shares, Class C Shares or Service Class Shares of a One Group Fund requires the approval of that Fund's Class A, Class B, Class C or Service Class shareholders, respectively. The Trust's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plans (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plans) indicating the purposes for which such expenditures were made.

Cash Compensation to Shareholder Servicing Agents of One Group Mutual Funds

   One Group Dealer Services and Banc One Investment Advisors compensate Shareholder Servicing Agents who sell Shares of the Fund. Compensation comes from sales charges, 12b-1 fees and payments by One Group Dealer Services and Banc One Investment Advisors from their own resources. One Group Dealer Services may, on occasion, pay Shareholder Servicing Agents the entire front-end sales charge applicable to Fund Shares sold by such Shareholder Servicing Agents.

   Occasionally, One Group Dealer Services and Banc One Investment Advisors, at their own expense and out of their legitimate profits, will provide cash incentives to Shareholder Servicing Agents. Additional cash incentives may also be paid by other affiliates of Banc One Investment Advisors from time to time. Those additional cash incentives are payments over and above the sales charges (including 12b-1 fees) and service fees paid by the Fund. These additional cash payments are generally made to Shareholder Servicing Agents that provide shareholder servicing, marketing support, and/or access to sales meetings, sales representatives and Shareholder Servicing Agent management representatives. Cash compensation may also be paid to Shareholder Servicing Agents for inclusion of the Fund or other One Group Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Shareholder Servicing Agent provides shareholder services to Fund shareholders. Banc One Investment Advisors and the Distributor may also pay cash compensation in the form of finder's fees that vary depending on the One Group Fund and the dollar amount of Shares sold. In addition, the Distributor may on occasion pay Shareholder Servicing Agents the entire front-end sales charge applicable to Fund Shares sold by the Shareholder Servicing Agent or an additional commission on the sale of Fund Shares subject to a CDSC.

   Revenue Sharing Arrangements with Financial Institutions. Currently Banc One Investment Advisors and One Group Dealer Services have revenue sharing arrangements with approximately 40 broker-dealers and other Shareholder Servicing Agents ("financial institutions"). Banc One Investment Advisors also has revenue sharing arrangements with various affiliates of Bank One Corporation, such as Banc One Capital Markets, Bank One Trust Company, N.A., Bank One, N.A. (Chicago), Bank One, N.A. (Ohio) and Banc One Securities Corporation.

   Revenue sharing payments to financial institutions are usually structured in one of three ways: (i) basis point payments on gross sales; (ii) basis point payments on net assets; and/or (iii) fixed dollar amount payments. During the fiscal year ended June 30, 2003, Banc One Investment Advisors and One Group Dealer Services paid approximately $5.4 million pursuant to their revenue sharing arrangements.

   Wrap Accounts. One Group Mutual Funds is included as an investment option in wrap accounts, asset allocation accounts, "fund supermarkets" and other similar arrangements. Brokers operating such arrangements are compensated under the Trust's 12b-1 Plans. On occasion, the fees charged by such brokers exceed the amount of the 12b-1 fee approved under the Plans. As a result, Banc One Investment Advisors Corporation and One Group Dealer Services pay the difference out of their bona fide profits. The amount of these payments is reflected above.

   Shareholder Servicing Agents who sell over $1 million of Class A Shares of the Strategic Small Cap Value Fund receive a 1% finder's fee. For sales over $5 million to $10 million, such Shareholder Servicing Agent receive an additional 50 basis points finder's fee. For sales over $10 million, such Shareholder Servicing Agent receive a further 25 basis points finder's fee.

   Finder's Fees for 401(k)/Defined Contribution Plans. One Group Dealer Services pays a finder's fee to Shareholder Servicing Agents on purchases of $1,000,000 or more of Class A Shares sold to qualified retirement plans (each, a "PLAN"). The amount of the finder's fees is 1000 basis points on gross purchases.

   One Group Dealer Services reserves the right to alter or change the finders' fee policy on these Plans at any time at its own discretion. If a Plan redeems all of the Shares for which a finder's fee has been paid within 12 months of the purchase date, One Group Dealer Services will reclaim the finder's fee paid to the Shareholder Servicing Agent rather than charge a CDSC to the Plan.

   During the fiscal year ended June 30, 2003, Banc One Investment Advisor and One Group Dealer Services paid approximately $2.8 million in finder's fees in connection with other One Group Funds of the Trust.

Custodian, Transfer Agent, and Dividend Disbursing Agent

   Cash and securities owned by the One Group Funds are held by State Street Bank and Trust Company, P.O. Box 8528, Boston, Massachusetts 02266-8528, ("STATE STREET") as Custodian. State Street serves as the Fund's custodian pursuant to a Custodian Agreement with the Trust (the "CUSTODIAN AGREEMENT"). Under the Custodian Agreement, State Street:

     (i) maintains a separate account or accounts in the name of each One Group Fund;

    (ii) makes receipts and disbursements of money on behalf of each One Group Fund;

   (iii) collects and receives all income and other payments and distributions on account of the One Group Funds' portfolio securities;

    (iv) responds to correspondence from security brokers and others relating to its duties; and

     (v) makes periodic reports to the Trust's Board of Trustees concerning the Trust's operations. State Street may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Trust, provided that State Street shall remain liable for the performance of all of its duties under the Custodian Agreement.

   Rules adopted under the 1940 Act permit the Trust to maintain its securities and cash in the custody of certain eligible banks and securities depositories.

   State Street serves as Transfer Agent and Dividend Disbursing Agent for each One Group Fund pursuant to Transfer Agency Agreements with the Trust (the "TRANSFER AGENCY AGREEMENT"). Under the Transfer Agency Agreements, State Street has agreed:

     (i) to issue and redeem Shares of the Trust;

    (ii) to address and mail all communications by the Trust to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy material for its meetings of shareholders;

   (iii) to respond to correspondence or inquiries by shareholders and others relating to its duties;

    (iv) to maintain shareholder accounts and certain sub-accounts; and

     (v) to make periodic reports to the Trust's Board of Trustees concerning the Trust's operations.

The Subcustodian

   Bank One Trust Company, N.A. (the "SUBCUSTODIAN") serves as Subcustodian in connection with the Trust's securities lending activities for domestic securities, pursuant to a Subcustodian Agreement between the Trust, State Street and the Subcustodian and a Securities Lending Agreement between the Trust, Banc One Investment Advisors, and the Subcustodian. The Subcustodian serves as Subcustodian in connection with the Trust's securities lending activities for international securities, pursuant to a Subcustodian Agreement between the Trust, State Street and the Subcustodian and a Securities Lending Agreement between the Trust, Banc One Investment Advisors, and the Subcustodian. The Subcustodian is an indirect subsidiary of Bank One Corporation and an affiliate of Banc One Investment Advisors. The Subcustodian is entitled to a fee from the Trust under the agreements, which is calculated on an annual basis and accrued daily, equal to:

Domestic Fee

  . .05% of the value of collateral received from the borrower for each securities loan of U.S. government and agency securities; and

  . .10% of the value of collateral received from the borrower for each loan of equities and corporate bonds.

International Fee

  . .15% of the value received from the borrower for each loan of foreign securities.

Experts

   PricewaterhouseCoopers LLP, 1 North Wacker Drive, Chicago, Illinois 60606, are independent public auditors to the Trust and audit the financial statements of the series of the Trust.

   The law firm of Ropes & Gray LLP ("ROPES & GRAY"), One Metro Center, 700 12th Street, N.W., Suite 900, Washington, D.C. 20005-3948 is counsel to the Trust. Ropes & Gray is also independent legal counsel to the disinterested trustees. Ropes & Gray has not represented Banc One Investment Advisors, One Group Dealer Services, Inc., or One Group Administrative Services, Inc. during the last two fiscal years. The disinterested trustees have determined that any representation by Ropes & Gray of any other subsidiaries or affiliates of Bank One Corporation was sufficiently limited that it was unlikely to adversely affect Ropes & Gray's professional judgement.

                            ADDITIONAL INFORMATION

Proxy Voting Policies and Procedures

   The Trust has delegated the authority to vote proxies on behalf of the One Group Funds that own voting securities to Banc One Investment Advisors. With respect to the High Yield Bond Fund (another series of the Trust) and that portion of the Income Bond Fund (another series of the Trust) sub-advised by Banc One High Yield Partners, an affiliate of the Adviser, the Trust has authorized Banc One Investment Advisors to delegate proxy voting authority to Banc One High Yield Partners subject to supervision by Banc One Investment Advisors. Banc One Investment Advisors' and Banc One High Yield Partners' Proxy Voting Policy and Procedures are attached to this Statement of Additional Information as Appendix B (the "PROXY VOTING POLICY").

   With respect to voting securities held in the One Group Funds, the Advisor is required to vote in the best interest of the One Group Funds without regard to conflicts of interest. The Advisor has retained an independent company to provide various proxy voting services including development of a proxy voting policy for both domestic and international securities, vote recommendations, and acting as the Advisor's agent to vote proxies in accordance with the Proxy Voting Policy.

   The Advisor has adopted a variety of methods to ensure that proxy votes are not affected by conflicts of interest. In cases where the Advisor votes securities in accordance with its predetermined policy or based upon the recommendations of the independent service, the vote is insulated from potential conflicts of interests that the Advisor may have. In the event that the independent services does not provide a recommendation or the Advisor determines that it is in the Fund's best interest to vote securities contrary to the independent service's recommendation, the potential for a conflict of interest arises. In such a case, Banc One Investment Advisors will determine if any "material conflicts of interest" exist. In the event that Banc One Investment Advisors determines that there is a material conflict of interest with respect to a security held in the Fund, Banc One Investment Advisors will disclose the nature of the conflict and its recommendation to the Special Proxy Voting Committee of the Board of Trustees.

   Under the Special Proxy Voting Committee's Charter, the Committee will consider and determine how to vote on behalf of the applicable One Group Fund with respect to specific votes referred by the Advisor. In discharging its duties, the Committee will consider only the best interests of the One Group Fund's shareholders, as represented by actions believed in good faith to maximize the value of the concern whose shares are being voted. To carry out its purpose, the Committee shall have the power to retain independent fiduciaries, consultants or professionals at the expense of the appropriate Fund and/or delegate voting powers to such fiduciaries, consultants, or professionals.

   "Material conflicts of interest" are defined as non-routine relationship between the issuer and Banc One Investment Advisors, Banc One High Yield Partners or their affiliates, where the Advisor has actual knowledge that could affect the Advisor's judgment in voting securities in the applicable One Group Fund's best interest. Material conflicts may arise, for example, when Banc One Investment Advisors or an affiliate serves as investment adviser or fiduciary for the issuer or when an affiliate has a significant relationship with the issuer.

Description of Shares

   The Trust is a Massachusetts business trust. The Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on May 23, 1985 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust's Declaration of Trust authorizes the Board of Trustees to establish one or more series of Shares of the Trust, and to classify or reclassify any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion, or other rights, restrictions, or limitations as to dividends, conditions of redemption, qualifications, or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of the Trust. The Trust presently includes 53 series of Shares, which represent interests in the following:

1.  The Prime Money Market Fund;
2.  The U.S. Treasury Securities Money Market Fund;
3.  The Municipal Money Market Fund;
4.  The Ohio Municipal Money Market Fund;
5.  The Equity Income Fund;

6.  The Mid Cap Value Fund;
7.  The Mid Cap Growth Fund;
8.  The Diversified Equity Fund;
9.  The Small Cap Growth Fund;
10. The Large Cap Value Fund;
11. The Large Cap Growth Fund;
12. The International Equity Index Fund;
13. The Equity Index Fund;
14. The Balanced Fund;
15. The Technology Fund;
16. The Income Bond Fund;
17. The Short-Term Bond Fund;
18. The Intermediate Bond Fund;
19. The Government Bond Fund;
20. The Ultra Short-Term Bond Fund;
21. The High Yield Bond Fund;
22. The Investor Growth Fund;
23. The Investor Growth & Income Fund;
24. The Investor Conservative Growth Fund;
25. The Investor Balanced Fund;
26. The Municipal Income Fund;
27. The Intermediate Tax-Free Bond Fund;
28. The Ohio Municipal Bond Fund;
29. The West Virginia Municipal Bond Fund;
30. The Kentucky Municipal Bond Fund;
31. The Louisiana Municipal Bond Fund;
32. The Arizona Municipal Bond Fund;
33. The Treasury Only Money Market Fund;
34. The Government Money Market Fund;
35. The Institutional Prime Money Market Fund;
36. The Treasury & Agency Fund;
37. The Small Cap Value Fund;
38. The Diversified Mid Cap Fund;
39. The Diversified International Fund;
40. The Market Expansion Index Fund;
41. The Bond Fund;
42. The Short-Term Municipal Bond Fund;
43. The Tax-Free Bond Fund;
44. The Michigan Municipal Bond Fund;
45. The Michigan Municipal Money Market Fund;
46. The U.S. Government Securities Money Market Fund;
47. The Mortgage-Backed Securities Fund;
48. The Health Sciences Fund;
49. The Market Neutral Fund;
50. The Institutional Tax-Free Money Market Fund;
51. The Institutional Prime Plus Money Market Fund;
52. The Real Estate Fund; and
53. The Strategic Small Cap Value Fund.

   Generally, the One Group Funds of the Trust (other than the Institutional Money Market Funds and the Money Market Funds) offer Shares in four separate classes: Class I Shares, Class A Shares, Class B and Class C1 Shares. The Institutional Money Market Funds may offer Class S Shares and Administrative Class Shares. Certain of the Money Market Funds offer Service Class Shares. Please read the relevant Prospectuses for the Fund for more details.

1. Class C Shares are currently not available for purchase in all One Group Funds of the Trust.

   Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Fund's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shares of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective One Group Funds, of any general assets not belonging to any particular One Group Fund which are available for distribution.

   Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each One Group Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a One Group Fund will be required in connection with a matter, a One Group Fund will be deemed to be affected by a matter unless it is clear that the interests of each One Group Fund in the matter are identical, or that the matter does not affect any interest of the One Group Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a One Group Fund only if approved by a majority of the outstanding Shares of such One Group Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

   Class A Shares, Class B Shares, Class C Shares and Class I Shares of the Fund each have exclusive voting rights with respect to matters pertaining to the Fund's Distribution Plans applicable to those classes.

Special Note Regarding Purchase Limit on Class B Shares

   Individual investments in Class B Shares are limited to no more than $99,999. However, two or more purchases which are each under $99,999 but which cumulatively amount to an investment of more than $99,999 are not automatically detected, including Shares purchased through a systematic investment plan. Purchases in multiple One Group Funds and purchases in multiple accounts in the same One Group Fund are not automatically aggregated. You should carefully consider whether two or more purchases (whether in multiple accounts in the same One Group Fund or in multiple different One Group Funds) totaling $100,000 or more are suitable in light of your own circumstances. It is your responsibility to inform your Shareholder Servicing Agent or One Group of any and all accounts that may be linked together for the purposes of determining whether the application of the Right of Accumulation or the use of a Letter of Intent would make Class A Shares a more suitable investment than Class B Shares.

Shareholder and Trustee Liability

   Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the obligations of the Trust, and that every written agreement, obligation, instrument, or undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

   The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

Quarterly Portfolio Holdings Disclosure

   No sooner than thirty days after the end of each quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of the preceding quarter. You may view the Fund's schedule of portfolio holdings for the most recently completed quarter online at www.onegroup.com or request a hard copy at no charge by calling (800) 480-4111.

Miscellaneous

   The Trust is not required to hold a meeting of shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 20% of the outstanding Shares of the Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

   As used in the Trust's Prospectuses and in this Statement of Additional Information, "assets belonging to the Fund" means the consideration received by the Trust upon the issuance or sale of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular One Group Fund that are allocated to the Fund by the Trust's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular One Group Funds will be the relative net asset values of the respective One Group Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that One Group Fund, and with a share of the general liabilities and expenses of the Trust not readily identified as belonging to a particular One Group Fund that are allocated to that One Group Fund in proportion to the relative net asset values of the respective One Group Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular One Group Funds will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular One Group Fund are conclusive. As used in the Fund's Prospectuses and in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Trust, a particular One Group Fund, or a particular class of Shares of a One Group Fund, means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Trust, such One Group Fund, or such class of Shares of such One Group Fund, or (b) 67% or more of the Shares of the Trust, such One Group Fund, or such class of Shares of such One Group Fund present at a meeting at which the holders of more than 50% of the outstanding Shares of the Trust, such One Group Fund, or such class of Shares of such One Group Fund are represented in person or by proxy.

   The Trust is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Trust.

   The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

   The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any State in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information.

   The Prospectuses and this Statement of Additional Information offer only Shares of the Strategic Small Cap Value Fund.

   As a group, the Trustees and Officers of the Trust owned less than 1% of the Shares of any class of any One Group Fund of the Trust except for the Health Sciences Fund where John Finn and Julius Pallone beneficially own more than 25% of the Class I Shares through the One Group Deferred Compensation Plan.

Financial Statements

   Because, as of the date of this Statement of Additional Information, the Strategic Small Cap Value Fund is a series without assets or operating history, there are no financial statements for the Fund.

                      APPENDIX A--DESCRIPTION OF RATINGS

   The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

   Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

Standard & Poor's Rating Service ("S&P")

A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

A-3 Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B   Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C   Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D   In payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Ratings ("Fitch")

F1  HIGHEST CREDIT QUALITY.  Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2  GOOD CREDIT QUALITY.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  FAIR CREDIT QUALITY.  The capacity for timely payment of financial commitments is adequate; however, near-
    term adverse changes could result in a reduction to non-investment grade.

B   SPECULATIVE.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C   HIGH DEFAULT RISK.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D   DEFAULT.  Denotes actual or imminent payment default.

--------

 "+" or "-" may be appended to 'F-1' rating to denote relative status within the 'F1' rating category.

 'NR'       indicates that Fitch does not rate the issuer or issue in question.

 Moody's Investors Service, Inc. ("Moody's")

 Prime-1 Superior ability for repayment, often evidenced by such characteristics as: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

 Prime-2 Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.
            Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

 Prime-3 Acceptable capacity for repayment. The effect of industry characteristics and market compositions may be more pronounced.
            Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

 Not Prime  Does not fall within any of the Prime rating categories.

 Dominion Bond Rating Service Limited ("Dominion")

 R-1        Prime Credit Quality

 R-2        Adequate Credit Quality

 R-3        Speculative

   All three Dominion rating categories for short term debt use "high", "middle" or "low" as subset grades to designate the relative standing of the credit within a particular rating category. The following comments provide separate definitions for the three grades in the Prime Credit Quality area.

 R-1 (high)   Short term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity
              positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1
              (high)" rating are normally leaders in structurally sound
              industry segments with proven track records, sustainable
              positive future results and no substantial qualifying negative factors. Given the extremely tough definition which Dominion has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

 R-1 (middle) Short term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which Dominion has for the "R-1
              (high)" category (which few companies are able to achieve), entities rated "R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

 R-1 (low)    Short term debt rated "R-1" (low) is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of
              sufficient size to have some influence in its industry.


 R-2 (high);   Short term debt rated "R-2" is of adequate credit quality and
 R-2 (middle); within the three subset grades, debt protection ranges from
 R-2 (low)     having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are
               considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and
               future, may be less favorable, earnings not as stabled, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

 R-3 (high);   Short term debt rated "R-3" is speculative, and within the
 R-3 (middle); three subset grades, the capacity for timely payment ranges
 R-3 (low)     from mildly speculative to doubtful. "R-3" credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature,
               companies with "R-3" ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall
               profitability of the entity is also likely to be low. The
               industry environment may be weak, and strong negative
               qualifying factors are also likely to be present.

                          DESCRIPTION OF BANK RATINGS

Moody's

   These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.

  A These banks possess superior intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very predictable and stable operating environment.

  B These banks possess strong intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises, good financial fundamentals, and a predictable and stable operating environment.

  C These banks possess adequate intrinsic financial strength. Typically, they will be institutions with more limited but still valuable and defensible business franchises. These banks will display either acceptable financial fundamentals within a predictable and stable operating environment, or good financial fundamentals within a less predictable and stable operating environment.

  D Banks rated D display modest intrinsic financial strength, potentially requiring some outside support at times. Such institutions may be limited by one or more of the following factors; a weak business franchise; financial fundamentals that are deficient in one or more respects; or an unpredictable and unstable operating environment.

  E Banks rated E display very modest intrinsic financial strength, with a higher likelihood of periodic outside support or an eventual need for outside assistance. Such institutions may be limited by one or more of the following factors: a weak and limited business franchise;
      financial fundamentals that are materially deficient in one or more respects; or a highly unpredictable or unstable operating environment.

   Where appropriate, a "+" modifier will be appended to ratings below the "A" category and a "-" modifier will be appended to ratings above the "E" category to distinguish those banks that fall in intermediate categories.

                          DESCRIPTION OF BOND RATINGS

S&P

  Corporate and Municipal Bond Ratings

  Investment Grade

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA  Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only to a small degree.

A   Debt rated A has a strong capacity to pay interest and repay principal; it is somewhat more susceptible, however, to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to impair the obligor's capacity to pay interest and repay principal for debt in this category in higher-rated categories.

  Speculative Grade

   Debt rated BB, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB  Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B   Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

    The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or
    BB- rating.

CCC Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The
    CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC  The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C   The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC-
    debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1  The rating C1 is reserved for income bonds on which no interest is being paid.

D   Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of bankruptcy petition if debt service payments are jeopardized.

Plus(+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.


                                N.R. Not rated.

   Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Moody's

  Long-Term Ratings: Bonds and Preferred Stock

  Investment Grade

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.

Aa  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A   Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-
    grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Non-Investment Grade

Ba  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.
    The protection of interest and principal payments may be no more than moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B   Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C   Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment.

   Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

  Corporate Short-Term Debt Ratings

   Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

   Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.
        Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Fitch

  Investment Grade

AAA HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.


A   HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

  Speculative Grade

BB  SPECULATIVE. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B    HIGHLY SPECULATIVE. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met: however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant
CC,  upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind
C    appears probable. 'C' ratings signal imminent default.

DDD, DEFAULT. The ratings of obligations in this category are based on their prospects for achieving partial or full
DD,  recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative
D    and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90% and 'D' the lowest recovery potential, i.e., below 50%.

Dominion

  Bond and Long-Term Debt Rating Scale

AAA Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which
    Dominion has established for this category, few entities are able to achieve a AAA rating.

AA  Bonds rate "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which Dominion has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

A   Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

BBB Bonds rated "BBB" are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.


BB   Bonds rated "BB" are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

B    Bonds rated "B" are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC/ Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal.
CC/C The degree of adverse elements present is more severe than bonds rated "B", Bonds rated below "B" often have characteristics which, if not remedied, may lead to default. In practice, there is little difference between the "C" to
     "CCC" categories, with "CC" and "C" normally used to lower ranking debt of companies where the senior debt is rated in the "CCC" to "B" range.

D    This category indicates Bonds in default of either interest or principal.

("high," "low") grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that "high" and "low" grades are not used for the AAA category.

                       DESCRIPTION OF INSURANCE RATINGS
Moody's

  Insurance Financial Strength Ratings

   These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

Aaa Insurance companies rated in this category offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa  These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A   Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Insurance companies rated in this category offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba  Insurance companies rated in this category offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B   Insurance companies rated in this category offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa Insurance companies rated in this category offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca  Insurance companies rated in this category offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.


C   Insurance companies rated in this category are the lowest rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.


  Short-Term Insurance Financial Strength Ratings

   These ratings represents Moody's opinions of the ability of the insurance company to repay punctually its short-term senior policyholder claims and obligations. The ratings apply to senior policyholder obligations that mature or are payable within one year or less.

   Specific obligations are considered unrated unless individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company.

P-1 Insurers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term policyholder claims and obligations.

P-2 Insurers (or supporting institutions) rated Prime-2 have a strong ability for repayment of senior short-term policyholder claims and obligations.

P-3 Insurers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term policyholder claims and obligations.

NP  Insurers (or supporting institutions) rated Not Prime (NP) do not fall within any of the Prime rating categories.

S&P

   An insurer rated "BBB" or higher is regarded as having financial security characteristics that outweigh any vulnerabilities, and is highly likely to have the ability to meet financial commitments.

AAA Extremely Strong financial security characteristics. "AAA" is the highest Insurer Financial Strength Rating assigned by Standard & Poor's.

AA  Very Strong financial security characteristics, differing only slightly from those rated higher.

A   Strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

BBB Good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher rated insurers.

   An insurer rated "BB" or lower is regarded as having vulnerable characteristics that may outweigh its strengths. "BB" indicates the least degree of vulnerability within the range; "CC" the highest.

BB  Marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

B   Weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

CCC Very Weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.

CC  Extremely Weak financial security characteristics and is likely not to meet some of its financial commitments.


R   An insurer rated R is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision, the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. The rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

NR  Not Rated, which implies no opinion about the insurer's financial security.

Plus (+) or minus (-) Following ratings from "AA" to "CCC" show relative standing within the major rating categories.

Fitch

  Insurer Financial Strength Ratings

   A Fitch insurer financial strength rating ("IFS rating") provides an assessment of the financial strength of an insurance organization, and its capacity to meet senior obligations to policyholders and contractholders on a timely basis. The IFS rating is assigned to the insurance organization itself, and no liabilities or obligations of the insurer are specifically rated unless otherwise stated (for example, Fitch may separately rate the debt obligations of an insurer). The IFS rating can be assigned to insurance and reinsurance companies in all insurance sectors, including the life & health, property & casualty, mortgage, financial guaranty and title insurance sectors, as well as managed care companies such as health maintenance organizations.

   The IFS rating uses the same ratings scale and symbols used by Fitch for its international ratings of long-term debt obligations and issuers. However, the definitions associated with the ratings reflect the unique aspects of the IFS rating within an insurance industry context. Ratings in the 'AA' through 'CCC' categories may be amended with a plus or minus sign to show relative standing within the major rating category. Ratings of 'BBB-' and higher are considered to be "Secure", and those of 'BB+' and lower are considered to be "Vulnerable".

AAA  EXCEPTIONALLY STRONG. Companies assigned this highest rating are viewed as possessing exceptionally strong capacity to meet policyholder and contract obligations. For such companies, risk factors are minimal and the impact of any adverse business and economic factors is expected to be extremely small.

AA   VERY STRONG. Companies are viewed as possessing very strong capacity to meet policyholder and contract obligations. Risk factors are modest, and the impact of any adverse business and economic factors is expected to be very small.

A    STRONG. Companies are viewed as possessing strong capacity to meet policyholder and contract obligations.
     Risk factors are moderate, and the impact of any adverse business and economic factors is expected to be small.

BBB  GOOD. Companies are viewed as possessing good capacity to meet policyholder and contract obligations. Risk factors are somewhat high, and the impact of any adverse business and economic factors is expected to be material, yet manageable.

BB   Moderately Weak. Companies are viewed as moderately weak with an uncertain capacity to meet policyholder and contract obligations. Though positive factors are present, overall risk factors are high, and the impact of any adverse business and economic factors is expected to be significant.

B    Weak. Companies are viewed as weak with a poor capacity to meet policyholder and contract obligations. Risk factors are very high, and the impact of any adverse business and economic factors is expected to be very significant.

CCC, Very Weak. Companies rated in any of these three categories are viewed as very weak with a very poor capacity
CC,  to meet policyholder and contract obligations. Risk factors are extremely high, and the impact of any adverse
C    business and economic factors is expected to be insurmountable. A 'CC' rating indicates that some form of insolvency or liquidity impairment appears probable. A 'C' rating signals that insolvency or a liquidity impairment appears imminent.


DDD, Distressed. These ratings are assigned to companies that have either failed to make payments on their obligations
DD,  in a timely manner, are deemed to be insolvent, or have been subjected to some form of regulatory intervention.
D    Within the 'DDD'-'D' range, those companies rated 'DDD' have the highest prospects for resumption of business operations or, if liquidated or wound down, of having a vast majority of their obligations to policyholders and contractholders ultimately paid off, though on a delayed basis (with recoveries expected in the range of 90-100%). Those rated 'DD' show a much lower likelihood of ultimately paying off material amounts of their obligations in a liquidation or wind down scenario (in a range of 50-90%). Those rated 'D' are ultimately expected to have very limited liquid assets available to fund obligations, and therefore any ultimate payoffs would be quite modest (at under 50%).

  Short-Term Insurer Financial Strength Ratings

   Fitch will only assign a ST-IFS rating to insurers that also have been assigned an IFS rating. Currently, ST-IFS ratings are used primarily by U.S. life insurance companies that sell short-term funding agreements.

   The ST-IFS rating uses the same international ratings scale used by Fitch for short-term debt and issuer ratings. Ratings of 'F1', 'F2' and 'F3' are considered to be "Secure", while those of 'B' and below are viewed as "Vulnerable".

F1  STRONG. Insurers are viewed as having a strong capacity to meet their near-term obligations. When an insurer rated in this rating category is designated with a (+) sign, it is viewed as having a very strong capacity to meet near-term obligations.

F2  MODERATELY STRONG. Insurers are viewed as having a moderately strong capacity to meet their near-term obligations.

F3  MODERATE. Insurers are viewed as having a moderate capacity to meet their near-term obligations, and a near-term adverse change in business or economic factors would likely move the insurer to a 'vulnerable' rating category.

B   WEAK. Insurers are viewed as having a weak capacity to meet their near-term obligations.

C   VERY WEAK. Insurers are viewed as having a very weak capacity to meet their near-term obligations.

D   DISTRESSED. Insurers have either been unable to meet near-term obligations, or the failure to meet such obligations is imminent.

               DESCRIPTION OF SHORT-TERM MUNICIPAL BOND RATINGS

Moody's

   Moody's ratings for short-term municipal obligations are designated "Moody's Investment Grade ("MIG") or "Variable Moody's Investment Grade" ("VMIG"), in the case of variable rate demand obligations (VRDOs). For VRDOs, a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features. Those short-term obligations that are of speculative quality are designated SG.

MIG1/VMIG1 Superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG2/VMIG2 Strong credit quality. Margins of protection are ample although not so large as in the preceding group.


MIG3/VMIG3 Acceptable credit quality. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

SG         Speculative quality. Debt instruments in this category lack margins of protection.

S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

SP-3 Speculative capacity to pay principal and interest.

                    DESCRIPTION OF PREFERRED STOCK RATINGS

Moody's

aaa Top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa  High-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a   Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa"
    classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba  Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b   Lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca  Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c   Lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Dominion

  Preferred Share Rating Scale

Pfd-1 Preferred shares rated "Pfd-1" are of superior credit quality, and are supported by entities with strong earnings and balance sheet characteristics. "Pfd-1" generally corresponds with companies whose senior bonds are rated in the
      "AAA" or "AA" categories. As is the case with all rating categories, the relationship between senior debt ratings and preferred share ratings should be understood as one where the senior debt rating effectively sets a ceiling for the preferred shares issued by the entity. However, there are cases where the preferred share rating could be lower than the normal relationship with the issuer's senior debt rating.

Pfd-2 Preferred shares rated "Pfd-2" are of satisfactory credit quality. Protection of dividends and principal is still substantial, but earnings, the balance sheet, and coverage ratios are not as strong as Pfd-1 rated companies. Generally,
      "Pfd-2" ratings correspond with companies whose senior bonds are rated in the "A" category.

Pfd-3 Preferred shares rated "Pfd-3" are of adequate credit quality. While protection of dividends and principal is still considered acceptable, the issuing entity is more susceptible to adverse changes in financial and economic conditions, and there may be other adversities present which detract from debt protection. "Pfd-3" ratings generally correspond with companies whose senior bonds are rated in the higher end of the "BBB" category.

Pfd-4 Preferred shares rated "Pfd-4" are speculative, where the degree of protection afforded to dividends and principal is uncertain, particularly during periods of economic adversity. Companies with preferred shares rated "Pfd-4" generally coincide with entities that have senior bond ratings ranging from the lower end of the "BBB" category through the
      "BB" category.

Pfd-5 Preferred shares rated "Pfd-5" are highly speculative and the ability of the entity to maintain timely dividend and principal payments in the future is highly uncertain. The "Pfd-5" rating generally coincides with companies with senior bond ratings of "B" or lower. Preferred shares rated "Pfd-5" often have characteristics which, if not remedied, may lead to default.

"D"   This category indicates preferred shares that are in arrears of paying either dividends or principal.

("high", "low") grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicate a rating that is essentially in the middle of the category. In order to alert subscribers to the fact that in a default situation there is a potentially higher risk of loss with a non-cumulative security, Dominion uses the "n" designation. This method essentially alerts subscribers to the potential risk that would arise in a default scenario without penalizing the base rating, where the key focus is to measure credit risk and the likelihood of default. Dominion has chosen to provide the same type of alert for hybrid instruments using the "y" designation.

              APPENDIX B--3.15 PROXY VOTING POLICY AND PROCEDURES

 Banc One Investment Advisors Corporation & Banc One High Yield Partners, LLC /
                                                              Compliance Manual
--------------------------------------------------------------------------------

   Under Rule 206 (4) of the Investment Advisers Act of 1940, any adviser that exercises voting authority with respect to client securities must adopt proxy voting policies and procedures. Banc One Investment Advisors Corporation ("BOIA") and Banc One High Yield Partners, LLC ("BOHYP") (collectively "the Firms") both exercise proxy voting authority for advised or sub-advised client accounts, including separately managed accounts and registered investment companies. In addition, the Firms provide proxy voting recommendations to affiliate trust and agency accounts. The Firms have adopted the following Proxy Voting Policy and Procedures to ensure that client proxies are voted in the best interest of the clients' accounts and are not affected by any material conflicts of interest within the Firms.

   With respect to securities held in client accounts, the Firms shall vote in the best interest of clients without regard to the Firms' interest. The Firms have contracted with an independent proxy voting service ("independent service") and other independent service providers to provide various services. These services include development of a predetermined proxy voting policy for both domestic and international securities, vote recommendations and voting of proxies for the Firms' client accounts.

   The Firms have adopted a variety of methods to ensure that proxy votes are not affected by conflicts of interest. In cases where the Firms vote securities in accordance with their predetermined policy and/or based upon the recommendations of the independent service, the vote is insulated from potential conflicts of interest that the Firms may have. The independent service maintains its own conflict of interest policy. The independent service retains an independent third party service to provide vote recommendations where the independent service determines under that policy that it has a material conflict of interest. Only in those instances when the independent service does not provide a recommendation, or when the Firms determine that it is in the best interest of clients to vote securities contrary to the independent service's recommendation, does the potential for a conflict arise.

   Conflicts of interest may arise when the Firms or an affiliate has a relationship with an issuer (e.g. a routine relationship such as a checking account) whether the Firms have knowledge of the relationship or not. For purposes of the policy a "material conflict of interest" is defined as a non-routine relationship between the issuer of a security and the Firms or an affiliate of which the Firms have actual knowledge that may affect the Firms' judgment in voting securities in the best interest of client accounts. Material conflicts may arise when the Firms or an affiliate serves as investment advisor or fiduciary for the issuer or when an affiliate has a significant relationship with the issuer.

   In instances where the independent service does not provide a vote recommendation or the Firms have determined that it is not in the best interest of their clients to follow the vote recommendation of the independent service, the CIO of Equity Securities or Fixed Income Securities, as applicable, must approve any recommendations for votes. In the event that the Firms determine that there is a material conflict of interest with respect to the proxy vote, the conflict of interest and the Firms' recommendation must be disclosed to the client and consent or direction must be obtained from the client. All votes which are determined by the Firms either because the independent service does not provide a recommendation or because the Firms have chosen to override the recommendation will be reviewed on a quarterly basis by the Investment Policy Committee for BOIA, the Board of Managers for BOHYP and the Trustees for One Group Mutual Funds and One Group Investment Trust. In addition, Banc One Investment Advisors will provide information regarding any proxies for which the independent service identifies that it has a relationship with the issuer. The Proxy Voting Coordinator ("PVC") is responsible for maintaining the documentation regarding any vote recommendations or vote overrides.

   The Firms will, at all times, make a best effort to vote all proxies in the best interest of shareholders. However, there may be some instances in which the Firms will choose not to vote or may not be able to vote a proxy. Issues that may affect proxies for international securities include: extraordinary requirements such as share blocking, the requirement to vote the security in person or countries which are not covered by the predetermined process of the independent service provider.

   Clients of the Firms may contact the Firms to obtain a copy of the proxy voting policy. In addition, clients may contact the Firms for information on how the proxies for the securities in their portfolio were voted.

   This policy will be reviewed and approved on an annual basis by the Investment Policy Committee of BOIA and the Board of Managers of Banc One High Yield Partners, LLC.

                                                         Amended: February 2004

Domestic Proxy Voting Guidelines Summary

   The following is a concise summary of the independent service's proxy voting policy guidelines which the Firms have adopted.

  .   Auditors

   Vote FOR proposals to ratify auditors, unless any of the following apply:

      . An auditor has a financial interest in or association with the company, and is therefore not independent

      .   Fees for non-audit services are excessive, or

      . There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

  .   Board of Directors

      .   Voting on Director Nominees in Uncontested Elections

   Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

      .   Classification/Declassification of the Board

  .   Vote AGAINST proposals to classify the board.

  . Vote FOR proposals to repeal classified boards and to elect all directors annually.

      .   Independent Chairman (Separate Chairman/CEO)

   Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

      .   Majority of Independent Directors/Establishment of Committees

  . Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by the independent service's definition of independence.

  . Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

  .   Shareholder Rights

      .   Shareholder Ability to Act by Written Consent

  . Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

  . Vote FOR proposals to allow or make easier shareholder action by written consent.

      .   Shareholder Ability to Call Special Meetings

  . Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

  . Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

      .   Supermajority Vote Requirements

  .   Vote AGAINST proposals to require a supermajority shareholder vote.

  .   Vote FOR proposals to lower supermajority vote requirements.

      .   Cumulative Voting

  .   Vote AGAINST proposals to eliminate cumulative voting.

  . Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

      .   Confidential Voting

   Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

   Vote FOR management proposals to adopt confidential voting.

  .   Proxy Contests

      .   Voting for Director Nominees in Contested Elections

   Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

      .   Reimbursing Proxy Solicitation Expenses

   Vote CASE-BY-CASE. Where the independent service recommends in favor of the dissidents, the independent service also recommends voting for reimbursing proxy solicitation expenses.

  .   Poison Pills

   Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

  .   Mergers and Corporate Restructurings

   Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

  .   Reincorporation Proposals

   Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

  .   Capital Structure

      .   Common Stock Authorization

  . Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by the independent service.

  . Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

  . Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

      .   Dual-class Stock

  . Vote AGAINST proposals to create a new class of common stock with superior voting rights.

  . Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

      . It is intended for financing purposes with minimal or no dilution to current shareholders

      . It is not designed to preserve the voting power of an insider or significant shareholder

  .   Executive and Director Compensation

   Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. The independent service's methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, the independent service will value every award type. The independent service will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once the independent service determines the estimated cost of the plan, they compare it to a company-specific dilution cap.

   Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

  .   Management Proposals Seeking Approval to Reprice Options

   Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

      .   Historic trading patterns

      .   Rationale for the repricing

      .   Value-for-value exchange

      .   Option vesting

      .   Term of the option

      .   Exercise price

      .   Participation

  .   Employee Stock Purchase Plans

   Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

   Vote FOR employee stock purchase plans where all of the following apply:

  .   Purchase price is at least 85 percent of fair market value

  .   Offering period is 27 months or less, and

  .   Potential voting power dilution (VPD) is ten percent or less.

   Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

  .   Shareholder Proposals on Compensation

   Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

  .   Social and Environmental Issues

   These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

   In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Global Proxy Voting Guidelines Summary

   Following is a concise summary of general policies for voting global proxies. In addition, the independent service has country- and market-specific policies, which are not captured below.

  .   Financial Results/Director and Auditor Reports

   Vote FOR approval of financial statements and director and auditor reports, unless:

      . there are concerns about the accounts presented or audit procedures used; or

      . the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

  .   Appointment of Auditors and Auditor Compensation

   Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

      . there are serious concerns about the accounts presented or the audit procedures used;

      .   the auditors are being changed without explanation; or

      . nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

   Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

   ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

  .   Appointment of Internal Statutory Auditors

   Vote FOR the appointment or reelection of statutory auditors, unless:

      . there are serious concerns about the statutory reports presented or the audit procedures used;

      . questions exist concerning any of the statutory auditors being appointed; or

      . the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

  .   Allocation of Income

   Vote FOR approval of the allocation of income, unless:

      . the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

      .   the payout is excessive given the company's financial position.

  .   Stock (Scrip) Dividend Alternative

   Vote FOR most stock (scrip) dividend proposals.

   Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

  .   Amendments to Articles of Association

   Vote amendments to the articles of association on a CASE-BY-CASE basis.

  .   Change in Company Fiscal Term

   Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

  .   Lower Disclosure Threshold for Stock Ownership

   Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

  .   Amend Quorum Requirements

   Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

   Vote AGAINST other business when it appears as a voting item.

  .   Director Elections

   Vote FOR management nominees in the election of directors, unless:

      . there are clear concerns about the past performance of the company or the board; or

      .   the board fails to meet minimum corporate governance standards.

   Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

   Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

   Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed)

  .   Director Compensation

   Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

   Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

   Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

   Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

  .   Discharge of Board and Management

   Vote FOR discharge of the board and management, unless:

      . there are serious questions about actions of the board or management for the year in question; or

      .   legal action is being taken against the board by other shareholders.

  .   Director, Officer, and Auditor Indemnification and Liability Provisions

   Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

   Vote AGAINST proposals to indemnify auditors.

  .   Board Structure

   Vote FOR proposals to fix board size.

   Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

   Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

  .   Share Issuance Requests

      .   General Issuances

   Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

   Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

      .   Specific Issuances

   Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

  .   Increases in Authorized Capital

   Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

   Vote FOR specific proposals to increase authorized capital to any amount, unless:

      . the specific purpose of the increase (such as a share-based acquisition or merger) does not meet the independent service's guidelines for the purpose being proposed; or

      . the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

   Vote AGAINST proposals to adopt unlimited capital authorizations.

  .   Reduction of Capital

   Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

   Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

  .   Capital Structures

   Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

   Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

  .   Preferred Stock

   Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

   Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the independent service's guidelines on equity issuance requests.

   Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

   Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

   Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

  .   Debt Issuance Requests

   Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

   Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets the independent service's guidelines on equity issuance requests.

   Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

  .   Pledging of Assets for Debt

   Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

  .   Increase in Borrowing Powers

   Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

  .   Share Repurchase Plans

   Vote FOR share repurchase plans, unless:

      .   clear evidence of past abuse of the authority is available; or

      .   the plan contains no safeguards against selective buybacks.

  .   Reissuance of Shares Repurchased

   Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

  .   Capitalization of Reserves for Bonus Issues/Increase in Par Value

   Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

  .   Reorganizations/Restructurings

   Vote reorganizations and restructurings on a CASE-BY-CASE basis.

  .   Mergers and Acquisitions

   Vote FOR mergers and acquisitions, unless:

      . the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

      . the company's structure following the acquisition or merger does not reflect good corporate governance.

   Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

   ABSTAIN if there is insufficient information available to make an informed voting decision.

  .   Mandatory Takeover Bid Waivers

   Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

  .   Reincorporation Proposals

   Vote reincorporation proposals on a CASE-BY-CASE basis.

  .   Expansion of Business Activities

   Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

  .   Related-Party Transactions

   Vote related-party transactions on a CASE-BY-CASE basis.

  .   Compensation Plans

   Vote compensation plans on a CASE-BY-CASE basis.

  .   Antitakeover Mechanisms

   Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

  .   Shareholder Proposals

   Vote all shareholder proposals on a CASE-BY-CASE basis.

   Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

   Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

TOG-S-SAI-06/04

                             Registration Statement
                          of One Group(R) Mutual Funds
                                  on Form N-1A

PART C

     Item 23. Exhibits

(a) Amended and Restated Declaration of Trust dated as of February 18, 1999 is incorporated by reference to Exhibit (1) to the Registrant's Registration Statement on Form N-1A (filed March 12,
              1999).

(b) Code of Regulations as amended and restated as of October 25, 1990 is incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 39 (filed August 16, 1996) to Registrant's Registration Statement on Form N-1A.

(c)      Rights of Shareholders.

         The following portions of Registrant's Declaration of Trust incorporated as Exhibit (1) hereto, define the rights of shareholders:

     5.1      Shares in the Series or Classes of the Trust.

     A. The Trustees shall have full power and authority, in their sole discretion, without obtaining the prior approval of the Shareholders (either with respect to the Trust as a whole or with respect to any series or classes of the Trust) by vote or otherwise, to establish one or more series of Shares of the Trust. The establishment of any such series shall be effective upon the adoption by a majority of the Trustees then in office of a resolution establishing such series and setting the voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of such series. The beneficial interest in each series of the Trust shall at all times be divided into an unlimited number of full and fractional transferable Shares without par value. The investment objective, policies, and restrictions governing the management and operations of each series of the Trust, including the management of assets belonging to any particular series, may from time to time be changed or supplemented by the Trustees, subject to the requirements of the Act. The Trustees may from time to time divide or combine the outstanding Shares of any one or more series of the Trust into a greater or lesser number without thereby changing their proportionate beneficial interests in the Trust assets allocated or belonging to such series.

         Subject to the respective voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of each series of the Trust, the Trustees may, without Shareholder approval, divide the Shares of any series into two or more classes, Shares of each such class having such voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms applicable to Shares of such class as the Trustees may determine.

     B. The holder of each Share shall be entitled to one vote for each full Share, and a proportionate fractional vote for each fractional Share, irrespective of the series or class, then recorded in his name on the books of the Trust. On any matter submitted to a vote of Shareholders, all Shares then issued and outstanding and entitled to vote, irrespective of the series or class, shall be voted in the aggregate and not by series or class except: (1) as otherwise required by the Act; or (2) when the matter, as conclusively determined by the Trustees, affects only the interests of the Shareholders of a particular series or class of the Trust (in which case only Shareholders of the affected series or class shall be entitled to vote thereon).

     C. Shares of each series or class of the Trust shall have the following preferences, participating or other special rights, qualifications, restrictions and limitations:

              (1) Assets Belonging To a Series or Class. All consideration received by the Trust for the issue or sale of Shares of any series or class, together with all assets in which such consideration is invested or reinvested, including any proceeds derived from the sale, exchange, or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be referred to as "assets belonging to" that series or class. In addition, any assets, income, earnings, profits or proceeds thereof, or funds or payments which are not readily identifiable as belonging to a particular series or class shall be allocated by the Trustees to one or more series or class (such allocation to be conclusive and binding upon the Shareholders of all series or class for all purposes) in such manner as they, in their sole discretion, deem fair and equitable, and shall also be referred to as "assets belonging to" such series or class. Such assets belonging to a particular series or class shall irrevocably belong for all purposes to the Shares of the series or class, and shall be so handled upon the books of account of the Trust. Such assets and the income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange, or liquidation thereof, and any funds or payments derived from any reinvestment of such proceeds in whatever form, are herein referred to as "assets belonging to" such a series or class. Shareholders of any series or class shall have no right, title or interest in or to the assets belonging to any other series or class.

              (2) Liabilities Belonging To a Series or Class. The assets belonging to any series or class of the Trust shall be charged with the direct liabilities in respect of such series or class and with all expenses, costs, charges, and reserves attributable to such series or class, and shall also be charged with the share of such series or class of the general liabilities, expenses, costs, charges, and reserves of the Trust which are not readily identifiable as belonging to a particular series or class in proportion to the relative net assets of the respective series or class, as determined at such time or times as may be authorized by the Trustees. Any such determination by the Trustees shall be conclusive and binding upon the Shareholders of all series or class for all purposes; PROVIDED, HOWEVER, that under no circumstances shall the assets allocated or belonging to any series or class of the Trust be charged with liabilities directly attributable to any other series or class. The liabilities so charged to a series or class are herein referred to as "liabilities belonging to" such series or class. All persons who may have extended credit to a particular series or class or who have contracts or claims with respect to a particular series or class shall look only to the assets of that particular series or class for payment of such contracts or claims.

              (3) Liquidating Distributions. In the event of the termination of the Trust or a particular series or class thereof and the winding up of its affairs, the Shareholders of the Trust or such particular series or class shall be entitled to receive out of the assets of the Trust or belonging to the particular series or class, as the case may be, available for distribution to Shareholders, but other than general assets not belonging to any particular series or class of the Trust, the assets belonging to such series or class; and the assets so distributable to the Shareholders of any series or class shall be distributed among such Shareholders in proportion to the number of Shares of such series or class held by them and recorded in their names on the books of the Trust. In the event that there are any general assets not belonging to any particular series or class of the Trust available for distribution, such distribution shall be made to the Shareholders of all series or class subject to such termination and winding up in proportion to the relative net assets of the respective series or class determined as hereinafter provided and the number of Shares of such series or class held by them and recorded in their names on the books of the Trust.

              (4) Dividends and Distributions. Shares of each series or class shall be entitled to such dividends and distributions in Shares or in cash or both, as may be declared from time to time by the Trustees, acting in their sole discretion, with respect to such series or class, PROVIDED, HOWEVER, that dividends and distributions on Shares of a particular series or class shall be paid only out of the lawfully available "assets belonging to" such series or class as such term is defined in this Declaration of Trust.

     5.2 Purchase of Shares. The Trustees may accept investments in each series or class of the Trust from such Persons for such consideration and on such other terms as they may from time to time authorize. The Trust may reject any order for, or refuse to give effect on the books of the Trust to the transfer of, any Shares as permitted under the Act. Each such investment shall be credited to the Shareholder's account in the form of full and fractional Shares of the appropriate series or class of the Trust, at the net asset value per Share next computed after receipt of the investment.

     5.3 Net Asset Value Per Share. The net asset value per Share of each series or class of the Trust shall be computed at such time or times as the Trustees may specify pursuant to the Act. Assets shall be valued and net asset value per Share shall be determined by such Person or Persons as the Trustees may appoint under the supervision of the Trustees in such manner not inconsistent with the Act and any orders of the Securities and Exchange Commission received by the Trust, as the Trustees may determine.

     5.4 Ownership of Shares. The ownership of Shares shall be recorded separately with respect to each series or class on the record books of the Trust. Certificates for Shares shall be issued to holders of such Shares only upon the authorization of the Trustees, in their discretion, to issue such Shares, and shall be issued, if at all, subject to such rules and regulations as the Trustees may determine. The Trustees may make such rules as they consider appropriate for the transfer of Shares and similar matters. The record books of the Trust shall be conclusive as to the identity of holders of Shares and as to the number of Shares of each series or class held by each Shareholder.

     5.5 Preemptive Rights. Shareholders shall have no preemptive or other rights to subscribe to any additional Shares or other securities issued by the Trust or by the Trustees.

     5.6 Redemption of Shares. To the extent of the assets of the Trust legally available for such redemptions, a Shareholder of any series or class of the Trust shall have the right, subject to the provisions of Section
         5.7 hereof, to require the Trust to redeem his full and fractional Shares of any series or class out of assets belonging to such series or class at a redemption price equal to the net asset value per Share next determined after receipt of a request to redeem in proper form as determined by the Trustees. The Trustees shall establish such rules and procedures as they deem appropriate for redemption of Shares; PROVIDED, HOWEVER, that all redemptions shall be in accordance with the Act. Without limiting the generality of the foregoing, the Trust shall, to the extent permitted by applicable law, have the right at any time to redeem the Shares owned by any holder thereof (i) if the value of such Shares in an account maintained by the Trust or its transfer agent for any Shareholder with respect to any series or class of the Trust is $1,000 or less; PROVIDED, HOWEVER, that any such Shareholder shall be notified that the value of his account is $1,000 or less, and shall be allowed sixty days to make additional purchases of Shares of the appropriate series or class so that the value of his account will exceed $1,000 before any such involuntary redemption is processed by the Trust; or (ii) if the net income with respect to any particular series or class of the Trust should be negative or it should otherwise be appropriate to carry out the Trust's responsibilities under the Act, in each case subject to such further terms and conditions as the Board of Trustees of the Trust may from time to time adopt. The redemption price of Shares of any series or class of the Trust shall, except as otherwise provided in this section, be the net asset value thereof as determined by the Board of Trustees of the Trust from time to time in accordance with the provisions of applicable law, less such redemption fee or other charge, if any, as may be fixed by resolution of the Board of Trustees of the Trust. When the net income with respect to any particular series or class of the Trust is negative or whenever deemed appropriate by the Board of Trustees of the Trust in order to carry out the Trust's responsibilities under the Act, any series or class of the Trust may, without payment of compensation but in consideration of the interests of the Trust or a particular series or class thereof and of the Shareholders of the Trust or of such series or class in maintaining a constant net asset value per Share with respect to such series or class, redeem pro rata from each holder of record on such day such number of full and fractional Shares of such series or class as may be necessary to reduce the aggregate number of outstanding Shares of such series or class in order to permit the net asset value thereof to remain constant. Payment of the redemption price, if any, shall be made in cash by the appropriate series or class of the Trust at such time and in such manner as may be determined from time to time by the Board of Trustees of the Trust unless, in the opinion of the Board of Trustees, which shall be conclusive and binding upon the Shareholders for all purposes, conditions exist which make payment wholly in cash unwise or undesirable; in such event the appropriate series or class of the Trust may make payment in the assets belonging or allocable to such series or class, the value of which shall be determined as provided herein.

     5.7 Suspension of Right of Redemption. The Trustees may suspend the right of redemption by Shareholders or postpone the date of payment or the recordation of transfer of Shares of any series or class, as permitted under the Act or applicable law. Such suspension or postponement shall take effect at such time as the Trustees shall specify but not later than the close of business on the business day following the declaration of suspension or postponement, and thereafter there shall be no right of redemption or payment or transfer until the Trustees shall declare the suspension at an end. In case of suspension of the right of redemption, a Shareholder may either withdraw his request for redemption or receive payment based on the net asset value existing after the termination of the suspension.

     5.8 Conversion Rights. The Trustees shall have the authority to provide from time to time that the holders of Shares of any series or class shall have the right to convert or exchange said Shares for or into Shares of one or more other series or class in accordance with such requirements and procedures as may be established from time to time by the Trustees.

     8.1 Voting Powers. The Shareholders shall have power to vote (a) for the election or removal of Trustees; (b) with respect to the amendment of this Declaration of Trust as provided in Section 10.8 hereof; (c) with respect to the approval of investment advisory and distribution agreements entered into on behalf of the Trust or one or more series or class thereof, and with respect to such other matters relating to the Trust as may be required by law, by this Declaration of Trust, the Regulations of the Trust, by any requirements applicable to or agreement of the Trust, and as the Trustees may consider desirable; and
         (d) to the same extent as the shareholders of a Massachusetts business corporation, when considering whether a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; PROVIDED, HOWEVER, that no Shareholder of a particular series or class shall be entitled to bring, or to vote in respect of, any class or derivative action not on behalf of the series or class of the Trust in respect of which the Shareholder owns Shares. Every Shareholder of record shall have the right to one vote for every whole Share (other than Shares held in the treasury of the Trust) standing in his name on the books of the Trust, and to have a proportional fractional vote for any fractional Share, as to any matter on which the Shareholder is entitled to vote. There shall be no cumulative voting. Shares may be voted in person or by proxy. On any matter submitted to a vote of the Shareholders, all Shares shall be voted in the aggregate and not by individual series or class, except (i) where required by the Act, Shares shall be voted by individual series or class, and (ii) if the Trustees shall have determined that a matter affects the interests only of one or more series or class, then only the Shareholders of such affected series or class shall be entitled to vote thereon. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required or permitted to be taken by Shareholders by law, this Declaration of Trust, or the Regulations.

     8.2 Meetings. Meetings of Shareholders may be called by the Trustees as provided in the Regulations, and shall be called by the Trustees upon the written request of Shareholders owning at least twenty percent of the outstanding Shares entitled to vote.

     8.3 Quorum and Required Vote. At any meeting of the Shareholders, a quorum for the transaction of business shall consist of a majority of the Shares of each series or class outstanding and entitled to vote with respect to a matter appearing in person or by proxy; PROVIDED, HOWEVER, that at any meeting at which the only actions to be taken are actions required by the Act to be taken by vote of all outstanding Shares of all series or class entitled to vote thereon, irrespective of series or class, a quorum shall consist of a majority of Shares (without regard to series or class) entitled to vote thereon, and that at any meeting at which the only actions to be taken shall have been determined by the Board of Trustees to affect the rights and interests of one or more but not all series or classes of the Trust, a quorum shall consist of a majority of the outstanding Shares of the series or class so affected; and PROVIDED, FURTHER, that reasonable adjournments of such meeting until a quorum is obtained may be made by vote of the Shares present in person or by proxy. A majority of the Shares voted shall decide any question and a plurality shall elect a Trustee, subject to any applicable requirements of law or of this Declaration of Trust or the Regulations; PROVIDED, HOWEVER, that when any provision of law or of this Declaration of Trust requires the holders of Shares of any particular series or class to vote by series or class and not in the aggregate with respect to a matter, then the vote of the majority of the outstanding Shares of that series or class shall decide such matter insofar as that particular series or class shall be concerned.

     8.4 Shareholder Action By Written Consent. Any action which may be taken by Shareholders may be taken without a meeting if the holders of not less than two-thirds of the Shares entitled to be voted with respect to the matter consent to the action in writing and the written consent is filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

     8.5 Code of Regulations. The Regulations may include further provisions not inconsistent with this Declaration of Trust for Shareholders' meetings, votes, record dates, notices of meetings, and related matters.

     9.4 Limitation of Shareholder Liability. Shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust. The Trustees shall have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay by way of subscription to any Share or otherwise. Every obligation, contract, instrument, certificate, Share, other security or undertaking of the Trust, and every other act whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacities as Trustees under this Declaration of Trust or in their capacity as officers, employees, or agents of the Trust, and not individually. Every note, bond, contract, order, or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or to any series or class of the Trust, and the stationery used by the Trust, shall include a recitation limiting the obligation represented thereby to the Trust and its assets (but the omission of such a recitation shall not operate to bind any Shareholder), as follows:

                      "The names 'One Group(R) Mutual Funds' and 'Trustees of One Group(R) Mutual Funds' refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated May 23, 1985 to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of 'One Group(R) Mutual Funds' entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, Shareholders or representatives of the Trust personally, but bind only the assets of the Trust, and all persons dealing with any series of Shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust."

         The rights accruing to a Shareholder under this Section 9.4 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided for herein, PROVIDED, HOWEVER, that a Shareholder of any series or class of the Trust shall be indemnified only from assets belonging to that series or class.

     9.5 Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the Trust estate to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust, and shall satisfy any judgment thereon.

     9.6 Liabilities of a Series or Class. Liabilities belonging to any series or class of the Trust, including, without limitation, expenses, fees, charges, taxes, and liabilities incurred or arising in connection with a particular series or class, or in connection with the management thereof, shall be paid only from the assets belonging to that series or class.

     10.3 Termination of Trust. This Trust shall continue without limitation of time; PROVIDED, HOWEVER, that:

     A. The Trustees, with the vote of a majority of the outstanding Shares of any series or class of the Trust, may sell and convey the assets belonging to such series or class to another trust or corporation organized under the laws of any state of the United States, which is a management investment company as defined in the Act, for an adequate consideration which may include the assumption of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series or class and which may include beneficial interests of such trust or stock of such corporation. Upon making provision for the payment of all such liabilities, by such assumption or otherwise, the Trustees shall distribute the remaining proceeds ratably among the holders of the Shares of the series or class then outstanding.

     B. The Trustees, with the vote of a majority of the outstanding Shares of any series or class of the Trust, may sell and convert into money all the assets belonging to such series or class. Upon making provision for the payment of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series or class, the Trustees shall distribute the remaining assets belonging to such series or class ratably among the holders of the outstanding Shares of the series or class.

     C. Without the vote of a majority of outstanding Shares of any series or class of the Trust (unless Shareholder approval is otherwise required by applicable law), the Trustees may combine the assets belonging to any two or more series or classes into a single series or class if the Trustees reasonably determine that such combination will not have a material adverse effect on the Shareholders of each series or class affected thereby.

     D. After the effective date of the determination of the Trustees under paragraph A or B above,

              (1) The Trust shall carry on no business relating to the assets of such series or class except for the purpose of winding up the affairs of such series or class.

              (2) The Trustees shall proceed to wind up the affairs of such series or class and all of the powers of the Trustees under this Declaration of Trust shall continue until the affairs of such series or class shall have been wound up, including the power to fulfill or discharge the contracts of the Trust relating to such series or class, to collect assets of such series or class, to sell, convey, assign, exchange, transfer, or otherwise dispose of all or any part of the remaining assets of such series or class to one or more Persons at public or private sale for consideration that may consist in whole or in part of cash, securities, or other property of any kind, to discharge or pay its liabilities, and to do all other acts appropriate to liquidate the business of such series or class.

         Upon completion of the distribution of the remaining proceeds or the remaining assets as provided in paragraphs A and B of this section, the Trustees may authorize the termination of that series or class of the Trust. Such termination shall be effective upon filing with the

         State Secretary of the Commonwealth of Massachusetts of an instrument setting forth such termination, at which time the Trustees shall be discharged of any and all further liabilities and duties hereunder relating to such series or class and the right, title and interest of all parties shall be cancelled and discharged with respect to such series or class. Such instrument shall constitute an amendment to this Declaration of Trust when filed with the State Secretary of the Commonwealth of Massachusetts as provided in this Title X.

     10.8 Amendment Procedure.

     A. This Declaration of Trust may be amended by the affirmative vote of the holders of not less than a majority of the outstanding Shares of each series affected thereby (as the Trustees shall determine) or by any larger vote as may be required by any provisions of applicable law.

     B. Notwithstanding any other provisions hereof, until such time as a Registration Statement under the Securities Act of 1933, as amended, covering the first public offering of securities of the Trust shall have become effective, this Declaration of Trust may be terminated or amended in any respect by the affirmative vote of a majority of the Trustees.

     C. The Trustees may also amend this Declaration without the vote of Shareholders to cure any error or ambiguity or to change the name of the Trust or, if they deem it necessary, to conform this Declaration of Trust to the requirements of applicable state or federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code, but the Trustees shall not be liable for failing to do so.

The following portions of Registrant's Code of Regulations incorporated as Exhibit (2) hereto, define the rights of shareholders:

     1.1 Place. An Annual Meeting of Shareholders may be held for a calendar year if called by the Trustees acting in their sole discretion, and any such annual or Special Meetings of Shareholders shall be held at such place, date, and time as the Trustees may designate.

     1.2 Special Meeting. Special Meetings of Shareholders may be called by the Trustees, and shall be called by the Trustees upon the written request of holders of at least twenty percent of the outstanding units of beneficial interest in the Trust ("Shares") entitled to vote.

     1.3 Notice. Written notice, stating the place, day and hour of each meeting of Shareholders and, in the case of Special Meetings, the general nature of the business to be transacted, shall be given by, or at the direction of, the person calling the meeting to each Shareholder of record entitled to vote at the meeting at least ten days prior to the day named for the meeting, unless in a particular case a longer period of notice is required by law.

     1.4 Shareholder's List. The officer or agent having charge of the transfer books for shares of the Trust shall make, at least five days before each meeting of Shareholders, a complete list of the Shareholders entitled to vote at the meeting, arranged in alphabetical order with the address of and the number of Shares held by each such Shareholder. The list shall be kept on file at the office of the Trust and shall be subject to inspection by any Shareholders at any time during usual business hours, and shall also be produced and kept open at the time and place of each meeting of Shareholders and shall be subject to the inspection of any Shareholder during each meeting of Shareholders.

     1.5 Record Date. The Trustees may fix a time (during which they may close the Share transfer books of the Trust) not more than ninety (90) days prior to the date of any meeting of Shareholders, or the date fixed for the payment of any dividend, or the date of the allotment of rights or the date when any change or conversion or exchange of Shares shall go into effect, as a record date for the determination of the Shareholders entitled to notice of, or to vote at, any such meeting, or entitled to receive payment of any such dividend, or to receive any such allotment of rights, or to exercise such rights, as the case may be. In such case, only such Shareholders as shall be shareholders of record at the close of business on the date so fixed shall be entitled to notice of, or to vote at, such meeting or to receive payment of such dividend, or to receive such allotment of rights, or to exercise such rights, as the case may be, notwithstanding any transfer of any Shares on the books of the Trust after any record date, as aforesaid.

     3.1 Form. Notices to Shareholders shall be in writing and delivered personally or mailed to the Shareholders at their addresses appearing on the books of the Trust.

     3.2 Waiver. Whenever any notice of the time, place, or purpose of any meeting of Shareholders, Trustees, or committee is required to be given under the provisions of Massachusetts law or under the provisions of the Declaration of Trust or these Regulations, a waiver thereof in writing, signed by the person or persons entitled to such notice and filed with the record of the meeting, whether before or after the holding thereof, or actual attendance at the meeting of Shareholders in person or by proxy, or at the meeting of Trustees or committee in person, shall be deemed equivalent to the giving of such notice to such persons.

(d)(1) Investment Advisory Agreement dated January 11, 1993 between Registrant and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 27 (filed March 17, 1993) to Registrant's Registration Statement on Form N-1A.

(d)(2) Amended and Restated Schedule A dated February 12, 2004 to the Investment Advisory Agreement between Registrant and Banc One Investment Advisors Corporation is filed herewith.

(d)(3) Sub-Investment Advisory Agreement, dated as of March 31, 2003 between Banc One Investment Advisors Corporation and Banc One High Yield Partners, LLC with respect to One Group High Yield Bond Fund is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(d)(4) Sub-Investment Advisory Agreement, dated as of March 31, 2003 between Banc One Investment Advisors Corporation and Banc
                  One High Yield Partners, LLC with respect to One Group Income Bond Fund is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(e)(1) Amended and Restated Distribution Agreement dated April 1, 2002 as amended May 15, 2003 between One Group Mutual Funds and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Statement on Form N-1A.

(e)(2) Revised Schedules A-E dated March 30, 2004 to the Distribution Agreement between One Group Mutual Funds and One Group Dealer Services, Inc. is filed herewith.

(e)(3) Form of Mutual Fund Sales and Service Agreement (Dealers Agreement) between One Group Dealer Services, Inc., One Group Administrative Services, Inc., and various Financial Institutions, is incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(4) Form of Privacy/Joint Marketing Addendum to Mutual Fund Sales and Service Agreement is incorporated by reference to Exhibit
                  (e)(4) to Post-Effective Amendment No. 57 (filed October 30,
                  2002) to Registrant's Registration Statement on Form N-1A.

(e)(5) Mutual Fund Sales and Service Agreement for Registrant dated April 1, 2002 between One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Securities Corporation is incorporated by reference to Exhibit (e)(5) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(6) Mutual Fund Sales and Service Agreement (Dealers Agreement) dated as of April 1, 2002 between One Group Dealer Services, Inc, One Group Administrative Services, Inc. and Bank One Trust Company, N.A. is incorporated by reference to Exhibit
                  (e)(6) to Post-Effective Amendment No. 57 (filed October 30,
                  2002) to Registrant's Registration Statement on Form N-1A.

(e)(7) Selected Dealer Agreement dated as of April 1, 2002 between Merrill Lynch, Pierce, Fenner & Smith Incorporated and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (e)(8) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(e)(8) Supplement to the Sales and Services Agreement dated as of March 31, 2002 between Raymond James Financial Services, Inc. and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (e)(8) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(9) Supplement to the Sales and Services Agreement dated as of March 31, 2002 between Raymond James & Associates, Inc. and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (e)(9) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(10) Mutual Fund Dealer Agreement dated as of April 2, 2002 between Salomon Smith Barney Inc. and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (e)(10) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(11) Agreement dated as of March 28, 2001 between American Express Financial Advisors Inc. and The One Group Services Company is incorporated by reference to Exhibit (e)(11) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(12) Form of Mutual Fund Sales and Service Agreement dated as of April 1, 2002 between American Express Financial Advisors Inc., One Group Dealer Services, Inc. and One Group Administrative Services, Inc. is incorporated by reference to Exhibit (e)(12) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(13) Mutual Fund Sales and Service Agreement dated as of April 4, 2002 between Transamerica Life Insurance and Annuity Company, One Group Dealer Services, Inc. and One Group Administrative Services, Inc. is incorporated by reference to Exhibit (e)(13) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(14) Mutual Fund Distribution Agreement dated as of June 7, 2002 between T. Rowe Price Brokerage and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (e)(14) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(15) Mutual Fund Sales and Service Agreement dated as of June 21, 2002 between Eastern Michigan Bank, One Group Dealer Services, Inc. and One Group Administrative Services, Inc. is incorporated by reference to Exhibit (e)(15) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(16) Mutual Fund Sales and Service Agreement dated as of January 2, 2003 between Hewitt Financial Services LL, One Group Dealer Services, Inc. and One Group Administrative Services, Inc. is incorporated by reference to Exhibit (e)(17) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(e)(17) Mutual Fund Sales and Service Agreement dated as of April 16, 2003 between Goldman, Sachs & Co., One Group Dealer Services, Inc. and One Group Administrative Services, Inc. is incorporated by reference to Exhibit (e)(18) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(e)(18) Addendum to the Mutual Fund Sales and Service Agreement dated April 16, 2003 between One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Goldman, Sachs & Co. is incorporated by reference to Exhibit (e)(19) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(e)(19) Mutual Fund Services Agreement dated as of July 3, 2003 between Prudential Investment Management Services LLC, Prudential Investments LLC, One Group Dealer Services, Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (e)(19) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant's Registration Statement on Form N-1A.

(e)(20) Mutual Fund Sales and Service Agreement dated as of December 30, 2003 between JP Morgan Chase Bank and One Group Dealer Services, Inc., and One Group Administrative Services, Inc. is incorporated by reference to Exhibit (e)(20) to Post Effective Amendment No. 64 (filed February 20, 2004) to Registrant's Registration Statement on Form N-1A.

(f) Amended and Restated Deferred Compensation Plan for Trustees of One Group Mutual Funds and One Group Investment Trust is incorporated by reference to Exhibit (f) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(g)(1) Custodian Contract dated as of April 11, 2001 between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(g)(2) Form of Privacy Addendum to Custody Agreement dated April 11, 2001 between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(g)(3) Sub-Custodian Agreement between State Street Bank and Trust Company, Bank One Trust Company, N.A. and One Group Mutual Funds is incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.

(g)(4) First Amendment to the Subcustodian Agreement dated as of December, 1996 between State Street Bank and Trust Company, Bank One Trust Company, N.A. and One Group Mutual Funds is incorporated by reference to Exhibit (8)(d) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(g)(5) International Securities Lending Subcustodian and Services Agreement, dated December 29, 1997 between State Street Bank and Trust Company, Bank One Trust Company, N.A. and One Group Mutual Funds is incorporated by reference to Exhibit (8)(c) to Post-Effective Amendment No. 44 (filed June 5, 1998) to the Registrant's Registration Statement on Form N-1A.

(g)(6) Sub-Custodian Agreement dated as of March 19, 1999, between State Street Bank and Trust Company, Bank One Trust Company, N.A. (as successor to NBD Bank) and One Group Mutual Funds is incorporated by reference to Exhibit (8)(f) to Post-Effective Amendment No.49 (filed April 27, 1999) to the Registrant's Registration Statement on Form N-1A.

(h)(1) Management and Administration Agreement dated November 1, 2000 between One Group Mutual Funds and One Group Administrative Services, Inc. is incorporated by reference to Exhibit
                  (h)(1)to Post-Effective Amendment No. 53 (filed October 30,
                  2000) to Registrant's Registration Statement on Form N-1A.

(h)(2) Privacy Addendum dated August 17, 2001 to the Management and Administration Agreement dated November 1, 2000 between One Group Mutual Funds and One Group Administrative Services, Inc. is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(h)(3) Amended Schedule A dated March 30, 2004, to the Management and Administration Agreement between One Group Mutual Funds and One Group Administrative Services, Inc. is filed herewith.

(h)(4) Fund Accounting and Related Services Agreement dated November 1, 2000 between One Group Administrative Services, Inc. and BISYS Fund Services Ohio, Inc. is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(5) Amended Schedule A dated August 27, 2003 to the Fund Accounting and Related Services Agreement dated as of November 1, 2000 between One Group Administrative Services, Inc. and BISYS Fund Services Ohio, Inc. is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 61 (filed on October 17, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(6) Transfer Agency and Service Agreement dated as of April 1, 2000 between One Group Mutual Funds and State Street Bank and Trust Company is incorporated by reference to Exhibit h(3) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(7) Form of Amended Schedule A dated as of August 14, 2003 to Transfer Agency and Services Agreement dated April 1, 2000 between One Group Mutual Funds and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(8) Amendment and Revised Schedule 3.1 dated as of April 1, 2002 to Transfer Agency and Services Agreement dated April 1, 2000 between One Group Mutual Funds and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(9) Delegation Amendment dated as of July 30, 2003 to Transfer Agency and Services Agreement dated April 1, 2000 between One Group Mutual Funds and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(10) Form of Privacy Addendum to Transfer Agency and Service Agreement dated as of April 1, 2000 between One Group Mutual Funds and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(h)(12) Form of Sub-Transfer Agency Agreement is incorporated by reference to Exhibit (9)(dd) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(13) Agency Services and Delegation Agreement between INVESCO Retirement Plan Services, a division of INVESCO Funds Group and Registrant dated January 1, 1998 is incorporated by reference to Exhibit (10)(j) to Registrant's Registration Statement on Form N-14 (filed on May 29, 1998).

(h)(14) Amendment to Agency and Services Delegation Agreement between INVESCO Retirement Plan Services, a division of INVESCO Funds Group and Registrant is incorporated by reference to Exhibit
                  (e)(6) to Post-Effective Amendment No. 50 (filed August 26,
                  1999) to Registrant's Registration Statement on Form N-1A.

(h)(15) Operating Agreement dated as of June 6, 1997 between One Group Mutual Funds and Charles Schwab & Company, is incorporated by reference to Exhibit (9)(m) to Post-Effective Amendment No. 44 (filed June 5, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(16) Amendment dated May 23, 2002 to the Operating Agreement dated as of June 6, 1997 between One Group Mutual Funds and Charles Schwab & Co., Inc. is incorporated by reference to Exhibit
                  (h)(13) to Post-Effective Amendment No. 57 (filed October 30,
                  2002) to Registrant's Registration Statement on Form N-1A.

(h)(17) Amendment dated January 1, 2003, to the Operating Agreement dated as of June 6, 1997, as amended thereafter, between Charles Schwab & Co., Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(18) Retirement Plan Same Day Exchange Processing Amendment dated as of April 1, 2002 to Operating Agreement dated as of June 6, 1997 between Charles Schwab & Co., Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(19) Sub-Transfer Agency Agreement between One Group Mutual Funds and the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation, is incorporated by reference to Exhibit (h)(29) to Post-Effective Amendment No. 50 (filed August 26, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(20) Services Agreement dated as of April 1, 2002 between One Group Mutual Funds, Bank One Trust Company, NA, Scudder Investments Services Company, Scudder Distributors, Inc. and One Group Dealer Services, Inc. is incorporated by reference to Exhibit
                  (h)(15) to Post-Effective Amendment No. 57 (filed October 30,
                  2002) to Registrant's Registration Statement on Form N-1A.

(h)(21) Sub-Transfer Agency Agreement dated June 30, 1999 between Nationwide Investment Services and One Group Mutual Funds is incorporated by reference to Exhibit (h)(33) to Post-Effective Amendment No. 50 (filed August 26, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(22) FundVest Institutional No Transaction Fee Agreement dated as of March 20, 2002 between Pershing Division of Donaldson Lufkin & Jenrette Securities Corporation, One Group Dealer Services, Inc., and One Group Mutual Funds is incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(23) Sub-Transfer Agency Agreement dated March 1, 2000 between Ceridian Retirement Plan Services and One Group Mutual Funds is incorporated by reference to Exhibit h(35) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(24) Amendment dated as of October 15, 2002 to Sub-Transfer Agency Agreement dated as of March 1, 2000 between Ceridian Retirement Plan Services and One Group Mutual Funds is incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(25) Sub-Transfer Agency Agreement dated March 30, 2000 between National Deferred Compensation, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit h(36) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(26) Processing Agreement by and between Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation and The One Group dated as of February, 1999 is incorporated by reference to Exhibit (6)(f) to Registrant's Registration Statement on Form N-1A (filed March 12, 1999).

(h)(27) Agency Services and Delegation Agreement dated January 1, 1996 between One Group Mutual Funds and BISYS Qualified Plan Services is incorporated by reference to Exhibit (9)(g) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.

(h)(28) Amendment to Agency Services and Delegation Agreement between Registrant and BISYS Qualified Plan Services is incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 50 (filed August 26, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(29) Sub-Transfer Agency Agreement dated as of April 1, 2002 between American Century, One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(30) Sub-Transfer Agency Agreement dated February 1, 2001 between First Union National Bank and One Group Mutual Funds is incorporated by reference to Exhibit (h)(25) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(h)(31) Sub-Transfer Agency Agreement dated January 31, 2001 between Matrix Settlement & Clearance Services, LLC, Banc One Investment Advisors Corporation and One Group Mutual Funds is incorporated by reference to Exhibit (h)(26) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.


(h)(32) Sub-Transfer Agency Agreement dated as of December 16, 2003 between Vertical Management Systems, Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(32) to Post-Effective Amendment No. 64 (filed February 20, 2004) to Registrant's Registration Statement on Form N-1A.

(h)(33) Sub-Transfer Agency Agreement dated as of November 1, 2003 between Gail Weiss & Associates, Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(33) to Post-Effective Amendment No. 64 (filed February 20, 2004) to Registrant's Registration Statement on Form N-1A.

(h)(34) Funds Trading Agreement dated as of January 1, 2001 between Fidelity Investments Institutional Operations Company, Inc. (FIIOC), Banc One Investment Advisors Corporation and One Group Mutual Funds is incorporated by reference to Exhibit
                  (h)(27) to Post-Effective Amendment No. 56 (filed August 17,
                  2001) to Registrant's Registration Statement on Form N-1A.

(h)(35) First Amendment dated as of February 11, 2002 to Funds Trading Agreement dated as of January 1, 2001 between Fidelity Investments Institutional Operations Company, Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(33) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(36) Second Amendment dated as of November 15, 2002 to Funds Trading Agreement dated as of January 1, 2001 between Fidelity Investments Institutional Operations Company, Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(34) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(37)           "Reserved"

(h)(38) Funds Trading Agreement dated as of August 21, 2000 between Fidelity Investments Institutional Operations Company, Inc. (FIIOC), Banc One Investment Advisors Corporation and One Group Mutual Funds is incorporated by reference to Exhibit
                  (h)(28) to Post-Effective Amendment No. 56 (filed August 17,
                  2001) to Registrant's Registration Statement on Form N-1A.

(h)(39) Supplement to Funds Trading Agreement dated February 22, 2001 to Funds Trading Agreement dated as of August 21, 2000 between Fidelity Investments Institutional Operations Company, Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(35) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(40) First Amendment dated as of July 1, 2003 to Funds Trading Agreement dated August 21, 2000 between Fidelity Investments Institutional Operations Company, Inc., One Group Mutual Funds, Bank One Trust Company and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(38) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(41) Form of Late Order Processing Agreement is incorporated by reference to Exhibit (9)(ee) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(42) Late Order Processing Agreement dated as of September 29, 2000 between American General (VALIC) Retirement Services Co. and One Group Mutual Funds is incorporated by reference to Exhibit (h)(37) to Post-Effective Amendment No. 52 (filed
                  June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(43) Late Order Processing Agreement dated April 6,2000 between Security Trust Company and One Group Mutual Funds is incorporated by reference to Exhibit (h)(38) to Post-Effective Amendment No. 52 (filed June 2,
          2000) to Registrant's Registration Statement on Form N-1A.

(h)(44) Recordkeeping and Late Trading Agreement between Registrant and Bank One Trust Company, NA is incorporated by reference to Exhibit (h)(11) to Post-Effective Amendment No. 51 (filed October 22, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(45) Late Order Processing Agreement dated September 1, 2000, between American Century and One Group Mutual Funds is incorporated by reference to Exhibit (h)(25) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(46) Agency Agreement dated as of March 18, 1997 between Pegasus Funds, BISYS Fund Services, Inc. and BISYS Qualified Plan Services is incorporated by reference to Exhibit (9)(v) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(47) Amendment dated April 1, 1999, to the Agency Agreement dated as of March 18, 1997 between Pegasus Funds and BISYS Qualified Plan Services, Inc. is incorporated by reference to Exhibit (9)(w) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(48) Agency Agreement dated as of March 11, 1997 between Pegasus Funds and Bank One Trust Company, N.A. (as successor to NBD Bank) is incorporated by reference to Exhibit (9)(x) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(49) Amendment to the Agency Agreement dated as of March 11, 1997 between Pegasus Funds and NBD Bank is incorporated by reference to Exhibit
          (9)(y) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(50) Agency Services Agreement dated as of August 2, 2002 between One Group Mutual Funds and Putnam Fiduciary Trust Company is incorporated by reference to Exhibit (h)(45) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(51) Late Order Processing Agreement dated November 25, 1999 between Capstone Financial Group, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (e)(11) to Post-Effective Amendment 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(52) Sub-Transfer Agency Agreement dated February 20, 1999 between Advisory Services Corporation and One Group Mutual Funds is incorporated by reference to Exhibit (h)(40) to Post-Effective Amendment 57 (filed October 30, 2002) to Registrant's Registration Statement on
          Form N-1A.

(h)(53) Sub-Transfer Agency Agreement dated as of December 1, 2001 between American General Retirement Services Co., Banc One Investment Advisors Corporation, and One Group Mutual Funds is incorporated by reference to Exhibit (h)(41) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(54) Sub-Transfer Agency Agreement dated as of August 28, 2002 between Fringe Benefit Design of Minnesota, Banc One Investment Advisors Corporation, and One Group Mutual Funds is incorporated by reference to Exhibit (h)(42) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(55) Sub-Transfer Agency Agreement dated as of June 7, 2002 between CompuSys of Utah and One Group Mutual Funds is incorporated by reference to Exhibit (h)(43) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(56) Recordkeeping Agreement for Defined Contribution Plans dated as of November 21, 2002 between Hewitt Associates LLC and One Group Mutual Funds is incorporated by reference to Exhibit (h)(51) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(57) Form of Trust Fund/SERV Agreement is incorporated by reference to Exhibit (h)(44) to Post-Effective Amendment No. 57 (filed October 30,
          2002) to Registrant's Registration Statement on Form N-1A.

(h)(58) Trust Fund/SERV Agreement dated (h)(45), 2002 between One Group Dealer Services, Inc. and The Depository Trust Company is incorporated by reference to Exhibit (h)(45) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(59) Trust Fund/SERV Agreement dated July 1, 2002 between One Group Mutual Funds and Allfirst Trust Company is incorporated by reference to Exhibit (h)(46) to Post-Effective Amendment No. 57 (filed October 30,
          2002) to Registrant's Registration Statement on Form N-1A.

(h)(60) Trust Fund/SERV Agreement dated July 26, 2002 between One Group Mutual Funds and ABN Amro Trust Services is incorporated by reference to Exhibit (h)(47) to Post-Effective Amendment No. 57 (filed October 30,
          2002) to Registrant's Registration Statement filed on Form N-1A.

(h)(61) Trust Fund/SERV Agreement dated April 15, 2002 between One Group Mutual Funds and Mid Atlantic Capital Corp. is incorporated by reference to Exhibit (h)(48) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement filed on Form N-1A.

(h)(62) Trust Fund/SERV Agreement and Supplement to Trust Fund/SERV Agreement dated as of November 22, 2002 between MFS Heritage Trust Company, MFS Retirement Services, Inc., One Group Dealer Services, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (h)(57) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(63) Trust Fund/SERV Agreement dated July 23, 2002 between One Group Mutual Funds and Benefit Plan Consultants, Inc. is incorporated by reference to Exhibit (h)(49) to Post-Effective Amendment No. 58 (filed December 18, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(64) Trust Fund/SERV Agreement dated July 29, 2002 between National Pension Plans, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (h)(50) to Post-Effective Amendment No. 58 (filed December 18,
          2002) to Registrant's Registration Statement on Form N-1A.

(h)(65) Trust Fund/SERV Agreement dated July 23, 2002 between Retirement Plan Consultants, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (h)(51) to Post-Effective Amendment No. 58 (filed December 18, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(66) Networking Agreement dated as of July 28, 2003 executed by One Group Dealer Services, Inc. is incorporated by reference to Exhibit (h)(64) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(67) Recordkeeping Agreement dated as of January 1, 2002 between One Group Administrative Services, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (h)(49) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement filed on Form N-1A.

(h)(68) Services Agreement dated as of January 16, 2002 between SEI Investments Distribution Company, Banc One Investment Advisors Corporation and One Group Mutual Funds is incorporated by reference to Exhibit (h)(50) to Post-Effective Amendment No. 57 (filed October 30,
          2002) to Registrant's Registration Statement filed on Form N-1A.

(h)(69) Recordkeeping and Sub-Transfer Agency Services Agreement dated April 4, 2002 between One Group Mutual Funds, Banc One Investment Advisors Corporation and Transamerica Life Insurance and Annuity Company is incorporated by reference to Exhibit (h)(51) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement filed on Form N-1A.

(h)(70) Form of Shareholder Services Agreement (Class S shares) between One Group Mutual Funds and various service organizations is incorporated by reference to Exhibit (h)(27) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(71) Amended Schedule A to the Form of Shareholder Services Agreement (Class S Shares) between One Group Mutual Funds and various service organizations is incorporated by reference to Exhibit (h)(65) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(72) Shareholder Services Agreement (Class S Shares) dated March 21, 2000 between One Group Mutual Funds and Bank One Corporation is incorporated by reference to Exhibit (e)(9) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(73) Shareholder Services Agreement (Class S Shares) dated May 26, 2000 between One Group Mutual Funds and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (e)(8) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(74) Shareholder Services Agreement (Class S Shares) dated June 22, 2000 between One Group Mutual Funds and Advanced Asset Management Advisors is incorporated by reference to Exhibit (h)(30) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(75) Shareholder Services Agreement (Class S Shares) dated April 6, 2001 between One Group Mutual Funds and Banc One Securities Corporation is incorporated by reference to Exhibit (h)(40) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(h)(76) Shareholder Services Agreement (Class S Shares) dated July 7, 2001 between One Group Mutual Funds and Banc One Capital Markets is incorporated by reference to Exhibit (h)(41) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(h)(77) Shareholder Services Agreement (Class S and Administrative Class Shares) dated as of October 25, 2002 between One Group Mutual Funds and Janney Montgomery Scott LLC is incorporated by reference to Exhibit (h)(71) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(78) Shareholder Services Agreement to Shareholder Services Plan (Class S Shares and Administrative Class Shares) dated December 30, 2003 between One Group Mutual Funds and JPMorgan Chase Bank is incorporated by reference to Exhibit (h)(78) to Post-Effective Amendment No. 64 (filed February 20, 2004) to Registrant's Registration Statement on Form N-1A.

(h)(79) Shareholder Services Agreement (Class S and Administrative Class Shares) dated as of December 4, 2002 between One Group Mutual Funds and Summit Capital Management, Inc. is incorporated by reference to Exhibit (h)(72) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(80) Form of Shareholder Services Agreement (Administrative Class Shares) between One Group Mutual Funds and various service organizations is incorporated by reference to Exhibit (h)(42) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(h)(81) Amended Schedule A to the Form of Shareholder Services Agreement (Administrative Class Shares) between One Group Mutual Funds and various service organizations is incorporated by reference to Exhibit (h)(74) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(82) Shareholder Services Agreement (Administrative Class Shares) dated as of February 7, 2002 between One Group Mutual Funds and Banc One Capital Markets, Inc. is incorporated by reference to Exhibit (h)(59)to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(83) Shareholder Services Agreement (Administrative Class Shares) dated as of October 1, 2001 between One Group Mutual Funds and Banc One Securities Corporation is incorporated by reference to Exhibit (h)(60)to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(84) Shareholder Services Agreement (Administrative Class Shares) dated as of November 7, 2001 between One Group Mutual Funds and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (h)(61) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(85) Agreement dated as of June 30, 2001 between One Group Mutual Funds, One Group Administrative Services, Inc. and Board of Trading Clearing Corporation is incorporated by reference to Exhibit (h)(43) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(h)(86) Securities Lending Agreement for Non-ERISA Accounts dated as of August 1995 between One Group Mutual Funds, Banc One Investment Advisors Corporation, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(p) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(87) Amendment to Securities Lending Agreement for Non-ERISA Accounts dated as of January 21, 1997 between One Group Mutual Funds, Banc One Investment Advisors Corporation, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit
                  (9)(q) to Post Effective Amendment No. 45 (filed August 26,
                  1998) to Registrant's Registration Statement on Form N-1A.

(h)(88) Securities Lending Agreement for Non-ERISA Accounts (Foreign Securities) dated as of January 8, 1998 between One Group Mutual Funds, Banc One Investment Advisors, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(s) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(89) Amendment to the Securities Lending Agreement (Foreign Securities) effective May 21, 1998 is incorporated by reference to Exhibit (9)(t) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(90) Second Amendment to the Securities Lending Agreement (Domestic Securities), effective May 21, 1998, between One Group Mutual Funds, Banc One Investment Advisors, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(r) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(91) Services Agreement dated as of June, 2001 between Chicago Mercantile Exchange, Inc., the Chicago Mercantile Exchange Shareholder Servicing LLC, Banc One Investment Advisors Corporation and One Group Mutual Funds is incorporated by reference to Exhibit (m)(34) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(h)(92) Agreement dated as of October 16, 2002 between One Group Mutual Funds, One Group Administrative Services, Inc and the New York Mercantile Exchange is incorporated by reference to Exhibit (h)(85) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(93) Recordkeeping Agreement dated as of November 11, 2002 between Security Trust Company and One Group Mutual Funds is incorporated by reference to Exhibit (h)(86) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(94) Shareholder Servicing Agreement dated as of August 1, 2002 between Brown Brothers Harriman & Co., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(72) to Post-Effective Amendment No. 58 (filed December 18, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(95) Agency Agreement dated as of November 8, 2002 between The Vanguard Group Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(73) to Post-Effective Amendment No. 58 (filed December 18, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(96) Omnibus Subaccounting Agreement dated as of July 3, 2003 between Pershing LLC and One Group Mutual Funds is incorporated by reference to Exhibit (h)(93) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(97) Form of Service Agreement dated as of July 10, 2003 between UBS Financial Services, Inc., One Group Dealer Services, Inc. and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(94) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(98) Shareholder Services Plan for Class S and Administrative Class Shares dated November 18, 1999, as amended February 13, 2002 is incorporated by reference to Exhibit (h)(95) to Post-Effective Amendment No. 62 (filed October 30, 2003) to Registrant's Registration Statement on Form N-1A.

(h)(99)           Amended Schedule A dated as of      , 2003 to the Shareholder
                  Services Plan for Class S Administrative Class Shares dated November 18, 1999, as amended February 13, 2002 is incorporated by reference to Exhibit (h)(96) to Post-Effective Amendment No. 62 (filed October 30, 2003) to Registrant's Registration Statement on Form N-1A.

(i)               Opinion and consent of counsel is filed herewith.

(j)(1)            Consent of PricewaterhouseCoopers LLP is filed herewith.

(j)(2)            Consent of Ropes & Gray LLP is filed herewith.


(k)               None

(l) Purchase Agreement dated July 18, 1985, between Registrant and Physicians Insurance Company of Ohio is incorporated by reference to Exhibit (13) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(m)(1) Re-Executed Distribution and Shareholder Services Plan - Class A and Service Class Shares dated November 1, 1993, as amended and restated November 15,2001, between One Group Mutual Funds and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(2) Amended Schedule A dated as of August 14, 2003 to the Re-Executed Distribution and Shareholder Services Plan - Class A and Service Class Shares dated November 1, 1993, as amended and restated between One Group Mutual Funds and One Group Dealer Services, Inc. is incorporated by reference to Exhibit
                  (m)(2) to Post-Effective Amendment No. 60 (filed August 15,
                  2003) to Registrant's Registration Statement on Form N-1A.

(m)(3) Distribution and Shareholder Services Plan - Class B and Class C Shares dated January 1, 1994, as amended November 15, 2001, between One Group Mutual Funds and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(4) Amended Schedule A dated as of August 14, 2003 to the Distribution and Shareholder Services Plan - Class B and Class C Shares dated January 1, 1994, as amended November 15, 2001 between One Group Mutual Funds and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant's Registration Statement on Form N-1A.

(m)(5) Form of Privacy/Joint Marketing Addendum to Shareholder Servicing Agreement is incorporated by reference to Exhibit
                  (m)(6) to Post-Effective Amendment No. 56 (filed August 17,
                  2001) to Registrant's Registration Statement on Form N-1A.

(m)(6) Form of Agency Agreement dated as of March 31, 2002 between American General Retirement Services Co. (VALIC), One Group Mutual Funds and The One Group Dealer Services Inc. is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(7) Agency Agreement dated November 25, 1999 between Capstone Financial Group, Inc., One Group Mutual Funds and One Group Services Company is incorporated by reference to Exhibit e(11) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(m)(8) Agency Agreement dated April 6, 2000 between Security Trust Company, One Group Mutual Funds and The One Group Services Company is incorporated by reference to Exhibit e(12) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(m)(9) Fund Circuit Program Services Agreement dated March 31, 2002 between Bear Sterns Securities Corporation, One Group Dealer Services, Inc., Banc One Investment Advisors Corporation and One Group Mutual Funds is incorporated by reference to Exhibit
                  (m)(7) to Post-Effective Amendment No. 57 (filed October 30,
                  2002) to Registrant's Registration Statement on Form N-1A.

(m)(10) Services Agreement dated April 1, 2002 between Fidelity Brokerage Services LLC, National Financial Services LLC, One Group Mutual Funds, and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (m)(8) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(11) Shareholder Services Agreement (Cash Sweep) dated April 1, 2002 One Group Dealer Services, Inc. and Bank One Corporation is incorporated by reference to Exhibit (m)(9) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(12) Services Agreement dated as of April 1, 2002 between One Group Mutual Funds, One Group Dealer Services, Inc. and Charles Schwab & Company, is incorporated by reference to Exhibit
                  (m)(10) to Post-Effective Amendment No. 57 (filed October 30,
                  2002) to Registrant's Registration Statement on Form N-1A.

(m)(13) Amendment dated April 1, 2003, to the Services Agreement dated as of April 1, 2002, as amended thereafter, between Charles Schwab & Co., Inc., One Group Mutual Funds and One Group Dealer Services, Inc. is incorporated by reference to Exhibit
                  (m)(13) to Post-Effective Amendment No. 60 (filed August 15,
                  2003) to Registrant's Registration Statement on Form N-1A.

(m)(14) Amendment to Services Agreement dated as May 23, 2002 between One Group Mutual Funds, One Group Dealer Services, Inc. and Charles Schwab & Co., Inc. is incorporated by reference to Exhibit (m)(11) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(15) Retirement Plan Shares Amendment to Services Agreement dated September 12, 2002 between One Group Mutual Funds, One Group Dealer Services, Inc., and Charles Schwab & Co., Inc. is incorporated by reference to Exhibit (m)(12) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(16) One Group Fund Alliance Agreement dated April 1, 2002 by and between One Group Mutual Fund, One Group Dealer Services, Inc. and Putnam Fiduciary Trust Company is incorporated by reference to Exhibit (m)(13) to Post-Effective Amendment No.57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(17) Anti-Money Laundering Addendum dated as of July 30, 2002 to the One Group Fund Alliance Agreement dated April 1, 2002 between One Group Mutual Funds, One Group Dealer Services, Inc. and Putnam Fiduciary Trust Company is incorporated by reference to Exhibit (m)(14) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(m)(18) Expediter Mutual Fund Services (Agency) Agreement dated April 1, 2002 between SunGard Investment Products, Inc., One Group Dealer Services, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (m)(14) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(19) Financial Services (Agency) Agreement dated April 1, 2002 between Merrill Lynch, Pierce, Fenner & Smith, Inc. and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (m)(16) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(m)(20) Fee-Based Programs Agreement dated as of April 1, 2002 between One Group Dealer Services, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated is incorporated by reference to Exhibit
               (m)(17) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant's Registration Statement on Form N-1A.

(m)(21) Supplemental Dealer Agreement (Agency) dated April 1, 2002 between Merrill Lynch, Pierce, Fenner & Smith, Inc., One Group Dealer Services, Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (m)(16) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.


(m)(22) Amendment No. 1 to Supplemental Dealer Agreement dated as of April 1, 2002 between Merrill Lynch, Pierce, Fenner & Smith Incorporated, One Group Dealer Services, Inc., One Group Mutual Funds, and Bank One Investment Advisors Corporation, amending Attachment A effective ____________ is incorporated by reference to Exhibit (m)(22) to Post-Effective Amendment No. 61 (filed on October 17, 2003) to Registrant's Registration Statement on Form N-1A.


(m)(23) Amendment No. 2 to Supplemental Dealer Agreement dated as of April 1, 2002 between Merrill Lynch, Pierce, Fenner & Smith Incorporated, One Group Dealer Services, Inc., One Group Mutual Funds, and Bank One Investment Advisors Corporation, amending Attachment A effective July 1, 2003 is incorporated by reference to Exhibit (m)(23) to Post-Effective Amendment No. 61 (filed on October 17, 2003) to Registrant's Registration Statement on Form N-1A.


(m)(24) Participation Agreement dated as of April 1, 2002 between Edgewood Services, Inc., One Group Dealer Services, Inc., and One Group Mutual Funds is incorporated by reference to Exhibit
                  (m)(17) to Post-Effective Amendment No. 57 (filed October 30,
                  2002) to Registrant's Registration Statement on Form N-1A.

(m)(25) Shareholder Services Agreement dated as of May 15, 2002 between First Trust Corporation, One Group Dealer Services, Inc., and One Group Mutual Funds is incorporated by reference to Exhibit (m)(18) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.


(m)(26) Amendment to Shareholder Service Agreement effective as of August 22, 2003 to Shareholder Service Agreement dated May 15, 2003 by and between First Trust Corporation, One Group Dealer Services, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (m)(26) to Post-Effective Amendment No. 61 (filed on October 17, 2003) to Registrant's Registration Statement on Form N-1A.


(m)(27) Agency Agreement dated April 1, 2002 between Expert Plan.Com, One Group Dealer Services, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (m)(19) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(28) Participation (Agency) Agreement dated April 1, 2002 between Salomon Smith Barney, Inc., One Group Dealer Services, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (m)(20) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(29)           Mutual Fund Service Agreement dated July 19, 2001 between A.G.
                  Edwards & Sons, Inc., The One Group Services Company and One Group Mutual Funds is incorporated by reference to Exhibit
                  (m)(33) to Post-Effective Amendment No. 56 (filed August 17,
                  2001) to Registrant's Registration Statement on
                  Form N-1A.

(m)(30) Form of Agreement dated March 31, 2002 between VALIC Financial Advisors, Inc. ("VALIC") and One Group Dealer Services Inc. is incorporated by reference to Exhibit (m)(22) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(31) Services Agreement dated March 1, 2002 between Mellon Bank, N.A., Dreyfus Services Corporation, Boston Safe Deposit Trust Company, One Group Mutual Funds and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (m)(23) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(32) Agency Trading Agreement dated August 14, 2001, as amended April 1, 2002 between Key Bank National Association, One Group Mutual Funds, One Group Dealer Services, Inc. and Banc One Investment Advisor Corporation is incorporated by reference to Exhibit (m)(24) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(33) Form of Domestic Mutual Fund Distribution and Shareholder Services Agreement dated as of ______________ between UBS Financial Services Inc. and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (m)(30) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant's Registration Statement on Form N-1A.

 (m)(34) Services Agreement dated February 17, 2003 between Investor Force Securities, Inc. and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (m)(34) to Post Effective Amendment No. 63 (filed December 23, 2003) to Registrant's Registration Statement on Form N-1A.

(m)(35) Recordkeeping Agreement dated as of February 3, 2003 between Citistreet LLC, One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit
                  (m)(31) to Post-Effective Amendment No. 60 (filed August 15,
                  2003) to Registrant's Registration Statement on Form N-1A.

(m)(36) Agency Trading Agreement dated November 1, 2002 between National Financial Services LLC and One Group Mutual Funds is incorporated by reference to Exhibit (m)(32) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant's Registration Statement on Form N-1A.

(m)(37) Amendment dated as of July 24, 2003 to Agency Trading Agreement between National Financial Services LLC and One Group Mutual Funds is incorporated by reference to Exhibit
                  (m)(33) to Post-Effective Amendment No. 60 (filed August 15,
                  2003) to Registrant's Registration Statement on Form N-1A.

(n) Multiple Class Plan for One Group Mutual Funds adopted by the Board of Trustees on May 22, 1995, as amended February,
                  2004 is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 64 (filed February 20, 2004) to Registrant's Registration Statement on Form N-1A.

(p)(1) One Group Mutual Funds and One Group Investment Trust Code of Ethics is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(p)(2) Policy 4.05 Personal Trading, as revised February 12, 2004, from Banc One Investment Advisors Corporation's Compliance Manual is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 64 (filed February 20, 2004) to Registrant's Registration Statement on Form N-1A.

(p)(3) Policy 4.02 Employee Brokerage Accounts as amended February 2, 2002, from Banc One Investment Advisors Corporation's Compliance Manual is incorporated by reference to Exhibit
                  (p)(3) to Post-Effective Amendment No. 64 (filed February 20,
                  2004) to Registrant's Registration Statement on Form N-1A.

(p)(4) Section 12 of the Written Supervisory Procedures for One Group Dealer Services, Inc., as amended February 12, 2004, is incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 64 (filed February 20, 2004) to Registrant's Registration Statement on Form N-1A.

(p)(5) Code of Ethics for Banc One High Yield Partners, LLC, Pacholder & Company, LL and Pacholder Associates, LLC dated as of January, 2004 is incorporated by reference to Exhibit
                  (p)(5) to Post-Effective Amendment No. 64 (filed February 20,
                  2004) to Registrant's Registration Statement on Form N-1A.

Item 24. Persons Controlled by or under Common Control with Registrant

As of the effective date of this Registration Statement there are no persons controlled or under common control with the Registrant.

Item 25. Indemnification.

                  Article IX, Section 9.2 of the Registrant's Declaration of Trust, incorporated as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of the Registrant's principal underwriter, custodians, investment advisers, administrator, and transfer agents is provided for in the Registrant's respective Agreements with those service providers as filed or incorporated by reference as Exhibits hereto. As of the effective date of this Registration Statement, the Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisers

                  Banc One Investment Advisors Corporation ("Banc One Investment Advisors") performs investment advisory services for all of the Funds of The One Group. Banc One High Yield Partners, LLC provides investment advisory services for the High Yield Bond Fund and Income Bond Fund.

                  Banc One Investment Advisors is an indirect wholly owned subsidiary of Bank One Corporation, a bank holding company incorporated in the state of Delaware. Bank One Corporation now operates affiliate banking organizations in Arizona, Colorado, Florida, Illinois, Indiana, Kentucky, Louisiana, Michigan, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, Bank One Corporation has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance, and insurance.

                  To the knowledge of Registrant, none of the directors or officers of Banc One Investment Advisors, or Banc One High Yield Partners, LLC, except as set forth or incorporated herein, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors of Banc One Investment Advisors who are engaged in any other business, profession, vocation or employment of a substantial nature.

                                                Banc One Investment Advisors

Position with Banc                              Other
One Investment Advisors                         Substantial Occupation                  Type of Business
-----------------------                         ----------------------                  ----------------
Kenneth J. Phelan, Chairman                     Managing Director,                      Investment
                                                Risk Strategy Development,
                                                Bank One Corporation
                                                1 Bank One Plaza
                                                Chicago, IL 60670

Lawrence E. Baumgartner, Director               None                                    Investment
and Chief Equity Investment Officer

Norman G. Cook, Director and                    None                                    Investment
National Director, Institutional
Asset Management

Position with Banc                              Other
One Investment Advisors                         Substantial Occupation                  Type of Business
-----------------------                         ----------------------                  ----------------
David J. Kundert, Director,                     Executive Vice President,               Investment
President, and CEO                              Bank One Corporation
                                                1111 Polaris Parkway
                                                Columbus, Ohio 43271


                                                President
                                                One Group Mutual Funds
                                                1111 Polaris Parkway
                                                Columbus, Ohio 43271

                                                President
                                                One Group Dealer Services, Inc.
                                                1111 Polaris Parkway
                                                Columbus, Ohio 43271

Gary Madich, Director and                       None                                    Investment
Chief Fixed Income Investment Officer

William T. Norris, Director                     None                                    Investment
and Vice - President

James A Sexton, Director                        None                                    Investment
and Chief Risk Officer


The principal business address of the principal executive officer and directors of Banc One Investment Advisors is 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211.
                                      26

Banc One High Yield Partners, LLC

         Banc One High Yield Partners, LLC ("Banc One Partners") is the Sub-Investment Advisor to the High Yield Bond Fund and the Income Bond Fund. Banc One Partners, a limited liability company organized under the laws of Ohio, provides investment advice to the High Yield Bond Fund. Set forth below are the names and principal businesses of the managers and investment officers of Banc One Partners who are engaged in any other business, profession, vocation or employment of a substantial nature.

Position with                                   Other Substantial                                  Type of
Banc One Partners                               Occupation                                         Business
-----------------                               ----------                                         --------
James P. Shanahan, Manager                      Pacholder Associates,                              Investment
                                                Inc., Managing Director
                                                & General Counsel, 8044
                                                Montgomery Road, Suite
                                                #382, Cincinnati, Ohio
                                                45236

William J. Morgan, Vice President-              Pacholder Associates,                              Investment
Portfolio Manager and Manager                   Inc., President, 8044
                                                Montgomery Road, Suite
                                                #382, Cincinnati, Ohio
                                                45236

Verlin L. Horn, Manager                         Banc One Investment                                Investment
                                                Advisors, Chief
                                                Financial Officer,
                                                1111 Polaris
                                                Parkway, Columbus,
                                                Ohio 43271

Lawrence Baumgartner, Manager                   Banc One Investment                                Investment
                                                Advisors, Senior
                                                Managing Director, 1111
                                                Polaris Parkway, Columbus,
                                                Ohio 43271

Gary Madich, Manager, Chief                     Banc One Investment                                Investment
Executive Officer                               Advisors, Senior
                                                Vice President and Fixed Income
                                                Chief Investment Officer,
                                                1111 Polaris Parkway, Columbus,
                                                Ohio 43271

James E. Gibson, Vice President-                Pacholder Associates, Inc.,                        Investment
Senior Analyst                                  Executive Vice President,
                                                8044 Montgomery Road,
                                                Suite #382, Cincinnati,
                                                Ohio 45236

Item 27. Principal Underwriters

         (a) One Group Dealer Services, Inc. acts as distributor for the shares of the Registrant.

         (b) The directors and officers of One Group Dealer Services, Inc. are set forth below. The business address of each director or officer is 1111 Polaris Parkway, Columbus, Ohio 43271.

                                            Positions and Offices
                                            With One Group Dealer
Name                                        Services, Inc.                              Positions With Registrant
----                                        --------------                              -------------------------
David J. Kundert                            Chairman                                    President

David Thorp                                 President                                   None

Robert L. Young                             Vice President and Treasurer                None

Jessica K. Ditullio                         Assistant Secretary                         Assistant Secretary

Susan Canning                               Assistant Secretary                         None

Charles Wooding                             Assistant Treasurer                         None

Barry Besece                                Assistant Treasurer                         None

(c)      Not applicable.

Item 28. Location of Accounts and Records

         (1) Banc One Investment Advisors Corporation, 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 (records relating to its functions as Investment Adviser).

         (2) Banc One High Yield Partners, LLC, 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 and 8044 Montgomery Road, Suite #382, Cincinnati,

                 Ohio 45236 (records relating to its functions as Sub-Investment Advisor to the High Yield Bond Fund and the Income Bond Fund).

         (3) One Group Dealer Services, Inc., 1111 Polaris Parkway, Columbus, OH 43271 (records relating to its functions as Distributor for all Funds).

         (4) One Group Administrative Services, Inc. Company, 1111 Polaris Parkway, Columbus, OH 43271-1235(records relating to its functions as Administrator for all Funds).

         (5) State Street Bank and Trust Company, 470 Atlantic Avenue, Fifth Floor, Boston, MA 02205-9087 (records relating to its functions as custodian and transfer agent to all Funds).

         (6) Ropes & Gray LLP, One Metro Center, 700 12th Street, N.W., Suite 900, Washington, D.C. 20005 (Declaration of Trust, Code of Regulations, and Minute Books).

Item 29. Management Services

         N/A

Item 30. Undertakings

                 The Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                 The Registrant undertakes to furnish to each person to whom a prospectus for a particular fund is delivered a copy of the Registrant's latest annual report to shareholders relating to that fund upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 65 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C. on the 14th day of April, 2004.


                                             One Group(R) Mutual Funds
                                             (Registrant)

                                             By: /s/ David J. Kundert
                                             --------------------------------
                                                  *David J. Kundert

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



Signature                                                  Title                              Date
---------                                                  -----                              ----
/s/ David J. Kundert                                       President                          April 14, 2004
--------------------------------------------
*David J. Kundert

/s/ Peter C. Marshall                                      Trustee                            April 14, 2004
--------------------------------------------
*Peter C. Marshall

/s/ Frederick W. Ruebeck                                   Trustee                            April 14, 2004
--------------------------------------------
*Frederick W. Ruebeck

/s/ Robert A. Oden                                         Trustee                            April 14, 2004
--------------------------------------------
*Robert A. Oden

/s/ John F. Finn                                           Trustee                            April 14, 2004
--------------------------------------------
*John F. Finn

/s/ Marilyn McCoy                                          Trustee                            April 14, 2004
--------------------------------------------
*Marilyn McCoy

/s/ Donald L. Tuttle                                       Trustee                            April 14, 2004
--------------------------------------------
*Donald L. Tuttle

/s/ Julius L. Pallone                                      Trustee                            April 14, 2004
--------------------------------------------
*Julius L. Pallone

/s/ Nadeem Yousaf                                          Treasurer                          April 14, 2004
--------------------------------------------
*Nadeem Yousaf


*By: /s/ Alan G. Priest
--------------------------------------------
Alan G. Priest


Attorney-in-Fact, pursuant to powers of attorney filed herewith.

                               POWER OF ATTORNEY

         David J. Kundert, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: October 15, 2003

                                                        /s/ David J. Kundert
                                                        ------------------------
                                                        David J. Kundert

                               POWER OF ATTORNEY


        Peter C. Marshall, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: August 14, 2002

                                                      /s/ Peter C. Marshall
                                                      -----------------------
                                                      Peter C. Marshall

                               POWER OF ATTORNEY


        Frederick W. Ruebeck, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: August 14, 2002

                                                 /s/ FREDERICK W. RUEBECK
                                                 ------------------------------
                                                 Frederick W. Ruebeck

                               POWER OF ATTORNEY

         Robert A. Oden, Jr., whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: August 14, 2002

                                                    /s/ ROBERT A. ODEN, JR.
                                                    ----------------------------
                                                    Robert A. Oden, Jr.

                               POWER OF ATTORNEY

     John F. Finn, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: August 14, 2002

                                                      /s/ JOHN F. FINN
                                                      --------------------------
                                                      John F. Finn

                               POWER OF ATTORNEY

         Marilyn McCoy, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: August 14, 2002

                                                      /s/ MARILYN MCCOY
                                                      -----------------------
                                                      Marilyn McCoy

                               POWER OF ATTORNEY

         Donald L. Tuttle, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: August 14, 2002

                                                          /s/ DONALD L. TUTTLE
                                                          ----------------------
                                                          Donald L. Tuttle

                               POWER OF ATTORNEY

         Julius L. Pallone, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: August 14, 2002

                                                      /s/ JULIUS L. PALLONE
                                                      --------------------------
                                                      Julius L. Pallone

                                POWER OF ATTORNEY

         Nadeem Yousaf, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: December 16, 2003

                                              /s/ Nadeem Yousaf
                                              -----------------
                                              Nadeem Yousaf

                                    Exhibits


(d)(2) Amended and Restated Schedule A dated February 12, 2004 to the Investment Advisory Agreement.

(e)(2) Revised Schedules A-E dated March 30, 2004 to the Distribution Agreement between One Group Mutual Funds and One Group Dealer Services, Inc.

(h)(3) Amended Schedule A dated March 30, 2004 to the Management and Administration Agreement between One Group Mutual Funds and One Group Administrative Services, Inc.

(i)               Opinion and consent of counsel.

(j)(1)            Consent of PricewaterhouseCoopers LLP.

(j)(2)            Consent of Ropes & Gray LLP.

(k)               None